SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           Registration Statement /X/
                        Pre-Effective Amendment No._____
                       Post-Effective Amendment No. _____
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           Registration Statement /X/
                               Amendment No. _____
                        (Check appropriate box or boxes)
                                 PEREGRINE Associates Corporation
               (Exact name of registrant as specified in charter)
                                 99 Park Avenue
                            New York, New York 10016
                    (Address of principal executive offices)
                  Registrant's telephone number: (800) 910-5255


Copy to:
Frank E. Morgan, Esq                                 Thaddeus Leszczynski, Esq.
Mayer, Brown & Platt                                 Van Eck Associates
1675 Broadway                                        99 Park Avenue
New York, NY l0019                                   New York, NY 10016
                     (Name and address of agent for service)

Approximate date of proposed public offering  January 1, 1996.   It is
proposed that this filing will become effective (check appropriate box):
/ /Immediately upon filing pursuant to / /on (date) pursuant to paragraph (b)
   paragraph (b)
/ /60 days after filing pursuant to    / /on (date) pursuant to paragraph (a)(1)
   paragraph (a)(1)
/ /75 days after filing pursuant to    / /on (date pursuant to paragraph (a)(2)
   paragraph (a)(2)                       of rule 485

        Calculation of Registration Fee Under the Securities Act of 1933
--------------------------------------------------------------------------------
Title of     Amount being    Proposed     Proposed    Amount of
Securities   registered      maximum      maximum     registration
being                        offering     aggregate   fee
registered                   price        offering
                             per unit     price
--------------------------------------------------------------------------------
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant elects to register an indefinite number of shares of beneficial interest.

                                 PEREGRINE FUNDS
                              Cross-Reference Sheet
                    Pursuant to Rule 501(b) of Regulation S-K
                        under the Securities Act of 1933

                                    Form N-1A

Form N-1A Item No.
Part A                                         Caption or Location in Prospectus

1. Cover Page                                  Cover page

2. Synopsis                                    Fund Summary

3. Condensed Financial Information             Not Applicable

4. General Description of Registrant           Investment Objectives, Policies
                                               and Risks; Fund Details

5. Management of the Fund                      Management; Advertising

6. Capital Stock and Other Securities          Dividends and Distributions;
                                               Tax Information; Fund Details

7. Purchase of Securities Being Offered        How to Buy Shares

8. Redemption or Repurchase                    How to Sell Shares

9. Pending Legal Proceedings                   Not Applicable



                                               Caption or Location in
                                               Statement of Additional
Part B                                         Information

10. Cover Page                                 Cover Page

11. Table of Contents                          Table of Contents

12. General Information and History            General Information

13. Investment Objectives and Policies         Investment Objectives and
                                               Policies; Investment
                                               Restrictions;

14. Management of the Fund                     Trustees and Officers

                                               Caption or Location in
                                               Statement of Additional
Part B                                         Information

15. Control Persons and Principal Holder of    Trustees and Officers
    Securities

16. Investment Advisory and Other Services     Investment Advisory Services;

17. Brokerage Allocation and Other Practices   Portfolio Transactions and
                                               Brokerage

18. Capital Stock and Other Securities         General Information

19. Purchase, Redemption and Pricing
    of Securities Being Offered

20. Tax Status                                 Taxes

21. Underwriters                               The Distributor

22. Calculations of Performance Data           Performance

23. Financial Statements                       Financial Statements*





-----------------
*To be supplied by Amendment

Prospectus
--------------------------------------------------------------------------------
___, 1995
--------------------------------------------------------------------------------

Peregrine Funds/Asia Growth Fund
--------------------------------------------------------------------------------

99 Park Avenue, New York, New York 10016
Account Assistance: (800) 910-5255

--------------------------------------------------------------------------------


The Asia Growth Fund (the "Fund") seeks long-term capital appreciation by investing in the securities of companies that are expected to benefit from the development and growth of the economies of Asia. Peregrine Asset Management (Hong Kong) Limited ("Peregrine") serves as investment adviser to the Fund.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus sets forth concisely information about the Fund that you should know before investing. It should be read and retained for future reference.

A Statement of Additional Information ("SAI") dated ___ 1995, about the Fund has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a free copy of the SAI, write to the above address or call the telephone number listed above.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents                                                           Page
-----------------                                                           ----
Shareholder Transaction Data ........................................

Fund Summary ........................................................

Fund Details ........................................................

Fund's Investment Objective, Policies and Risks .....................

Buying and Selling Fund Shares ......................................

Dividends and Distributions .........................................

Tax-Sheltered Retirement Plans ......................................

Facts About Your Account ............................................

Management ..........................................................

Advertising .........................................................

Taxes ...............................................................

Additional Information ..............................................

SHAREHOLDER TRANSACTION DATA

The following table is intended to assist you in understanding the various direct and indirect costs and expenses you will bear when you invest in the Fund. All of the Annual Fund Operating Expenses are paid out of Fund assets. The Fund's adviser, Peregrine, may, from time to time, waive fees and/or reimburse certain operating expenses of the Fund.

Total Fund Operating Expenses are estimates of the first year's operating expenses and assume $20 million in net assets.

SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Sales Charge
       Imposed on Purchases.............................................      0%
       Redemption Charge (Imposed on redemptions
                               within 60 days of purchases).............      2%

ANNUAL FUND OPERATING EXPENSES:  (as a percent of average net assets)
     Investment Advisory Fees...........................................   1.00%
     Portfolio Administration Fees .....................................    .38%
     Other Expenses.....................................................    .80%
       Transfer and Dividend Disbursing.................................    .11%
       Custodian Fees...................................................    .18%
       Other Expenses...................................................    .51%

Total Fund Operating
         Expenses.......................................................   2.18%

EXAMPLE:  You would bear the        1 year           3 years
following expenses on a
$1,000 investment assuming
(1) 5% annual return and (2)        $XX.XX            $XX.XX
redemption at the end of
each time period:

The above example is meant to illustrate the effect of expenses on return and should not be considered to represent past or future returns or expenses, which may be greater or less than those shown. For more information see "Management."

FUND SUMMARY

[WHO SHOULD CONSIDER INVESTING IN THE FUND]

Investors who wish to pursue their investment goals by investing in the economies of Asia and are willing to assume the risks associated with these investments should consider the Fund. Investing in these markets can afford investors diversification as well as a way to participate in the growth opportunities available in Asia.

The value of the Fund's investments will vary from day to day, and generally reflect market, economic and political conditions, interest rates and company, political or economic news. In the short-term, stocks prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities, such as bonds. Bonds fluctuate in response to interest rates and the credit rating of the issuer, generally declining in value when interest rates rise or the credit rating of the issuer declines. See "Investment Objective, Policies and Risks."

[RISK PROFILE]

The value of the Fund's shares can be expected to fluctuate more and to be more volatile than funds investing only in securities of large U.S. companies or more developed countries or bond funds. The Fund is not meant to be a complete or balanced investment and is intended for those investors who can assume greater risk with respect to a portion of their investment portfolio.

These risks include share price and currency fluctuations, confiscatory taxation, expropriation, nationalization, inefficient securities markets and settlement practices and lack of developed legal systems. See "Investment Objective, Policies and Risks - Risk Factors."

[INVESTMENT ADVISER AND    As   investment   adviser,   Peregrine   manages  the
DISTRIBUTOR]               investments   of  the  Fund  and  handles  the  other
                           business affairs of the Fund under supervision of the
                           Board of Trustees. Peregrine has been registered with
                           the SEC as an  investment  adviser  since  April  17,
                           1995. Peregrine was incorporated in Hong Kong in 1991
                           and is an indirect subsidiary of Peregrine Investment
                           Holdings Limited  ("Peregrine  Holdings").  Peregrine
                           Holdings  and  its  affiliates  comprise  one  of the
                           largest  independent  Asian  based  investment  banks
                           located outside Japan and Korea. Established in 1988,
                           Peregrine Holdings and its affiliates have offices in
                           sixteen Asian and mid-Eastern countries as well as in
                           Europe  and  the  United  States.  Peregrine  acts as
                           sub-investment   adviser  to  one  other   investment
                           company registered with the SEC, and as adviser to five other offshore funds. As of November 30, 1995, Peregrine managed assets totaling $140 million. See
                           "Management."

                           Van Eck Securities Corporation ("Distributor"), a Delaware corporation, is a wholly-owned subsidiary of Van Eck Associates Corporation, serves as the Fund's distributor and markets the Fund's shares.

FUND DETAILS

[ORGANIZATION              The Fund is a separate series of Peregrine Funds, and
OF THE FUND]               is  an  open-end,   management   investment  company.
                           Peregrine Funds was organized as a Delaware  business
                           trust   on   ______________,1995.   The   Fund  is  a
                           diversified   fund  as  that  term  is  used  in  the
                           Investment Company Act of 1940, as amended (the "1940
                           Act"). With respect to 75% of a diversified fund's assets, no more than 5% of its assets may be invested in the securities of any one issuer and not more than 10% of the outstanding voting securities of an issuer may be owned.

[BOARD OF
TRUSTEES]                  The Fund is governed by a Board of Trustees, which is
                           responsible   for   protecting   the   interests   of
                           shareholders. The Trustees are experienced executives
                           who meet  throughout  the year to oversee  the Fund's
                           activities,   review  contractual  arrangements  with
                           companies that provide services to the Fund and review performance. The majority of Trustees are not otherwise affiliated with Peregrine.

[SHAREHOLDER
MEETINGS]                  The Fund may hold  special  shareholder  meetings and
                           mail proxy materials. These meetings may be called to
                           elect or  remove  Trustees,  change  the  fundamental
                           investment   objective  and   policies,   approve  an
                           investment  advisory  contract or for other purposes.
                           You are  entitled to one vote for each share you own.
                           If you cannot attend a shareholder meeting you may vote by proxy.


[FUND'S
PORTFOLIO                  Peregrine  may  utilize its  broker-dealer  and other
TRANSACTIONS]              affiliates  and other  firms that sell Fund shares to
                           purchase and sell the Fund's portfolio securities and
                           other  assets,   provided  that  their  services  and
                           commissions are comparable to those of other firms.

[PORTFOLIO                 The  portfolio   manager  is   responsible   for  the
MANAGEMENT]                day-to-day  management of the Fund. Gary Greenberg is
                           portfolio manager of the Fund.

                           Gary Greenberg, C.F.A., Manager of the Fund, has been serving in such capacity since the Fund commenced operations. Mr. Greenberg, Deputy Managing Director of Peregrine, joined Peregrine in July, 1994 and is responsible for Peregrine's investment strategy in various regions of the world and is portfolio manager for a fund which invests in smaller companies in India. Prior to joining Peregrine, Mr. Greenberg served as co-manager of the Acorn International Fund from 1992 to 1994. During that time period he was principal and portfolio manager of an asset management company which managed over U.S. $4 billion, including approximately U.S. $2 billion invested in non-U.S. companies.

                           Other investment professionals at Peregrine who are expected to have significant input in determining the Fund's investments include:

                           Bruce Seton, Chief Investment Officer of Peregrine, has been serving in such capacity since September, 1994. Mr. Seton serves as Chief Executive Officer of Peregrine and is responsible for establishing Peregrine's overall investment guidelines and strategies. Prior to joining Peregrine in 1994, Mr. Seton spent twenty-two years at Gartmore Investment Limited managing funds emphasizing Asian emerging market investments.

                           Aureole Foong, Director of Peregrine, joined Peregrine in 1994 as a fund manager. His responsibilities at Peregrine include managing funds which invest in equities and derivatives in the Asia region. Prior to joining Peregrine, Mr. Foong worked from 1990 to 1994 at Unifund, a Geneva-based private investment company, where he served as a Senior Vice President.

Peregrine, its investment personnel and its affiliated companies may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain activities.

                 FUND'S INVESTMENT OBJECTIVE, POLICIES AND RISKS

[OBJECTIVE] The Fund's investment objective is long-term capital appreciation by investing in the securities of companies that are expected to benefit from the development and growth of the markets or economies in Asia.

The Fund considers Asia to include Australia, Bangladesh, Brunei, Cambodia, Hong Kong, India, Indonesia, Korea, Laos, Malaysia, Myanmar (formerly, Burma), Nepal, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China
("China"), Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam. ("Asia"). Other countries may be included in the future. The Fund will normally invest in at least three Asian countries. The Fund does not expect to invest in Japan.

[FUND'S BENEFITS AND RISKS] [BENEFITS] Peregrine believes Asia has potential for dramatic economic growth. The Fund offers investors who believe that Asia offers strong long-term growth potential the ability to concentrate an investment in Asian securities. The Fund's performance is closely tied to economic and political conditions within Asia. The Fund may not be suitable for all investors and is intended for investors willing to assume greater risk and as a complement to a broader investment plan. The Fund is not intended as a complete investment program.

When you sell your Fund shares they may be worth more or less than you paid for them. Their value will depend upon the value of the Fund's investments, which varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market, economic and political conditions. The securities of smaller, less well-known companies may be particularly volatile. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer. In addition, some of the Fund's investments will be denominated in foreign currencies which fluctuate in response to global economic, market and political factors. Peregrine will select investments for the Fund that it believes offer the greatest opportunity for long-term capital appreciation. There can be no assurance that Peregrine will be successful.

Peregrine normally invests the Fund's assets according to its investment objective and policies. Peregrine determines whether an issuer or its principal business are located in Asia by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the Fund's investments among countries, Peregrine considers such factors as the potential for economic growth, political developments, expected levels of inflation, governmental policies and the outlook for currency relationships. There can be no assurance that the Fund will achieve its investment objective.

[EMERGING MARKET RISKS]

Investors should expect volatility in the value of the Fund's shares as emerging markets are characterized by wide fluctuations in securities' prices. Countries in Asia are in various stages of economic development. Some are considered emerging markets, which generally have low-to-middle-income economies. Each has its own risks. Most countries in this region are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recessions and economic factors in other countries. Some countries in the region have experienced rapid growth recently, and many suffer from obsolete financial systems, economic problems, or less developed legal systems. Many are experiencing political and social uncertainty. In addition, the return of Hong Kong to Chinese control may affect the entire region known as "Greater China". The securities markets in Asia may be subject to emergencies caused by governmental actions and political and economic factors. In the event an emergency exists, the Fund may, with the approval of the SEC, suspend your right to redeem your Fund shares during the emergency.

[INTERNATIONAL INVESTING RISKS]

The Fund's policy of investing in non-U.S. markets and, in particular, emerging markets, involves increased or additional economic and political risks from those mentioned above as compared to investing in the U.S. or other developed markets. The Fund's share price will be affected by events and factors in the various world markets.

These foreign markets have generally less stringent investor protection rules and enforcement, disclosure standards and governmental regulation. In addition, some foreign companies are not subject to the same financial accounting, auditing and reporting standards that are required of U.S. companies. Compared to U.S. markets, foreign markets are less developed and less liquid, have fewer issuers, may be more subject to influence by large investors and more susceptible to manipulation. Some have unstable governments. In addition to the political and economic factors that can affect the value of foreign securities, a governmental issuer may be unwilling to repay principal and interest when due and may require that the conditions for payment be renegotiated. Investing in countries with emerging economies or securities markets is subject to the additional risks associated with political and economic structures undergoing rapid change, economies heavily dependent upon international trade and extremely sensitive to commodity prices and to economic factors in other countries, the lack of developed securities markets and effective regulations, less developed legal and economic sectors, restrictions on foreign ownership of securities, and governments that in the past have failed to recognize private ownership, have nationalized or expropriated private property, imposed currency exchange controls, levied confiscatory taxes and limited the removal of funds or other assets.

[OTHER RISKS]

In addition, because the Fund may invest in a wide variety of investments and use various investment techniques, the Fund may be riskier and more volatile than Funds whose investments and investment techniques are less varied. Some of the more common risks associated with the investments and investment techniques available to the Fund and not discussed here are summarized below in "Fund's Investments and Techniques." See also "Risk Factors" in the SAI.

[INVESTMENT POLICIES] In pursuing its goals, the Fund will focus on equity securities but it may also invest in other types of financial instruments, including debt securities of any quality. The Fund may invest in the securities of any issuer, including companies and other business organizations, as well as governments and governmental and quasi-governmental agencies. The Fund, however, will tend to focus on the equity securities of both large and small companies in Asia. Peregrine will normally invest at least 65%, and at times nearly all, of the Fund's total assets in these securities, except in unusual circumstances. Peregrine expects that the Fund will normally invest in at least three Asian countries.

Peregrine may use different investment techniques to attempt to achieve the Fund's investment objective and to hedge the Fund's risks, but there is no guarantee that these strategies will work as Peregrine intends. Also, as a mutual fund, the Fund seeks to spread investment risks by diversifying its holdings among many companies and industries. Of course, diversification does not eliminate risk and when you sell your Fund shares, they may be worth more or less than you paid for them.

The  Fund  may,  in  seeking  to avoid  foreign  taxes or  comply  with  foreign
investment   restrictions,   invest  in  certain   countries   in  Asia  through
wholly-owned entities organized in a foreign country.

The Fund's investments will normally be denominated in a foreign currency. To attempt to protect against uncertainties in the markets or in anticipation of the need for cash to meet redemption requests or settlement of portfolio transactions, the Fund may invest in short-term debt securities and money market instruments in excess of 35% of the Fund's total assets. There is no limit on the amount of foreign currencies or short-term instruments denominated in a foreign currency the Fund may hold.

The Fund may invest in a variety of instruments that are or may become available in the market, and Peregrine may use a number of investment techniques and strategies to achieve the Fund's objective. There are a number of risks and restrictions associated with these instrument types and investment practices that should be considered by investors. The investment types and investment practices that will be used most often are listed below under "Fund's Investments and Techniques." (A complete listing of the Fund's policies and limitations and more detailed information about the Fund's investments and strategies is contained in the Fund's SAI.) Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

Peregrine may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goals. Current holdings and recent investment strategies are described in the Fund's financial reports which are sent to shareholders twice a year. For a free SAI or annual or semi-annual report, call (800) 910-5255 or write to the Fund at the address on the cover. The Fund commenced operations on ___________; the first semi-annual report for the period ended June 30, 1996 will be available on or about August 30, 1996.

[FUND'S INVESTMENTS AND TECHNIQUES]

EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, direct equity interests in unincorporated entities or enterprises, convertible securities, and warrants. Common stocks, the most familiar type of equity security, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions. Smaller companies are especially sensitive to these factors. The Fund also considers equity swaps, indexed securities and similar instruments whose values are tied to one or more equity securities to be equity securities.

DIVERSIFICATION. Diversification of the Fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.

RESTRICTIONS: With respect to 75% of total assets, the Fund may not invest more than 5% of its total assets in securities (including debt securities) of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities or securities issued by foreign governments and supranational organizations.

FOREIGN AND EMERGING MARKETS SECURITIES. The Fund will normally invest a significant portion of its assets in securities of issuers located outside the U.S. and traded outside the U.S. These securities will usually be non-U.S. dollar denominated, but also may be dollar denominated (such as ADRs). Changes in the value of foreign currencies can significantly affect the value of the Fund's investments and share price. Peregrine may use a variety of techniques to either increase or decrease the Fund's exposure to any currency.

DEBT SECURITIES. Bond and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Lower-quality debt securities (sometimes called "junk bonds") are often considered to be speculative and involve greater risk of default or price fluctuations due to changes in the issuer's creditworthiness, or the reality that the issuer may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

RESTRICTIONS: The Fund currently intends to limit its investments in debt securities rated lower than Baa by Moody's Investor Services ("Moody's") to 25% of its total assets. Purchase of a debt security is consistent with the Fund's debt quality policy if is rated at or above the stated level by Moody's or rated in the equivalent categories by Standard & Poor's Corporation ("S&P"), or is unra11ted but judged to be of equivalent rating quality by Peregrine. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality.

The SAI provides an explanation of the ratings assigned to debt holdings (not including money market instruments).

ADJUSTING INVESTMENT EXPOSURE. The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options, futures and forward contracts, entering into currency exchange contracts, swap agreements, purchasing indexed securities, and selling securities short.

Peregrine may use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If Peregrine judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss to the Fund, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss to the Fund if the counterparty to the transaction does not perform as promised.

REPURCHASE AGREEMENTS. In a repurchase agreement , the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. The difference between the sale and repurchase prices represents interest earned by the Fund. Delays or losses to the Fund could result if the other party to the agreement defaults or becomes insolvent.

FOREIGN REPURCHASE AGREEMENTS. Repurchase agreements with foreign dealers may be less well-secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss or counterparty default. Some counterparties in these transactions may be less creditworthy and subject to less regulation than those in U.S. markets.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by Peregrine, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Securities subject to legal or contractual restrictions and repurchase agreements maturing in more than seven days are considered illiquid. Difficulty in selling these securities may result in a loss or may be costly to the Fund.

RESTRICTIONS: The Fund may not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

SHORT SELLING. Short selling involves selling a security that the Fund does not own and has borrowed from a broker. When the Fund purchases the security to replace the borrowed security, if the value of the security declines as anticipated, the Fund will profit to the extent of the difference between the purchase price and the sale price. If the price of the security increases, the Fund will suffer a loss.

RESTRICTIONS: The value of securities of any one issuer sold short will constitute no more than 2% of the Fund's net assets or more than 2% of the issuer's outstanding class of securities. Only liquid securities will be sold short. The value of the securities sold short will constitute no more than 25% of the Fund's net assets.

OTHER INSTRUMENTS. Other securities in which the Fund may invest include rights, securities of investment companies, and real estate-related investments.

LEVERAGE. The Fund may use leverage by borrowing from banks or other financial institutions or through reverse repurchase agreements, futures, options and similar transactions. Leverage will subject the Fund's share price to greater fluctuation.

RESTRICTIONS: The Fund may not borrow in an amount exceeding 331/3% of its total assets.

LENDING OF PORTFOLIO SECURITIES. Securities may be lent to broker-dealers and institutions, including affiliates of Peregrine. Lending is a means for the Fund to earn income. This practice could result in a loss or a delay in recovering the Fund's securities.

RESTRICTIONS: Loans of the Fund's securities, in the aggregate, may not exceed 331/3% of the Fund's total assets.

FUNDAMENTAL POLICIES AND RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, which are subject to change only with shareholder approval. All policies stated throughout this Prospectus, other than those identified in this section as fundamental can be changed without shareholder approval.

The Fund's investment objective is to seek capital appreciation by investing in the securities of companies that are expected to benefit from the development and growth of the economies of Asia. This objective can be changed only with shareholder approval.

The Fund, with respect to 75% of total assets, may not invest more than 5% of its total assets in the securities (including debt securities) of any one issuer, and may not own more than 10% of the outstanding voting securities of a single issuer, excluding entities of which it is the sole owner. The Fund may not invest more than 25% of its total assets in any one industry. The Fund may borrow in an amount not exceeding 331/3% of its total assets. Loans of the Fund's securities, in the aggregate, may not exceed 331/3% of total assets.

BUYING AND SELLING FUND SHARES

The Fund is a "no-load" mutual fund. The Fund does not currently impose a transaction or sales charge for investors purchasing shares directly from the Fund. However, to reduce transaction costs to the Fund resulting from excessive shareholder activity a redemption fee of 2% ("Redemption Fee") of the value of the shares sold will be retained by the Fund if you sell your shares within 60 days of purchase. Shares will be purchased or redeemed at the next share price calculated after the investment or request for redemption is received and accepted. The share price is calculated at the close of trading on the New York Stock Exchange ("NYSE"), currently 4:00 P.M., Eastern Time, on each day the NYSE is open for business. Purchases and sales will be made in U.S. Dollars. The Fund may, without notice, suspend the offering of shares or reject any purchase order.

[HOW TO BUY SHARES]

[THROUGH A FINANCIAL INSTITUTION OR DST]

Fund shares may be purchased at their net asset value per share without payment of a sales charge by (1) ordering the shares through a financial institution (which may impose a transaction charge for its services), and forwarding a completed Application or investment firm settlement instructions with payment; or (2) completing an Application and mailing it with payment to the Fund's Transfer Agent and Dividend Paying Agent, DST Systems, Inc., c/o Peregrine Funds, P.O. Box 419558, Kansas City, Missouri, 64141-9558.

The Fund will not issue share certificates. Fractional shares will be issued.

[BROKERS, BANKS AND FINANCIAL PROFESSIONALS]

You may purchase or sell your shares through a broker, a bank or investment professional. These financial institutions may charge a fee for their services. Your financial institution has the responsibility of submitting your orders received by it prior to the close of trading on the NYSE to the Distributor not later than 5:00 p.m., Eastern Time, or to DST through the facilities of the National Securities Clearing Corporation by 7:00 p.m., Eastern Time, to receive that day's price.

Certain financial institutions may enter into sales agreements with the Distributor and may place confirmed purchase orders on behalf of their customers, with payment to follow within three business days. If payment is not received by the Fund, the financial institution will be held liable for any fees or losses the Fund or Distributor may incur.

Some unaffiliated financial institutions have entered into agreements with the Fund, Distributor and/or Peregrine to provide services to shareholders. If such financial institutions provide assistance in marketing the Fund, the financial institutions will be compensated by Peregrine from its own resources.

[PAYMENT] Payment for shares must be made in U.S. Dollars. Checks drawn on a foreign bank will not be accepted unless provisions are made for payment in U.S. Dollars through a U.S. bank. Double endorsed checks will not be accepted.

[MINIMUM PURCHASES] Initial purchases must be in the amount of $50,000 or more per account. Subsequent purchases must be in the amount of $5,000 or more. Purchases may be made through selected dealers or banks or investment professionals or by forwarding payment to DST Systems, Inc. ("DST"). Either minimum may be waived by the Fund in special circumstances deemed to be appropriate by the Fund's Board of Trustees.


[HOW TO SELL SHARES]

You may sell your shares on any business day by writing to or calling DST or your financial institution. If you purchased shares through an investment professional you may be required to sell your shares through that investment professional if your shares are held in "street name". The redemption price will be the net asset value per share next determined after the receipt of a request in proper form as described herein.

[IN WRITING]

To sell shares you may write to DST, c/o Peregrine Funds, P.O. Box 419558, Kansas City, Missouri 64141-9558. Your redemption request must (1) be signed by all owners exactly as their names appear on the account Application and signature page, (2) specify the number of shares or amount of investment to be redeemed if less than all shares in the account are to be sold, (3) contain a signature guarantee of each owner's signature by an eligible guarantor institution (notarization by a notary public is not acceptable) for redemptions of $50,000 or more, or if the redemption check is to be made payable to other than the owners or is to be sent to an address other than the record address or the record address has been changed within the past 30 days and (4) provide any additional documents regarding accounts of estates, trusts, guardianships, custodianships, partnerships and corporations (e.g., appointments as executor or administrator, trust instruments or certificates of corporate authority) requested by DST.

[BY TELEPHONE]

You may sell your shares by telephone by calling either (1) your financial institution (which may charge a transaction fee) or (2) DST at 1-800-910-5255, if the shares are not held in street name. Estates, trusts, guardianships, custodianships, partnerships and corporations may not call DST to sell their shares. Telephone calls to DST are recorded. Shares will be redeemed by telephone if you provide the correct social security number, tax identification number or account number. To protect against fraud or losses DST may require additional information. The Fund reserves the right to refuse a request for the telephone redemption privilege without prior notice, either before, during or after the call.

Telephone instructions accepted after the close of business on the NYSE will not be processed until the following business day. In the case of joint or multiple owners, one owner's call may effect the telephone exchange or redemption. Because of unusual market conditions it may be difficult and/or impossible to contact DST or your broker, bank or investment professional to redeem your shares. You should continue to try contacting them by telephone at their telephone number or written instructions may be sent by post or courier.

You may request redemption by telephone of $50,000 or less per day if the proceeds check is to be payable to you and sent to the address we have on our records or the proceeds are to be wired to the bank account of record. To protect you and the Fund from fraud, a telephone redemption request will not be accepted if you changed the registered address within one month of the request.

[UNAUTHORIZED TELEPHONE REDEMPTIONS] Like most mutual funds, the Fund and DST may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the caller's identity. Telephone calls may be recorded and account number and other information may be requested. If you do not want the ability to redeem by telephone, check the appropriate box on the Application or call DST for instructions.

[REDEMPTION FEE]

Shares redeemed within 60 days of purchase will incur a Redemption Fee of 2% which will be deducted from the value of those shares. The Redemption Fee is paid to the Fund, not to the Distributor, and is intended to cover the costs incurred by the Fund resulting from short-term trading by investors. The Redemption Fee does not apply to shares acquired through the reinvestment of distributions. Shares held the longest will be redeemed first for purposes of calculating the fee.

[PAYMENT OF SALES PROCEEDS] Payment for shares sold will normally be made within seven days after a proper redemption request is received, except for delays which may be permitted under applicable law or rule. If Fund shares to be redeemed were purchased by check, to protect the Fund from losses, the Fund will pay the proceeds only after it is satisfied that your check has been cleared for payment. This may take as long as 15 days. Payment will generally be made by wire transfer to your designated account at a domestic commercial bank. A wire transfer fee of $____ is charged on wire transfer redemptions of less than $____. You may request in writing that redemption proceeds be paid by check. A check redemption fee of $____ is imposed on each check redemption. The check will be made payable to the record owners at the record address. The Fund may waive the wire or check fee.

DIVIDENDS AND DISTRIBUTIONS

The Fund will distribute its net investment income and capital gains annually, generally in December. Dividends or distributions declared in December but paid in the following January will be includible in your income as of the record date (usually in December) of such dividends or distributions. The fiscal year of the Fund ends on December 31.

DIVIDEND REINVESTMENT PLAN

[DIVIDEND REINVESTMENT]

Dividends and distributions will be automatically reinvested in Fund shares at net asset value unless you or your financial institution notifies DST that dividends and distributions are to be paid in cash. If you do not want your dividends reinvested automatically please check "Cash" on the Application.

TAX-SHELTERED RETIREMENT PLANS

You may purchase Fund shares for tax-sheltered retirement plans. These plans allow individuals to shelter investment income and capital gains from current taxes. Contributions may be tax deductible. These accounts require separate applications to open. Additional information about these plans may be found in the SAI or may be requested from the Fund.

[IRAS] An Individual Retirement Account and Spousal Individual Retirement Account (IRA/SPIRA) are available to anyone who has earned income. (Investments may also be made for a spouse, if the spouse has earned income of less than $250.)

[SEP] A Simplified Employee Pension Plan (SEP) is available to employers, including self-employed individuals that want to provide retirement income to their employees without all the administrative requirements of qualified plans.

[QUALIFIED PENSION PLAN] A Qualified Pension Plan is available to self-employed individuals, partnerships, corporations and their employees.

[403 (B) PLANS] A 403(b)(7) Program is available to employees of certain tax-exempt organizations and schools.

FACTS ABOUT YOUR ACCOUNT

[YOUR ACCOUNT]

DST maintains Fund account records. However, brokers, banks and financial institutions maintain accountrecords for shares that are held in street name for their clients. If you purchased your shares from a financial institution you must call or write to the institution if you have questions about your account or want to sell shares you own. DST will have no record of your account.

[MINIMUM ACCOUNT SIZE] If, at any time, the number of shares in your account falls below a specified amount, currently 500 shares, you will be notified and will have 30 days to bring the number of shares you own up to the minimum amount. If you are unable to comply with the account minimum within 30 days, the Fund may redeem your Fund shares involuntarily and mail the proceeds to you. Your shares will be redeemed at the net asset value on the day your account is closed.

[FUND'S BUSINESS DAYS] You may transact business (buy and sell shares) in your account on each day the NYSE is open. Shares are purchased and sold at the net asset value per share (NAV) next calculated after your order is received and accepted. The NAV is calculated at the close of business on the NYSE, currently 4:00 P.M., Eastern Time.

[FUND'S NAV] The Fund's NAV is the value of one share. It is computed by adding the value of the Fund's investments, cash and other assets, subtracting the Fund's liabilities and dividing the result by the number of shares outstanding at the time.

[VALUATION OF FUND'S INVESTMENTS] The assets of the Fund are primarily valued on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, or if traded on multiple markets, as of the most current price quotation accurately reflecting the fair value. If market value is not ascertainable, investments are valued at fair value as determined in good faith by the Board of Trustees. Foreign investments will be valued in U.S. Dollars using the prevailing exchange rates on that day. The Fund invests in securities, options or futures contracts listed or traded on foreign exchanges which may trade on Saturdays or other customary U.S. national business holidays (days on which the Fund is not open for business). Consequently, the Fund's NAV may be affected on days when you may not purchase or redeem shares.

[SPECIAL SERVICES] You may be charged a fee for special services you request, such as providing historical account documents.

[TRANSFER OF OWNERSHIP] To transfer ownership (re-register) all or a portion of your shares you must provide a written request with any documents DST may request to satisfy itself that the request is genuine. See "How to Sell Shares." DST will require the same information and certifications, all in proper form, necessary to open and close an account.

MANAGEMENT

[INVESTMENT ADVISER] Peregrine is the investment adviser and manages the Fund's portfolio of investments pursuant to an Investment Advisory Agreement and is paid an investment advisory fee ("Advisory Fee") by the Fund at an annual rate of 1.00% of average daily net assets. Peregrine acts as sub-adviser to one other mutual fund registered with the SEC under the 1940 Act and manages portfolios of pension plans and others. Total aggregate assets under management by Peregrine were approximately $140 million as of November 30, 1995.

[PORTFOLIO ADMINISTRATOR]

Van Eck Associates Corporation ("Van Eck") serves as the Fund's portfolio administrator pursuant to a Portfolio Accounting and Administration Agreement. Van Eck performs accounting and administrative services for the Fund and is paid a fee ("Portfolio Administration Fee") at an annual rate of .25% of the Fund's average daily net assets or $75,000, whichever is greater. Van Eck is responsible for calculating the Fund's NAV, maintaining the Fund's records and providing certain other accounting and administrative services.

The Advisory and Portfolio Administration Fees paid by the Fund are generally more than those paid by other comparable mutual funds.

ADVERTISING

From time to time, the Fund may advertise its performance. Past performance is not indicative of future performance.

[AVERAGE ANNUAL TOTAL RETURN] The Fund may advertise its performance in terms of average annual total return, which is computed by finding the average annual compounded rate of return over a period so that the initial amount invested would equal the ending account value. The calculation assumes that all dividends and distributions by the Fund are reinvested and includes all recurring fees charged to all shareholder accounts. It is not the actual return in each year, but an average. The actual return in any year may be more or less than the average. Average annual total return for periods of less than a year is equal to the actual return annualized and assumes that performance to date will continue for the rest of the year.

[AGGREGATE TOTAL RETURN] The Fund may advertise aggregate total return for a specified period of time, which is the percentage change in the net asset value of Fund shares initially purchased assuming reinvestment of dividends and capital gains distributions without giving consideration to the length of time of the investment.

Non-recurring expenses may be excluded from the calculation of rates of return so that the rates may be higher than if these expenses were included. The SAI describes the methods used to calculate the Fund's total return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. These include market, economic and performance data and indices. For example, the Fund may quote the market performance of the S&P 500; Europe Australia Far East (EAFE) Index; the Morgan Stanley Capital International Index, Asia (Ex-Japan) Index or another appropriate index; performance of various world economies or economic indicators; or compilations of historical performance data from rating agencies. The Fund is rated in the Asia/Pacific Basin Funds Category by performance rating agencies. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one rating agency; Lipper Analytical Services is another.

TAXES

[FUND'S TAX STATUS] The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and will not pay income or excise taxes to the extent that it distributes its net taxable investment income and capital gains.

[TAXATION OF DIVIDENDS YOU RECEIVE] Notice as to the tax status of dividends and distributions will be mailed to you annually. Income from dividends and distributions is normally taxable whether or not reinvested. Distributions from net investment income and short-term capital gains will be taxed as ordinary income. Distributions of long-term capital gains will be taxed at capital gain rates. If the Fund fulfills certain requirements, shareholders of the Fund may be able to claim a foreign tax credit or deduction for foreign taxes paid to foreign governments by the Fund during the year. The Fund does not anticipate that any portion of the Fund's dividends will be eligible for the 70% corporate dividends received deduction.

[TAXATION ON SALE OF SHARES] When you redeem your shares you may incur a capital gain or loss for tax purposes. The amount of the capital gain or loss, if any, is the difference between what you paid for your shares and what you receive. Be sure to keep your regular statements - they contain the information necessary to calculate the capital gain or loss.

This discussion was a brief description of the tax consequences of an investment in the Fund. You should consult your tax adviser for additional tax consequences, including state and local taxation, of dividends, distributions and sale of Fund shares.

[NON-RESIDENTS] Distributions of net investment income and short-term capital gains, if any, made to non-resident aliens will be subject to 30% withholding or lower tax treaty rates because such distributions are considered U.S. source income. Currently, the Fund is not required to withhold tax from long-term capital gains distributions paid to non-resident aliens.

ADDITIONAL INFORMATION

[QUESTIONS ABOUT THE FUND] For further information about the Fund, please call your financial advisor or the Fund toll free at (800) 544-4653 or write to the Fund at the cover page address.

[CUSTODIAN] The custodian of the assets of the Trust is The Chase Manhattan Bank, N.A., 4 Chase Metrotech Center, Brooklyn, New York 11245.

[INDEPENDENT ACCOUNTANTS] Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, are the Fund's independent auditors. The Fund's annual financial statements are audited by Price Waterhouse.

[COUNSEL] Mayer, Brown & Platt, 1675 Broadway, New York, New York 10019, serves as outside counsel to the Trust.

[TRANSFER AND DIVIDEND DISBURSING AGENT] DST Systems, Inc., 1055 Broadway, Kansas City, MO 64105, serves as the Fund's transfer, dividend disbursing and shareholder servicing agent.

[INVESTMENT ADVISER] Peregrine Asset Management (Hong Kong) Limited, New World Tower, Suite 1704, 16-18 Queens Road Central, Hong Kong, serves as the investment adviser to the Fund.

[DISTRIBUTOR] Van Eck Securities Corporation, 99 Park Avenue, New York, New York 10016, serves as distributor for the Fund's shares.

[PORTFOLIO ADMINISTRATOR] Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as portfolio administrator for the Fund.

                                 PEREGRINE FUNDS
                                  (the "Trust")
                      99 Park Avenue, New York, N.Y. 10016
                 Shareholder Services: Toll Free (800) 910-5255

ASIA GROWTH FUND

Peregrine Funds is a Delaware business trust. Asia Growth Fund is a mutual fund that is the only series of the Trust.

TABLE OF CONTENTS                                                        Page

General Information..............................................
Investment Objective and Policies of the Fund....................
Risk Factors - Foreign Securities................................
Emerging Market Securities.......................................
Foreign Currency Transactions....................................
Futures and Options Contracts and Complex Securities.............
Options, Futures and Forward Contracts...........................
Hedging and Other Investment Techniques..........................
Indexed Securities and Structured Notes..........................
Swap Agreements..................................................
Loans of Portfolio Securities....................................
Borrowing........................................................
Partly Paid Securities...........................................
Direct Investments...............................................
Repurchase Agreements............................................
Debt Securities..................................................
Rule 144A Securities and Section 4(2) Commercial Paper...........
Investment Restrictions..........................................
Investment Advisory Services.....................................
The Distributor..................................................
Portfolio Transactions and Brokerage.............................
Trustees and Officers............................................
Valuation of Shares..............................................
Tax-Sheltered Retirement Plans...................................
Investment Programs..............................................
Taxes............................................................
Redemptions in Kind..............................................
Performance......................................................
Additional Information...........................................
Financial Statements.............................................
Appendix.........................................................
Performance Charts...............................................

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectus, dated ___, 1995 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.

Shareholders are advised to read and retain this Statement of Additional Information for future reference.

                 STATEMENT OF ADDITIONAL INFORMATION - ___, 1995

                               GENERAL INFORMATION

Peregrine Funds (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the state of Delaware. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There is currently one series of the
Trust: Asia Growth Fund ("Fund").

The Fund is classified as a diversified fund under the Investment Company Act of 1940 (the "1940 Act"). A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

Peregrine Asset Management (Hong Kong) Limited (the "Adviser") serves as investment adviser to the Fund.

             OVERVIEW INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

The Fund's investment objective is long-term capital appreciation by investing primarily in the securities of companies that are expected to benefit from the development and growth of the economies of the Asia region.

The Fund may invest in a broad range of equity securities, warrants and equity options of companies located in, or expected to benefit from the development and growth of the economies of countries located in Asia. These countries include Australia Bangladesh, Brunei, Cambodia, Hong Kong, India, Indonesia, Korea, Laos, Malaysia, Myanmar (formerly, Burma), the People's Republic of China ("China"), Nepal, New Zealand, Pakistan, the Philippines, Papua New Guinea Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. Currently, the Fund does not invest in Australia and Japan. Equity securities include common and preferred stocks, structured notes, equity swaps, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country, depository shares or receipts, convertible preferred stocks and convertible debt instruments.

The Fund may buy and sell financial futures contracts and options on financial futures contracts, forward currency contracts and put or call options on securities, securities indices and foreign currencies, currency swaps, structured and indexed notes and other instruments which may be or become available that are consistent with the Fund's investment objective. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio).

Depository shares or depository receipts, such as American Depository Receipts and Shares, and Global Depository Receipts and Shares, are generally issued by banks as evidence of ownership of the underlying foreign securities.

Although the Fund will invest its assets in a manner consistent with its investment objectives and policies there can be no assurance the Fund will be able to achieve its objective.

The Fund expects that, under normal market conditions, at least 65%, and at times, substantially all of its assets will be invested in equity securities, structured and indexed notes, swaps and other instruments whose return is tied to one or more issuers in the Asia region and other issuers that Fund may invest in consist of companies that (a) are located in or whose securities are principally traded in an Asian country, (b)(i) have at least 50% of their assets in one or more countries located in Asia or (ii) derive at least 50% of their gross sales, revenues or profits from providing goods or services to or from within one or more countries located in Asia or (c) have manufacturing or other operations in China that are significant to such companies. These investments are typically listed on stock exchanges or traded in the over-the-counter markets in Asian countries, but may be traded on exchanges or in markets outside Asia. Similarly, the principal offices of these companies may be located outside these countries. The Fund may commit 25% or more of its total assets to any one country in Asia and will invest its assets in at least three countries.

The Fund may, for temporary defensive purposes and cash management purposes such as maintaining sufficient cash to meet redemptions and for settlement of securities transactions currency, invest more than 35% of its total assets in high grade, liquid debt securities of foreign and United States companies which are not in Asia, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments cash and cash equivalents denominated in U.S. dollars or a foreign currency. These instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Fund. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's Investor Services Inc., ("Moody's") or A-1 or better by Standard & Poor's Corporation ("S&P") or, Fitch-1 by Fitch or Duff-1 by Duff & Phelps or if unrated, will be of comparable high quality as determined by the Adviser.

Some countries in the Asia region have favorable tax treaties with other countries, the effect of which is that entities organized under the laws of the tax-favored country pay a lower rate of tax on income or capital gains earnedon investments in the taxing country. The Fund may invest when it is advantageous for tax reasons, through wholly-owned entities in a tax favored country.

The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's and S&P relating to the fixed-income securities and preferred stocks in which the Fund may invest, including a description of the risks associated with each category.

                 INVESTMENT TECHNIQUES POLICIES AND RISK FACTORS

                               FOREIGN SECURITIES

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond and equity markets are less than in the United States, and at times volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, in particular, emerging market countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by these Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

                           EMERGING MARKET SECURITIES

Many countries in the Asia region are considered developing or emerging countries. The Fund may have a substantial portion of its assets in these countries or countries with developing securities markets. Although there is no universally accepted definition, a developing or emerging country is generally considered by the Adviser to be a country which is in the initial stages of industrialization or economic development.

Shareholders should be aware that investing in the equity and fixed income markets of those countries and emerging markets involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of these countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors. Some of these countries do not have securities markets or exchanges or are in the initial stages of formation.

Political and economic structures in many emerging countries may be undergoing significant evolution and rapid development, and therefore, such countries may lack the social, political and economic stability characteristic of the United States. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies or investors. An investment in the Fund presents a greater risk of loss to investors than would an investment in a fund investing in a more diversified portfolio of companies located in more stable countries. The economies of countries with developing markets may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future.

Since the Fund normally invests at least 65% of its total assets in Asia region investments, the investment performance will be especially affected by events affecting companies in Asia. The value and liquidity of these investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in Asia or neighboring regions. The extent of economic development, political stability and market depth of different countries in Asia varies widely. Certain countries in Asia, including Bangladesh, Cambodia, China, Laos, Indonesia, Malaysia, Nepal, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. Given the Fund's investments, the Fund will likely be particularly sensitive to changes in China's economy as the result of a reversal of economic liberalization, political unrest or changes in China's trading status. In additional, the Fund will invest a significant portion of its assets in Hong Kong and will be affected by the return of Hong Kong to China.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid Asian securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in Asia are susceptible to being influenced by large investors trading significant blocks of securities.

Many of the emerging markets limit ownership by foreign investors of their domestic issuers, including by requiring that such issuers issue two classes of shares-"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and in some markets may be convertible into local shares. Foreign shares may be subject to restrictions on the right to receive dividends and other distributions, and may have limited voting and other rights, to name a few. Local shares are intended for ownership by nationals or residents of the country. The market for foreign shares is generally less liquid than the market for local shares, although in some cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares, while at other times there is no premium. If the Fund were to purchase foreign shares at a premium and sell when there is a lower or no premium, the Fund could realize a loss on its investment. Ownership by foreign investors of local shares may be illegal in some jurisdictions and, in others, foreign owners of local shares may not be entitled, among other things, to participate in certain corporate actions such as stock dividends, rights and warrant offerings (while foreign holders of foreign shares would participate). If the Fund were to own local shares and could not participate in a stock, warrant or other distribution, the Fund could suffer material dilution of its interest in that issuer and the value of its holdings could decline dramatically, over a very short period, causing a loss on its investment. Generally, it is expected that the Fund will hold foreign shares. However, because of their limited number, foreign shares may, at times, not be available for purchase by the Funds or the premiums may be, in the opinion of the Adviser unjustified or prohibitively high. In order to participate in these markets, the Fund may deem it advisable to purchase local shares which may expose the Fund to the additional risks described above. The

Fund will only purchase local shares where foreign shares are not available for purchase or premiums are excessive and, when in the opinion of the Adviser, the potential for gain in these markets outweighs the risks that issuers will take corporate actions which may result in dilution to the Fund. Where permitted by local law, the Fund will attempt to convert local shares to foreign shares promptly. There can be no assurance that the Adviser will be able to assess these risks accurately or that the Fund will be able to convert their local shares to foreign shares or that dilution will not result.

The stock markets in certain of these countries, particularly the Chinese market, are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Fund may acquire or dispose of investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. The securities markets in Cambodia, Laos and Vietnam are currently non-existent.

Economies of countries in the Asia region may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia region are affected by developments in the economies of their principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the United States President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Chinese governmental actions can have a significant effect on the economic conditions in the Asia region, which could adversely affect the value and liquidity of the Fund's investments. Although the Chinese government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

China and certain countries in the region do not have comprehensive systems of laws, although substantial changes have occurred in China in this regard in recent years. The corporate form of organization has only recently been permitted in China and national regulations governing corporations were introduced only in May 1992. Prior to the introduction of such regulations Shanghai had adopted a set of corporate regulations applicable to corporations located or listed in Shanghai, and the relationship between the two sets of regulations is not clear. Consequently, until a firmer legal basis is provided, even such fundamental corporate law tenets as the limited liability status of Chinese issuers and their authority to issue shares remain open to question. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of litigation. Even where adequate law exists in China, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders, and there can be no assurance that such shareholders, including the Fund would be able to realize the value of the assets of the enterprise or receive payment in convertible currency. As the changes to the Chinese legal system develop, the promulgation of new laws, existing laws and the preemption of local laws by national laws may adversely affect foreign investors, including the Fund. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Asia region countries.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

                          FOREIGN CURRENCY TRANSACTIONS

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Fund with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. Dollars, it does not intend physically to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will use forward contracts, along with futures contracts, foreign exchange swaps, structured notes and put and call options (all types of derivatives), to "lock in" the U.S. Dollar price of a security bought or sold and as part of their overall hedging strategy, for defensive purposes and for cash management purposes. The Fund will conduct foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or selling foreign currencies or using structured notes, swap agreements or other instruments that may become available. See "Futures and Options Transactions."

With respect to forward contracts entered in for hedging purposes. at the maturity of the forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Fund will be able to effect such a closing purchase transaction.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the forwardcurrency contract. Accordingly, the Fund may decide to proceed with the purchase or sale as anticipated or may determine not to proceed. In the first instance, the Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security has fluctuated; or in the second, to enter into an offsetting transaction.

              FUTURES AND OPTIONS CONTRACTS AND COMPLEX SECURITIES

The Fund may buy and sell forward, futures and options contracts, structured notes, swap agreements and other complex securities which are or may become available for hedging and investment purposes. These are commonly referred to as "derivatives". Some derivatives are futures and forward contracts and include financial futures and forward contracts which may include foreign currency security, interest-rate, stock and bond index or forward futures and forward contracts.

                     OPTIONS, FUTURES AND FORWARD CONTRACTS

A forward contract, like a futures contract, involves an obligation to purchase or sell a specific asset at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike futures contracts which are standardized exchange-traded contracts, forward contracts are usually traded in the over-the-counter market conducted directly between financial institutions and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. There is, however, an interest rate factor reflected in the delivery prices. A security or interest-rate futures or forward contract is an agreement to buy or sell a specified security at a set price on a future date. An index contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation they may have under the contract. The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options except that margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation.

In establishing a position in a futures or forward contract, which may be a long or short position, for other than hedging purposes appropriate high grade, liquid assets, such as U.S. Government securities or cash will be segregated with the Fund's Custodian to ensure that the position is not leveraged above applicable limits. See "Borrowing" below. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. Certain exchanges do not permit trading in particular futures contracts at prices in excess of daily price fluctuation limits set by the exchange. Trading in futures contracts traded on foreign exchanges may be subject to the same or similar risks as trading in foreign securities.

The Fund may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Fund because the maximum exposure is the amount of the premiums paid for the options.

The Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices and financial futures contracts (entered into for other than bonafide hedging purposes). As the holder of a call or put option, the Fund pays a premium and has the right (for generally 3 to 9 months) to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset at the exercise price at any time during the option period ("American" option) or at expiration of the contract ("European" option). An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. If the call or put is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment. The Fund may, with respect to options it has purchased, sell them, exercise them or permit them to expire.

The Fund may write call or put options. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. If the call or put option is exercised, the Fund must sell (in the case of a written call option) or buy (in the case of written put option) the underlying asset at the exercise price. The Fund may write only covered put and call options. A covered call option, which is one where the Fund owns the underlying asset, sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying instrument which might otherwise have been sold to protect against depreciation in the market price of the underlying instrument. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying instrument. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange, traded on a foreign exchange or over-the-counter.

In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid, and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. With respect to over-the-counter options, the Fund is exposed to the risk that the other party will fail to perform under the contract, in such a case the Fund would incur a loss equal to the then current "market" value of the option.

               HEDGING AND OTHER DERIVATIVE INVESTMENT TECHNIQUES

The Fund may use options, forward and futures contracts, structured and indexed notes, swaps and similar investments (commonly referred to as derivatives) as a defensive technique to protect against declines the values of assets the Adviser deems desirable to hold for tax or other considerations and to gain investment exposure to certain securities, markets or assets. One defensive technique involves selling a futures or forward contract, purchasing a put option or structured or indexed note or entering into a swap agreement whose value is expected to be inversely related to the asset being hedged. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the instrument. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the asset is eventually sold.

Hedging against a change in the value of an asset the Fund hold reduces or precludes the opportunity for gain if the value of the hedged asset should increase.

The Fund may use futures contracts, options, structured and indexed notes, forward contracts and swaps and other similar instruments for investment purposes, such as creating non-speculative "synthetic" positions or implementing "cross-hedging" strategies. A synthetic position is not deemed to be speculative if the position is covered by segregation of short-term liquid assets. A synthetic position permits the Fund to obtain investment exposure and is the duplication of a cash market transaction when deemed advantageous by the Adviser for cost, liquidity tax or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. For example, from time to time, the Fund experiences large cash inflows which may be redeemed from the Fund in a relatively short period. In this case, the Fund currently can leave the amounts uninvested in anticipation of the redemption or the Fund can invest in securities for a relatively short period, incurring transaction costs on the purchase and subsequent sale. Alternatively, the Fund may create a synthetic position by investing in a futures contract on an asset, such as a securities index gaining investment exposure to the relevant market while incurring lower overall transaction costs. By segregating cash, the Fund's futures contract position would generally be no more leveraged or riskier than if it had invested in the cash market-i.e., purchased the securities. In addition, a structured note may permit the Fund to gain investment exposure that might not otherwise be available. For example, some countries permit only residents or nationals to invest in their markets. The Fund could enter into a structured note whose principal value would be tied to the performance of that country's market index.

Cross-hedging involves the use of one asset to hedge against the decline in value of another asset. For example, the Fund could hedge against a decline in the value of Taiwanese securities position by taking a position in the Hong Kong market that is expected to perform inversely to the Taiwanese market.

The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged asset or the cash market position will move as anticipated. If prices do not move as anticipated the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets. Further, if the other party to a swap, structured or indexed note, forward contract or option were to default on its obligation, the Fund would incur a loss. Finally, certain of these derivative instruments may be illiquid, difficult to value accurately and subject to extreme volatility.

The futures and options markets in the Asia region countries are not as developed as similar markets of more developed countries, and the Fund may not be able to hedge or employ the strategies described above. In addition swaps and indexed or structured notes may not be available. It is the policy of the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company to prevent taxation of the Fund at the Fund level. One of these requirements is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. The extent to which the Fund may engage in the foregoing transactions may be materially limited by this test.

                     INDEXED SECURITIES AND STRUCTURED NOTES

The Fund may invest in securities whose value is linked to one or more currencies, interest rates, or stocks, bonds, financial instruments or indices. An indexed security or structured note enables the Fund to purchase a note whose coupons and/or principal redemption are linked to the performance of an underlying asset. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates). Indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying asset or other assets. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in forwards, futures and options contracts. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are referred to here collectively as structured notes). When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. These instruments may also be difficult to value accurately.

The Adviser will monitor the liquidity of these instruments under the supervision of the Board of Trustees and notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund and structured notes may give the Fund access to markets that it might otherwise be precluded from investing in or increased liquidity.

                                 SWAP AGREEMENTS

The Fund may enter into swap agreements. Swap agreements permit the Fund to swap (trade) the performance of one asset for another. For example, the Fund may swap the performance of the Hang Seng Index (Hong Kong) for the Bombay Sensitivity Index (India). By entering into such a swap, the Fund could simultaneously hedge a portion of its exposure to the Hong Kong market and gain exposure to the Indian market. Rather than enter into a swap agreement the Fund could have sold its Hong Kong holdings and purchased Indian securities, thereby incurring transaction and other costs. Since swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its swap position. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.
Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purpose of the limitation on illiquid investments.

                          LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience a loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement.

                                   BORROWING

The Fund may borrow up to 331/3 % of the value of its net assets to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% because of market fluctuations or other factors, even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset values, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the investment return from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

                             PARTLY PAID SECURITIES

Partly paid securities are securities for which the purchaser pays on an installment basis. A partly paid security trades net of outstanding installment payments. For this reason, the obligation to make payment is usually transferred upon sale of the security. Fluctuations in the market value do not affect the obligation to make installment payments when due. Partly paid securities become fully paid securities upon payment of the final installment. Until that time, the issuer of a partly paid security typically may retain the right to restrict the voting and dividend rights of the security and to impose restrictions and penalties in the event of a purchaser's default.

                               DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and
(ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case the Fund will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Fund with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Fund's investment in the enterprise. Such a representative of the Fund will be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Fund's direct investments will include investments in smaller, less seasoned companies, or companies that do not have securities traded on an exchange. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Fund does not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. Such direct investments may be made in entities that are reasonably expected in the foreseeable future to benefit from the growth and development in Asia either by expanding current operations or establishing significant operations in Asia.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in the event the Fund sells unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and shall be valued at fair value as determined in good faith by the Board of Trustees. The pricing of direct investments may reflect the price at which these assets could be liquidated.

                              REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying asset for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the asset at an agreed upon price and time, thereby determining the yield during the holding period. The agreement results in a rate of return that is not subject to market fluctuations during the holding period. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying asset. The Adviser acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. Entering into repurchase agreements with foreign dealers poses similar risks to investing in foreign securities.

The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of the Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund will only enter into a repurchase agreement where
(i) the underlying asset is of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

                                 DEBT SECURITIES

The Fund may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

                            RULE 144A SECURITIES AND
                          SECTION 4(2) COMMERCIAL PAPER

The Securities and Exchange Commission ("SEC") adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers.

In addition, commercial paper may be issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Such commercial paper is restricted as to disposition under the federal securities laws and, therefore, any resale of such securities must be effected in a transaction exempt from registration under the Securities Act of 1933. Such commercial paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.

The Adviser will monitor the liquidity of restricted securities in the Fund's holdings under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanisms of the transfer).


Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued in reliance on the Section 4(2) exemption under the Act may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with investment restrictions applicable to investments by the Fund in illiquid securities.

                             INVESTMENT RESTRICTIONS

The following investment restrictions include those described in the Prospectus. Policies that are identified as fundamental may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the vote of the lesser of (i) 66 2/3% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The restrictions below apply only at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the restriction. Restrictions 1, 4, 5, 9, 11, 12, 14 and 16 are not fundamental, unless otherwise provided for by applicable federal or state law.

The Fund may not:

1. Invest in securities which are subject to legal or contractual restrictions on resale ("restricted securities") or for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security if the result is that more than 15% of the Fund's net assets would be invested in such securities, excluding securities which are deemed to be liquid under Rule 144A under the Securities Act of 1933.

2. Purchase or sell real estate, except the Fund may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are collateralized by interests in real estate.

3. Purchase or sell commodities or commodity futures contracts, except that financial futures contracts which may include stock and bond index futures contracts, foreign currency futures contracts and similar contracts or financial assets are not considered commodities or commodity contract. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes.

4. The Fund may not purchase more than 3% of the total outstanding voting stock of any investment company or invest more than 5% of its total assets in securities of any investment company or invest more than 10% of its total assets in investment companies in general. Such purchases may involve only customary broker's commissions.

5. Lend to broker-dealers portfolio securities with an aggregate market value in excess of 33 1/3% of its total assets.

6. As to 75% of the Fund's total assets purchase securities of any issuer, if immediately thereafter (i) more than 5% of the Fund's total assets (taken at market value) would be invested in the securities of such issuer, or
     (ii) more than 10% of the outstanding voting securities such issuer would be held by the Fund. This restriction does not apply to any company of which the Fund is the sole beneficial owner or securities acquired as part of a merger, acquisition of assets or other reorganization.

7. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the purchase of securities for investment or disposition of restricted securities).

8. Borrow money, in excess of 33 1/3% of the value of its net assets to increase holdings of portfolio securities.

9. Mortgage, pledge or otherwise encumber its assets except to secure borrowing effected within the limitations set forth in restriction (8).

10. Issue senior securities except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward contracts
     (iii) futures contracts purchased on margin (iv) issuing multiple classes of securities and (v) entering into a swap agreement or purchasing structured notes or similar instruments.

11.  Make  short  sales  of  securities,  except  the  Fund  may  engage  in the
     transactions   permitted  in  these   restrictions  and  under  the  Fund's
     investment policies as set forth in its prospectus. without limitation.

12. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, may make initial or maintenance margin payments in connection with options and futures contracts and options on futures contracts and borrowing effected within the limitations set forth in these restrictions.

13. Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry except that this limitation does not apply to obligations issued or guaranteed by the United States Government or a foreign government its agencies or instrumentalities.

14. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Fund and any other account under common or affiliated management may be combined or allocated between the Fund and such account.

15. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral, leases or exploration or development programs.

16. Invest in real estate limited partnerships or in oil, gas or other mineral leases.

In order to comply with certain securities laws of a state in which shares of the Fund are currently sold, the Fund has undertaken with respect to investment restriction number 1, not to invest more than 10% of its assets in restricted securities" and not to invest more than 5% of its net assets in securities of "unseasoned" issuers, i.e., companies which together with their predecessors have a record of less than three years continuous operation. To the extent the above restrictions have been adopted to comply with state securities laws, they shall not apply to the Fund once such laws are no longer in effect.

                          INVESTMENT ADVISORY SERVICES

The Adviser manages the investments of the Fund. The Adviser compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The Advisor's fee is computed daily and paid monthly at an annual rate of 1.00% of average daily net assets.

Van Eck Associates Corporation, 99 Park Avenue, New York, New York ("Van Eck") serves as portfolio administrator for the Fund pursuant to a Portfolio Accounting and Administrative Services Agreement dated ___, 1995 and provides accounting and administrative services. It is responsible for calculating the Fund's NAV, providing certain accounting and administrative services and such other services and assistance as the Fund may request.

The expenses borne by the Fund include: all the charges and expenses of the transfer and dividend disbursing agent, the custodian fees and expenses, legal counsel, auditors' and accounting fees and expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee and portfolio accounting , extraordinary expenses, expenses of shareholders' and Trustees' meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses and expenses of registering and qualifying shares for sale, fees and expenses of Trustees who are not "interested persons" of the Adviser, membership dues of professional associations, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of the Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser or Portfolio Administrator.

The Advisory Agreement was approved at a meeting of the Board of Trustees held on ___,1995. The Advisory Agreement provides that the Adviser shall reimburse the Trust for expenses of the Trust in excess of certain expense limitations required by state regulation unless the Trust has obtained an appropriate waiver of such expense limitations or expense items from a particular state authority. Under the Advisory Agreement, the maximum annual expenses which the Trust may be required to bear, inclusive of the advisory fee but exclusive of interest, taxes, brokerage fees, Rule 12b-1 Plan distribution payments (the Fund does not currently have such a Plan) and extraordinary items may not exceed the lowest expense limitation imposed by any state in which the Fund is registered. Currently, only one state imposes such an expense limitation on the Fund. For the purposes of the expense limitations imposed on the Fund by this state, expenses may not exceed: (i) 2.5% of the first $30,000,000 of average net assets, 2.0% of the next $70,000,000 of average net assets and 1.5% of the remaining average net assets. The amount of the advisory fee to be paid to the Adviser each month will be reduced by the amount, if any, by which the annualized expenses of the Fund for that month exceeds the foregoing limitations. At the end of the fiscal year, if the aggregate annual expenses of the Fund exceed the amount permissible under the foregoing limitations, then the Adviser will be required promptly to reimburse the Fund for the total amount by which expenses exceed the amount of the limitations, not limited to the amount of the fees paid. If aggregate annual expenses are within the limitations, however, any excess amount previously withheld will be paid to the Adviser.

The Advisory Agreement provides that it shall continue in effect from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically in the event of an assignment within the meaning of the Act.

                                 THE DISTRIBUTOR

Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trusts approved a Distribution Agreement appointing the Distributor as distributor of shares of the Fund on ___1995.

The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Fund and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying its shares under federal and state securities laws.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is responsible for decisions to buy and sell securities and other investments for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are set by the free market whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount

In purchasing and selling the Fund portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer, the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and securities related research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under the Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser's affiliates.

In placing portfolio transactions on behalf of the Fund, the Adviser may utilize the services of the Distributor and other affiliated persons as broker pursuant to procedures adopted by the Board. The procedures are entered to ensure that commissions paid are comparable to these charged by other firms.

The Trustees will periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for the Fund are made independently from those of the other investment accounts managed by the Adviser and affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser and considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

When the Adviser places purchase and sale transactions on behalf of the Fund and its own account or that of its affiliates, it will coordinate the trading in such a manner that it is fair to the participants.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

While it is the policy of the Fund generally not to engage in trading for short-term gains, the Fund will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Fund anticipates that its annual portfolio turnover rates will not exceed 100%.

The Adviser and related persons, may from time to time, buy and sell for their own accounts securities recommended to clients for purchase or sale. The Adviser recognizes that this practice may result in conflicts of interest. However, to minimize or eliminate such conflicts a Code of Ethics has been adopted by the Adviser which requires that all trading in securities suitable for purchase by client accounts must be approved in advance by a person familiar with purchase and sell orders or recommendations. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale on behalf of a client account within seven days; or if the security has been purchased or sold or recommended for purchase or sale by a client account, it is determined that the trading activity will not have a negative or appreciable impact on the price or market of the security or the activity is of such a nature that it does not present the dangers or potential for abuses or likely to result in harm or detriment to a client account. At the end of each calendar quarter, all related personnel of the Adviser are required to file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

                              TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their addresses, positions with the Trust and principal occupations during the past five years are set forth below.

Trustees:

RODGER A. LAWSON - Trustee
99 Park Avenue New York, New York 10016; President and Trustee of investment companies advised by Van Eck ; President and Chief Executive Officer of Van Eck and Van Eck Securities Corporation; Former Managing Director and Head of Global Private Banking and Mutual Funds, Bankers Trust Company (1992-1994); Former Managing Director, Member of the Management Committee, and President/CEO of Fidelity Investments Retail Group, FMR Corp. (1985-1991); Former Corporate Officer, Member of the Management Committee, and Head of Retail and Institutional Businesses, Dreyfus Corporation (1982-1985).

THADDEUS LESZCZYNSKI - Trustee and Vice President and Secretary. An officer of Van Eck and investment companies advised by Van Eck.

BRUCE SMITH - Trustee and Treasurer. An officer of Van Eck and investment companies by Van Eck.


As of ___, 1995, all officers and Trustees as a group owned less than 1% of the outstanding shares of the Fund.

                               VALUATION OF SHARES

The net asset value per share of the Fund is computed by dividing the value of all of the Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays: New Years Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Fund have been received.

The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a contract. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the New York Stock Exchange (the "Exchange"). In cases where securities are traded on more than one exchange, the securities are valued on the exchange offering the most current quotation. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, in which case the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States government securities and money market instruments is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and foreign exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                         TAX-SHELTERED RETIREMENT PLANS

The Trust does not offer a prototype tax-sheltered retirement plan. However, banks, broker dealers and other financial intermediaries may offer such plans through which shares of the Fund may be purchased. These plans are more fully described below. Persons who wish to establish a tax-sheltered retirement plan should consult their financial institutions as to availability of the such Plans and their own tax advisers or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the fiduciary responsibility provisions and diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974. The Trust is not responsible for compliance with such laws. Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Fund.

Individual Retirement Account and Spousal Individual Retirement Account. The IRA is available to all individuals, including self-employed individuals, who receive compensation for services rendered and wish to purchase shares of the Fund. An IRA may also be established pursuant to a SEP. Spousal Individual Retirement Accounts ("SPIRA") are available to individuals who are otherwise eligible to establish an IRA for themselves and whose spouses are treated as having no compensation of their own.

In general, the maximum deductible contribution to an IRA which may be made for any one year is $2,000 or 100% of annual compensation includible in gross income, whichever is less. If an individual establishes a SPIRA, the maximum deductible amount that the individual may contribute annually is the lesser of $2,250 or 100% of such individual's compensation includible in his gross income for such year; provided, however, that no more than $2,000 per year for either individual may be contributed to either the IRA or SPIRA. Contributions to a SEP (discussed below) are excluded from an employee's gross income and are subject to different limitations.

All taxpayers, including those who are active participants in employer-sponsored retirement plans, will be able to make fully deductible IRA contributions at the same levels discussed above, if their adjusted gross income is less than the following levels: $25,000 for single taxpayers and $40,000 for married taxpayers who file joint returns.

Married taxpayers who file joint tax returns will generally be deemed to be active participants if either spouse is an active participant under an employer-sponsored retirement plan.) In the case of taxpayers who are active participants in employer-sponsored retirement plans and who have adjusted gross income which exceeds the specified levels, deductible IRA contributions will be phased out on the basis of adjusted gross income between $25,000 and $35,000 for single taxpayers, adjusted gross income of $10,000 and under for married taxpayers who file separate returns, and combined adjusted gross income between $40,000 and $50,000 for married taxpayers who file joint returns. The $2,000 IRA deduction is reduced by $200 for each $1,000 of adjusted gross income in excess of the following levels: $25,000 for single taxpayers, $40,000 for married taxpayers who file joint returns, and $0 for married taxpayers who file separate returns. In the case of a taxpayer who contributes to an IRA and a SPIRA, the $2,250 IRA deduction is reduced by $225 for each $1,000 of adjusted gross income in excess of $40,000.

Individuals who are ineligible to make fully deductible contributions may make nondeductible contributions up to an aggregate of $2,000 in the case of contributions (deductible and nondeductible) to an IRA and up to an aggregate of $2,250 in the case of contributions (deductible and nondeductible) to an IRA and SPIRA and the income upon all such contributions will accumulate tax free until distribution.

In addition, a separate IRA may be established by a "rollover" contribution, which may permit the tax-free transfer of assets from qualified retirement plans under specified circumstances. A "rollover contribution" includes a lump sum distribution received by an individual, because of severance of employment, from a qualified plan and paid into an individual retirement account within 60 days after receipt.

Dividends and capital gains earned on amounts invested in either an IRA or SPIRA are automatically reinvested by the Trustee in shares of the Fund and accumulate tax-free until distribution. Distributions from either an IRA or SPIRA prior to age 59-1/2, unless made as a result of disability or death, may result in adverse tax consequences and penalties. In addition, there is a penalty on contributions in excess of the contribution limits and other penalties are imposed on insufficient payouts after age 70-1/2.

Simplified Employee Pension Plan. A SEP may be utilized by employers to provide retirement income to employees by making contributions to employee SEP IRAs. Owners and partners may qualify as employees. The employee is always 100% vested in contributions made under a SEP. The maximum contribution to a SEP-IRA (an IRA established to receive SEP contributions) is the lesser of $30,000 or 15% of compensation, excluding contributions made pursuant to a salary reduction arrangement. Subject to certain limitations, an employer may also make contributions to a SEP-IRA under a salary reduction arrangement by which the employee elects contributions to a SEP-IRA in lieu of immediate cash compensation. The maximum amount which may be contributed to a SEP-IRA (for

1995) under a salary reduction agreement is the lesser of $30,000 (as adjusted for cost of living increases) or 15% of compensation up to a current annual compensation limit of $150,000.

Contributions by employers under a SEP arrangement up to the maximum permissible amounts are deductible for federal income tax purposes. Contributions up to the maximum permissible amounts are not includible in the gross income of the employee. Dividends and capital gains on amounts invested in SEP-IRAs are automatically reinvested in shares of the Fund and accumulate tax-free until distribution. Contributions in excess of the maximum permissible amounts may be withdrawn by the employee from the SEP-IRA no later than April 15 of the calendar year following the year in which the contribution is made without tax penalties. Such amounts will, however, be included in the employee's gross income. Withdrawals of such amounts after April 15 of the year next following the year in which the excess contributions is made and withdrawals of any other amounts prior to age 59 1/2, unless made as a result of disability or death, may result in adverse tax consequences.

Qualified Pension Plans. The Qualified Pension Plan can be utilized by self-employed individuals, partnerships and corporations (for this purpose called "Employers") and their employees who wish to purchase shares of a Fund under a retirement program.

The maximum  contribution  which may be made to a Qualified  Pension Plan in any one year on behalf of a participant is, depending on the benefit formula selected by the Employer, up to the lesser of $30,000 or 25 percent of compensation (net earned income in the case of a self-employed individual). Contributions by Employers to Qualified Pension Plans up to the maximum permissible amounts are deductible for Federal income tax purposes.
Contributions in excess of permissible amounts will result in adverse tax consequences and penalties to the Employer. Dividends and capital gains earned on amounts invested in Qualified Pension Plans are automatically reinvested in shares of the Fund and accumulate tax-free until distribution. Withdrawals of contributions prior to age 59-1/2, unless made as a result of disability, death or early retirement, may result in adverse tax consequences and penalties.

403(b)(7) Program. The Tax-Deferred Annuity Program and Custodial Account offered by the Fund (the "403(b)(7) Program") allows employees of certain tax exempt organizations and schools to have a portion of their compensation set aside for their retirement years in shares held in an investment company custodial account.

In general, the maximum limit on annual contributions for each employee is the lesser of $30,000 per year (as adjusted by the IRS for cost-of-living increases), 25% of the employee's compensation or the employee's exclusion allowance specified in Section 403(b) of the Code. However, an employee's salary reduction contributions to a 403(b)(7) Program may not exceed $9,500 a year
(1995) (as adjusted for cost of living expenses and maybe further adjusted if the employee participates in another plan). Contributions in excess of permissible amounts may result in adverse tax consequences and penalties. Dividends and capital gains on amounts invested in the 403(b)(7) Program are automatically reinvested in shares of the Fund. It is intended that dividends and capital gains on amounts invested in the 403(b)(7) Program will accumulate tax-free until distribution.

Employees will receive distributions from their accounts under the 403(b)(7) Program following termination of employment by retirement or at such other time as the employer shall designate, but in no case later than an employee's reaching age 65. Withdrawals of contributions prior to age 59-1/2, unless made as a result of disability, death or early retirement, may result in adverse tax consequences and penalties. Employees will also receive distributions from their accounts under the 403(b)(7) Program in the event they become disabled.

                               INVESTMENT PROGRAMS

Dividend Reinvestment Plan. Reinvestments of dividends of the Fund will occur on a date selected by the Board of Trustees.

                                      TAXES

Taxation of the Funds -- In General

The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of any of the following which was held less than three months (the "30% test"): (i) short sales of securities; (ii) stock or securities; (iii) options, futures or forward contracts (other than on foreign currencies) or (iv) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities; and (c) satisfy certain diversification requirements.

As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its net investment income and short-term capital gains for the taxable year are distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any portion (not taxed to the Fund) of the 2% balance from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

Original Issue Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having an original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

Debt securities may be purchased by the Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the it makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for it to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Funds make such investments may be materially limited by these provisions of the Code.

Foreign Currency Transactions Under section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not "regulated futures contracts," and from unlisted options are treated as ordinary income or loss under section 988. The Fund may elect to have foreign currency-related regulated futures contracts and listed options subject to ordinary income or loss treatment under section
988. In addition, in certain circumstances, a Fund may elect capital gain or loss for foreign currency transactions. The rules under section 988 may also affect the timing of income recognized by a Fund.

Taxation of the Shareholders

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income to shareholders. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

Distributions of net investment income and capital gain net income will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Fund, the amount of the distribution deemed to have been received by participating shareholders is the fair market value of the shares received rather than the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Fund equal to the fair market value of such share on the payment date.

Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution.

Those investors purchasing shares just prior to a distribution will then receive a return of their investment upon distribution which will nevertheless be taxable to them.

Income received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit an investor to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. If the Fund satisfies this requirement, the Fund will make such an election. As an investor, you would then include in gross income both dividends paid to you and the foreign taxes paid by the Fund on its foreign investments. The Fund cannot assure investors that they will be eligible for the foreign tax credit. The Fund will advise shareholders annually of your share of any creditable foreign taxes paid by the Fund.

The Fund may be required to withhold federal income tax at a rate of 31% from dividends made to any shareholder who fails to furnish a certified taxpayer identification number ("TIN") or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Fund as having provided the Fund with an incorrect TIN or failed to properly report for federal income tax purposes. Any such withheld amount will be fully creditable on each shareholder's individual federal income tax return.

The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Fund and investors in the shares. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Investors should consult their own advisors regarding the tax consequences, including state and local tax consequences, to them of investment in the Fund.

                               REDEMPTIONS IN KIND

The Fund has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE

The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Funds has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

--------------------------------------------------------------------------------
                 P(1+T)n = ERV

Where:  P        =   a hypothetical initial payment of $1,000
        T        =   average annual total return
        n        =   number of years
        ERV      =   ending redeemable value of a hypothetical $1,000 payment
                     made at the  nning  of the 1, 5, or 10 year  periods  at
                     the end of the year or period;
--------------------------------------------------------------------------------

The calculation assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Fund  may  also  advertise  performance  in terms  of  aggregate  total  return.
Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

===========================================================

                  [(B-A)/A](100)=ATR

Where:    A       =        initial investment
 B        =       value at end of period
 ATR      =       aggregate total return


===========================================================

The calculation assumes all distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Advertising Performance

As discussed in the Fund's Prospectus, the Fund may quote performance results from recognized publications which monitor the performance of mutual funds, and the Fund may compare its performance to various published historical indices. These publications are listed in Part B of the Appendix. In addition, the Fund may quote and compare their performance to the performance of various economic and market indices and indicators, such as the S & P 500, Financial Times Index, Morgan Stanley Capital International Europe, Australia, Far East Index, Morgan Stanley Capital International World Index, Morgan Stanley Capital International Combined Far East (ex-Japan) Free Index, Solomon Brothers World Bond Index, Salomon Brothers World Government Bond Index, GNP and GDP data. Descriptions of these indices are provided in Part B of the Appendix.

                             ADDITIONAL INFORMATION

Custodian. The Chase Manhattan Bank, N.A., is the custodian of the Trust's portfolio securities, cash, coins and bullion. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of the Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

                                    APPENDIX
PART A.

Corporate Bond Ratings

  Description of Moody's Investors Service, Inc. corporate bond ratings:

  Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high quality bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


  Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Description of Standard & Poor's Corporation corporate bond ratings;

  AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligations. Capacity to pay interest and repay principal is extremely strong.

  AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

  A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

  BBB -- Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Preferred Stock Ratings

  Moody's Investors Service, Inc. describes its preferred stock ratings as:

  aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

  aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

  a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa - An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba - An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b - An Issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

  caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

  ca - An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

  c - This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of every attaining any real investment standing.

  Standard & Poor's Corporation describes its preferred stock ratings as:

  AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

  A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

  BBB - An issue rated BBB is regarded as backed by an adequate capacity to play the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

  BB,B,CCC - Preferred stocks rated BB,B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Debt Ratings

  Description of Moody's short-term debt ratings:

  Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by may of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected be external conditions. Ample alternate liquidity is maintained.

  Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

  Description of Standard & Poor's short-term debt ratings:

  A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2--Capacity   for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

  A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B--Issues rated B are regarded as having only speculative capacity for timely payment.

  C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PART B

The publications  and services from which the Funds will quote  performance are:
Micropal, Ltd. (an international investment fund information service), Fortune, Changing Times, Money, U.S. News & World Report, Money Fund Scorecard,
Morningstar, Inc., Business Week, Institutional Investor, The Wall Street Journal, Wall Street Transcripts, New York Post, Investment Company Institute publications, The New York Times, Barron's, Forbes magazine, Research magazine, Donaghues Money Fund Report, Donaghue's Money Letter, The Economist, FACS, FACS of the Week, Financial Planning, Investment Daily, Johnson's Charts, Mutual Fund Profiles (S&P), Powell Monetary Analysis, Sales & Marketing Management Magazine, Life magazine, Black Enterprise, Fund Action, Speculators Magazine, Time, NewsWeek, U.S.A Today, Wiesenberger Investment Service, Mining Journal Quarterly, Mining Journal Weekly, Northern Miner, Gold Gazette, George Cross Newsletter, Engineering and Mining Journal, Weekly Stock Charts-Canadian Resources, Jeweler's Circular Keystone, Financial Times, Journal of Commerce, Mikuni's Credit Ratings, Money Market Directory of Pension Funds, Oil and Gas Journal, Pension Funds and Their Advisers, Investment Company Data, Inc., Mutual Funds Almanac, Callan Associates, Inc., Media General Financial Services, Financial World, Pensions & Investment Age, Registered Investment Advisors, Aden Analysis, Baxter Weekly, Congressional Yellow Book, Crain's New York Business, Survey of Current Business, Treasury Bulletin, U.S. Industrial Outlook, Value Line Survey, Bank Credit Analyst, S&P Corporation Records, Euromoney, Moody's, Investment Dealer's Digest, Financial Mail, Financial Post, Futures, Grant's Interest Rate Observer, Institutional Investor, International Currency Review, International Bank Credit Analyst, Investor's Daily, German Business Weekly, GATT Trade Annual Report, and Dimensional Fund Advisers, Inc.

                       INTERNATIONAL FINANCIAL STATISTICS

(Illustrative market indices from Asia region and compartive data from other regions will be provided here at a later date.)


                            Market Index Descriptions

Morgan Stanley Capital International Europe, Australia, Far East Index (US$ terms): An arithmetic, market value-weighted average of the performance of over 1,079 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

Morgan Stanley Capital International World Index (US$ terms): An arithmetic, market value-weighted average of the performance of over 1,515 companies listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries.

Morgan Stanley Capital International Combined Far East ex-Japan Free Index: An arithmetic, market value-weighted average of the performance of companies listed on the stock exchanges of the following countries: Hong Kong, Indonesia, Korea (Korea is included at 20% of its market capitalization in the Combined Free Index), Malaysia, Philippines Free, Singapore Free and Thailand. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above seven countries.

Salomon Brothers World Bond Index (US$ terms): Measures the total return performance of high quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:
Australian Dollars, Canadian Dollars, European Currency Units, French Francs, Japanese Yen, Netherlands Guilder, Swiss Francs, UK pounds Sterling, US Dollars and German Deutsche Marks. Only high-quality, straight issues are included. The index is calculated on both a weighted basis and an unweighted basis. Generally, index samples for each market are restricted to bonds with at least five years' remaining life.

Salomon Brothers World Government Bond Index (US$ terms): The WGBI includes the Government bonds markets of the United States, Japan, Germany, France, the United Kingdom, Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden and Austria. Country eligibility is determined based on market capitalization and investability criteria. A market's eligible issues must total at least US$20 billion, Y2.5 trillion and DM30 billion for three consecutive months for the market to be considered eligible for inclusion. Once a market satisfies this criteria, it will be added at the end of the following quarter. Guidelines by which a market may be excluded from the index have also been established. A market will be excluded if the market capitalization of eligible issues falls below half of all of the entry levels for six consecutive months. Once again, the market will be removed at the end of the following quarter. In addition, market entry barriers are a reason for exclusion despite meeting the size criteria (for example, if a market discourages foreign investor participation).

Gross Domestic Product: The market value of all final goods and services produced by labor and property supplied by residents of the United States in a given period of time, usually one year. Gross Domestic Product comprises (1) purchases of persons (2) purchases of governments (Federal, State & Local) (3) gross private domestic investment (includes change in business inventories) and
(4) international trade balance from exports. Nominal GDP is expressed in 1993 dollars. Real GDP is adjusted for inflation and is currently expressed in 1987 dollars.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

         a)       Financial Statements*

         b)       Exhibits

                  (1)      Form of Master Trust Agreement (Declaration of Trust)

                  (2)      Form of By-Laws of the Registrant

                  (3)      Not Applicable

                  (4)      Not Applicable

                  (5)      Form of Investment Advisory Agreement

                  (6)      Form of Distribution Agreement

                  (7)      Not Applicable

                  (8)      Form of Global Custody Agreement

                  (9)      (a)  Form of Transfer Agency Agreement
                           (b)  Form of Portfolio Accounting and
                                Administrative Services Agreement

                  (10)     Opinion of Mayer, Brown & Platt*

                  (11)     Consent of Auditors*

                  (12)     Not Applicable

                  (13)     Agreement re: providing initial capital*

                  (14)     Not Applicable

                  (15)     Not Applicable

                  (16)     Computation of performance schedule*
---------------------
*        To be supplied by Amendment

                  (17)     To be supplied by Amendment

                  (18)     Not Applicable

ITEM 25.  Persons Controlled by or Under Common Control with Registrant

         None

ITEM 26.  Number of Holders of Securities

         Set forth below are the number of record holders, as of _____________, 1995, of each class of securities of the Registrant:

                                                        Number of
                  Title of Class                     Record Holders


Shares of beneficial interest                                 0

ITEM 27.  INDEMNIFICATION

         Reference is made to Article VI of the Master Trust Agreement of the Registrant filed as Exhibit (1) to this Registration Statement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to the caption "Management" in the Prospectus and to the captions "The Distributor" and "Trustees and Officers" in the Statement of Additional Information.

ITEM 29.  PRINCIPAL UNDERWRITERS

         The business and other connections of the principal underwriters are listed in the Broker-Dealer Form of Peregrine Brokerage Inc. as currently on file with the NASD -File number 027436 and the SEC - File No. 8-43112.


(c) Not applicable

ITEM 30.  Location of Accounts and Records

         The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder (17 CFR 270.31a-1 to 31a-3).

Accounts, books and documents listed by reference to
specific subsection of 17 CFR 270 31a-1 to 31a-3   Person in Possession
                                                   and Address
31a-1(b)(1)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(2)(i)                                     Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(2)(ii)                                    Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(2)(iii)                                   Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(2)(iv)                                    DST Systems Inc.
                                                   21 West Tenth Street
                                                   Kansas City, MO 64105

31a-1(b)(3)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016


31a-1(b)(4)                                        Thaddeus Leszcynski
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(5)                                        Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-1(b)(6)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(7)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(8)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(b)(9)                                        Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-1(b)(10)                                       Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-1(b)(11)                                       Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-1(c)                                           Not Applicable

31a-1(d)                                           Van Eck Securities Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-1(e)                                           Not Applicable


31a-1(f)                                           Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road,
                                                   Central Hong Kong

31a-2(a)(1)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

                                                   DST Systems, Inc.
                                                   21 West Tenth Street
                                                   Kansas City, MO 64105

                                                   Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-2(a)(2)                                        Bruce J. Smith
                                                   Van Eck Associates Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

                                                   Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-2(a)(3)                                        Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-2(b)                                           Van Eck Securities Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-2(c)                                           Van Eck Securities Corporation
                                                   99 Park Avenue
                                                   New York, NY 10016

31a-2(d)                                           Peregrine Asset Management (Hong Kong) Limited
                                                   1704 New World Tower
                                                   16-18 Queen's Road
                                                   Central Hong Kong

31a-2(e)                                           Not Applicable


31a-3                                              Not Applicable


ITEM 31.  MANAGEMENT SERVICES

         All management related service contracts entered into by or for the Fund are described in Parts A and B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

         The  Fund  will  file  a  post-effective  amendment,   using  financial
statements which may not be certified, within four to six months following the commencement of operation of the Fund.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 10th day of November, 1995.


                                  PEREGRINE FUNDS


                                  By:  /s/ Rodger Lawson
                                       -----------------
                                         Rodger Lawson
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                   Title                      Date

/s/ Rodger Lawson           Trustee and President      November  13, 1995
-----------------
Rodger Lawson

/s/ Thaddeus Lesczynski     Trustee                    November  13, 1995
-----------------------
Thaddeus Leszczynski

/s/ Bruce Smith             Treasurer                  November  13, 1995
---------------
Bruce Smith

                                 EXHIBITS INDEX

Exhibit No.

Exhibit 1         Master Trust Agreement

Exhibit 2         By-Laws

Exhibit 5         Form of Investment Advisory Agreement

Exhibit 6         Form of Distribution Agreement

Exhibit 8         Form of Global Custody Agreement

Exhibit 9 (a)     Form of Transfer Agency Agreement
        9 (b)     Form of Portfolio Accounting and Administrative
                  Services Agreement

                                 PEREGRINE FUNDS
                             MASTER TRUST AGREEMENT

                               November ___, 1995

                                TABLE OF CONTENTS

                                                                            Page

ARTICLE I - NAME AND DEFINITIONS ..............................................1
   Section 1.1 Name and Principal Office.......................................1
   Section 1.2 Definitions.....................................................1
       (a)      "Act"..........................................................1
       (b)      "By-Laws"......................................................1
       (c)      "Class"........................................................1
       (d)      "Commission"...................................................1
       (e)      "Declaration of Trust".........................................1
       (f)      "Majority of the Outstanding Voting Shares" ...................2
       (g)      "1940 Act".....................................................2
       (h)      "Person".......................................................2
       (i)      "Shareholder"..................................................2
       (j)      "Shares".......................................................2
       (k)      "Sub-Trust" or  Series"........................................2
       (l)      "Trust"........................................................2
       (m)      "Trustees".....................................................2

ARTICLE II - PURPOSE OF TRUST..................................................2

ARTICLE III - THE TRUSTEES ....................................................2
   Section 3.1  Number, Designation, Election, Term, etc. .....................2
       (a)      Trustees.......................................................2
       (b)      Number.........................................................2
       (c)      Election and Term..............................................2
       (d)      Resignation and Retirement.....................................3
       (e)      Removal........................................................3
       (f)      Vacancies......................................................3
       (g)      Effect of Death, Resignation, etc..............................3
       (h)      No Accounting..................................................3
   Section 3.2  Powers of Trustees.............................................3
       (a)      Investments....................................................4
       (b)      Disposition of Assets..........................................5
       (c)      Ownership Powers...............................................5
       (d)      Subscription...................................................5
       (e)      Form of Holding................................................5
       (f)      Reorganization, etc............................................5
       (g)      Voting Trusts, etc.............................................5
       (h)      Compromise.....................................................5
       (i)      Partnerships, etc..............................................5
       (j)      Borrowing and Security.........................................5
       (k)      Guarantees, etc. 8.............................................5
       (i)      Insurance......................................................5
       (m)      Pensions, etc..................................................6
       (n)      Distribution Plans.............................................6
   Section 3.3  Certain Contracts..............................................6
       (a)      Advisory.......................................................6
       (b)      Administration.................................................6
       (c)      Distribution...................................................6
       (d)      Custodian and
                Depository.....................................................6
       (e)      Transfer and Dividend Disbursing Agency........................7
       (f)      Shareholder
                Servicing......................................................7
       (g)      Accounting.....................................................7
   Section 3.4  Payment of Trust Expenses and Compensation Trustees............7
   Section 3.5  Ownership of Assets of the
                Trust..........................................................8
   Section 3 .6 Action by
                Trustees.......................................................8

ARTICLE IV -
SHARES.........................................................................8
   Section 4.1 Description of Shares...........................................8
   Section 4.2 Establishment and Designation of Sub-Trusts and Classes ........9
       (a)     Assets Belonging to
               Sub-Trusts......................................................9
       (b)     Liabilities Belonging to Sub-Trusts............................10
       (c)     Dividends......................................................10
       (d)     Liquidation....................................................11
       (e)     Voting.........................................................11
       (f)     Redemption by Shareholder......................................11
       (g)     Redemption by Trust............................................12
       (h)     Net Asset Value................................................12
       (I)     Transfer.......................................................12
       (j)     Equality.......................................................12
       (k)     Fractions......................................................13
       (I)     Conversion Rights..............................................13
       (m)     Class Differences..............................................13
   Section 4.3 Ownership of Shares............................................13
   Section 4.4 Investments in the Trust.......................................13
   Section 4.5 No Pre-emptive Rights..........................................13
   Section 4.6 Status of Shares and Limitation of Personal Liability .........13
   Section 4.7 No Appraisal Rights............................................14

ARTICLE V - SHAREHOLDERS' VOTING POWERS AND MEETINGS..........................14
   Section 5.1 Voting Powers..................................................14
   Section 5.2 Meetings.......................................................14
   Section 5.3 Record Dates...................................................14
   Section 5.4 Quorum and Required Vote.......................................15
   Section 5.5 Action by Written Consent......................................15
   Section 5.6 Inspection of Records..........................................15
   Section 5.7 Additional Provisions..........................................15

ARTICLE VI- LIMITATION OF LIABILITY; INDEMNIFICATION..........................15
   Section 6.1 Trustees, Shareholders, etc. Not Personally Liable; Notice.....15
   Section 6.2 Trustee's Good Faith Action; Expert Advice; No Bond or Surety..16
   Section 6.3 Indemnification of Shareholders................................16
   Section 6.4 Indemnification of Trustees, Officers, etc.....................16
   Section 6.5 Compromise Payment.............................................17
   Section 6.6 Indemnification Not Exclusive, etc.............................17
   Section 6.7 Liability of Third Persons Dealing with Trustees ..............18
   Section 6.8 Discretion.....................................................18

ARTICLE VII - MISCELLANEOUS...................................................18
   Section 7.1 Duration and Termination of Trust..............................18
   Section 7.2 Reorganization.................................................18
   Section 7.3 Amendments.....................................................19
   Section 7.4 Filing of Copies; References; Headings ........................19
   Section 7.5 Applicable Law.................................................19
   Section 7.6 Registered Agent...............................................20
   Section 7.7 Integration....................................................20

                             MASTER TRUST AGREEMENT

         AGREEMENT AND DECLARATION OF TRUST made as of this [___,]day of November, 1995 by the Trustees hereunder, and by the holders of shares of beneficial interest to be issued hereunder as hereinafter provided. This Declaration of Trust shall be effective upon the filing of the Certificate of Trust in the office of the Secretary of State of the State of Delaware.

                                   WITNESSETH:

         WHEREAS this Trust has been formed to carry on the business of an investment company; and

         WHEREAS this Trust is authorized to issue its shares of beneficial interest in separate series, each separate series to be a Sub-Trust hereunder, and to issue classes of Shares of any Sub-Trust or divide Shares of any Sub-Trust into two or more classes, all in accordance with the provisions hereinafter set forth; and

         WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware business trust in accordance with the provisions of the Delaware Business Trust Act (12 Del. C. 3801, Section et seq.), as from time to time amended and including any successor statute of similar import (the "Act"), and the provisions hereinafter set forth.

         NOW, THEREFORE, the Trustees hereby declare that they will hold all cash, securities and other assets which they may from time to time acquire in any manner as Trustees hereunder IN TRUST to manage and dispose of the same upon the following terms and conditions for the benefit of the holders from time to time of shares of beneficial interest in this Trust and the Sub-Trusts created hereunder as hereinafter set forth.

                        ARTICLE I - NAME AND DEFINITIONS

        Section 1.1 NAME AND PRINCIPAL OFFICE. This Trust shall be known as "Peregrine Funds" and the Trustees shall conduct the business of the Trust under that name or any other name or names as they may from time to time determine. The principal office of the Trust shall be located at 99 Park Avenue New York, New York 10016 or such location as the Trustees may from time to time determine.

     Section 1.2 DEFINITIONS. Whenever used herein, unless otherwise required by the context or specifically provided:

     (a) "Act" shall have the meaning given to it in the recitals of this Declaration of Trust (b) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time;

     (c) "Class" refers to any class of Shares of any Series or Sub-Trust established and designated under or in accordance with the provisions of Article IV;

     (d) "Commission" shall have the meaning given it in the 1940 Act;

     (e) "Declaration of Trust" shall mean this Agreement and Declaration of Trust as amended or restated from time to time;

     (f) "Majority of the Outstanding Voting Shares" of the Trust or Sub-Trust or of a class of a Sub-Trust shall mean the vote, at the annual or a special meeting of Shareholders duly called, (A) of 67 per centum or more of the Shares of the Trust or Sub-Trust present at such meeting, (or of a class of a Sub-Trust, as the case may be) if holders of more than 50 per centum of the outstanding Shares of the Trust or Sub-Trust (or of a class of a Sub-Trust, as the case may be) are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting Shares of the Trust or Sub-Trust or of a class of a Sub-Trust, as the case may be, whichever is the less.

     (g) "1940 Act" refers to the Investment Company Act of 1940 and the Rules and Regulations thereunder, all as amended from time to time;

     (h)  "Person"  means  a  natural  person,  corporation,  limited  liability
company,   trust,   association,   partnership  (whether  general,   limited  or
otherwise), joint venture or any other entity;

     (i) "Shareholder" means a beneficial owner of record of Shares;

     (j) "Shares" refers to the transferable units of interest into which the beneficial interest in the Trust and each Sub-Trust of the Trust and/or any class of any Sub-Trust (as the context may require) shall be divided from time to time;

     (k) "Sub-Trust" or "Series" refers to a series of Shares established and designated under or in accordance with the provisions of Article IV;

     (l) "Trust" refers to the Delaware business trust established by this Declaration of Trust, inclusive of each and every Sub-Trust established hereunder; and

     (m) "Trustees" refers to the trustees of the Trust and of each Sub-Trust hereunder named herein or elected in accordance with Article III.

                          ARTICLE II - PURPOSE OF TRUST

         The purposes of the Trust are (i) to operate as an investment company and to offer Shareholders of the Trust and each Sub-Trust of the Trust one or more investment programs primarily in securities and debt instruments, and (ii) to engage in such activities that are necessary, suitable, incidental or convenient to the accomplishment of the foregoing.

                           ARTICLE III - THE TRUSTEES

         Section 3.1 NUMBER, DESIGNATION, ELECTION, TERM. ETC.

     (a) TRUSTEES. The initial Trustees hereof and of each Sub-Trust hereunder shall be Rodger A. Lawson, Michael Doorley and Thaddeus Leszczynski.

     (b) NUMBER. The Trustees serving as such, whether named above or hereafter becoming Trustees, may increase or decrease the number of Trustees to a number other than the number theretofore determined. No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of such Trustee's term, but the number of Trustees may be decreased in conjunction with the removal of a Trustee pursuant to subsection (e) of this
Section 3.1.

     (c) ELECTION AND TERM. Trustees, in addition to those named above, may become such by election by Shareholders or the Trustees in office pursuant to

Section 3.1(f). Each Trustee, whether named above or hereafter becoming a Trustee, shall serve as a Trustee of the Trust and of each Sub-Trust hereunder during the lifetime of this Trust and until its termination as hereinafter provided except as such Trustee sooner dies, resigns, retires or is removed. Subject to Section 16(a) of the 1940 Act, the Trustees may elect successors and may, pursuant to Section 3. l(f) hereof, appoint Trustees to fill vacancies.

     (d) RESIGNATION AND RETIREMENT. Any Trustee may resign or retire as a trustee of the Trust, by written instrument signed by such Trustee and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument and shall be effective as to the Trust and each Sub-Trust hereunder.

     (e) REMOVAL.  Any Trustee may be removed with or without cause at any time:
(i) by written instrument, signed by at least three-fourths of the number of Trustees in office immediately prior to such removal, specifying the date upon which such removal shall become effective; or (ii) by vote of Shareholders holding not less than two-thirds of the Shares then outstanding, cast in person or by proxy at any meeting called for the purpose; or (iii) by a written declaration signed by Shareholders holding not less than two-thirds of the Shares then outstanding and filed with the minutes of the Trust. Any such removal shall be effective as to the Trust and each Sub-Trust hereunder.

     (f) VACANCIES. Any vacancy or anticipated vacancy resulting from any reason, including without limitation the death, resignation, retirement, removal or incapacity of any of the Trustees, or resulting from an increase in the number of Trustees by the other Trustees may (but so long as there are at least two remaining Trustees, need not unless required by the 1940 Act) be filled by a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act, through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine and such appointment shall be effective upon the written acceptance of the person named therein to serve as a trustee of the Trust and agreement by such person to be bound by the provisions of this Declaration of Trust, except that any such appointment in anticipation of a vacancy to occur by reason of voluntary or mandatory retirement, resignation or increase in number of Trustees to be effective at a later date shall be deemed effective upon the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee so appointed shall have accepted such appointment and shall have agreed in writing to be bound by this Declaration of Trust and the appointment is effective, the Trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance.

     (g) EFFECT OF DEATH, Resignation,. etc. The death, resignation, voluntary or mandatory retirement, removal or incapacity of the Trustees, or any one of them, shall cause a Trustee to cease to be a trustee of the Trust but shall not operate to annul or terminate the Trust or any Sub-Trust hereunder or to revoke or terminate any existing agency or contract created or entered into pursuant to the terms of this Declaration of Trust.

     (h) NO ACCOUNTING. Except to the extent required by the 1940 Act or under circumstances which would justify removal for cause, no person ceasing to be a trustee of the Trust as a result of death, resignation, voluntary or mandatory retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

     Section 3.2 POWERS OF TRUSTEES. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility and the purpose of the Trust. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust. The Trustees shall not be bound or limited by present or future laws or customs with regard to investment by trustees or fiduciaries, but shall have full authority and absolute power and control over the assets of the Trust and the business of the Trust to the same extent as if the Trustees were the sole owners of the assets of the Trust and the business in their own right, including such authority, power and control to do all acts and things as they, in their sole discretion, shall deem proper to accomplish the purposes of this Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with this Declaration of Trust providing for the conduct of the business and affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may from time to time in accordance with the provisions of Section 4.1 hereof establish Sub-Trusts, each such Sub-Trust to operate as a separate and distinct investment medium and with separately defined investment objectives and policies and distinct investment purposes; they may from time to time in accordance with the provisions of Section 4.1 hereof establish Series or establish classes of Shares of any Series or Sub-Trust or divide the Shares of any Series or Sub-Trust into classes; they may as they consider appropriate designate employees and agents who may be denominated as officers with titles, including, but not limited to, "president," "vice-president," "treasurer," "secretary," "assistant secretary," "assistant treasurer," "managing director," "chairman of the board" and "vice chairman of the board" and who in such capacity may act for and on behalf of the Trust, as and to the extent authorized by the Trustees, and appoint and terminate agents and consultants and hire and terminate employees, any one or more of the foregoing of whom may be a Trustee, and may provide for the compensation of all of the foregoing; they may appoint from their own number, and terminate, any one or more committees consisting of two or more Trustees, including without implied limitation an executive committee, which may, when the Trustees are not in session and subject to the 1940 Act, exercise some or all of the power and authority of the Trustees as the Trustees may determine; in accordance with Section 3.3 they may employ one or more advisers, administrators, depositories and custodians and may authorize any depository or custodian to employ sub custodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, and subject to Section 5.3, set record dates or times for the determination of Shareholders or various of them with respect to various matters; they may compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate; and in general they may delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, depository, custodian, transfer and dividend disbursing agent, or any other agent or consultant of the Trust such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation, the power and authority to act in the name of the Trust and any Sub-Trust and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees.

     Without limiting the foregoing and to the extent not inconsistent with the 1940 Act or other applicable law, the Trustees shall have power and authority for and on behalf of the Trust and each separate Sub-Trust established hereunder:

     (a) INVESTMENTS. To invest and reinvest cash and other property, including, without implied limitation, to invest any and all of the assets of the Trust in the securities of one or more open-end management investment companies, and to hold cash or other property uninvested without in any event being bound or limited by any present or future law or custom in regard to investments by trustees;

     (b) DISPOSITION OF ASSETS. To sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust;

     (c) OWNERSHIP POWERS. To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

     (d) SUBSCRIPTION. To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or debt instruments;

     (e) FORM OF HOLDING. To hold any security, debt instrument or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or of any Sub-Trust or in the name of a custodian, sub custodian or other depository or a nominee or nominees or otherwise;

     (f) REORGANIZATION. etc. To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer, any security or debt instrument of which is or was held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security or debt instrument held in the Trust;

     (g) VOTING TRUSTS. etc. To join with other holders of any securities or debt instruments in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security or debt instrument (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

     (h) COMPROMISE. To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any Sub-Trust or any matter in controversy, including but not limited to claims for taxes;

     (i)  PARTNERSHIPS,  etc. To enter into joint  ventures,  general or limited
partnerships,   limited  liability  companies  and  any  other  combinations  or associations;

     (j) BORROWING AND SECURITY. To borrow funds and to mortgage and pledge the assets of the Trust or any part thereof to secure obligations arising in connection with such borrowing;

     (k) GUARANTEES. etc. To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust property or any part thereof to secure any of or all such obligations;

     (l) INSURANCE. To purchase and pay for entirely out of Trust property such insurance and/or bonding as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;

     (m) PENSIONS, ETC. To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust; and

     (n) DISTRIBUTION PLANS. To adopt on behalf of the Trust or any Sub-Trust, including with respect to any class thereof, a plan of distribution and related agreements thereto pursuant to the terms of Rule 12b-1 of the 1940 Act and to make payments from the assets of the Trust or the relevant Sub-Trust or Sub-Trusts pursuant to said Rule 12b-1 Plan.

     Section 3.3 CERTAIN CONTRACTS. Subject to compliance with the provisions of the 1940 Act, but notwithstanding any limitations of present and future law or custom in regard to delegation of powers by trustees generally, the Trustees may, at any time and from time to time and without limiting the generality of their powers and authority otherwise set forth herein, enter into one or more contracts with any one or more corporations, trusts, associations, partnerships, limited partnerships, limited liability companies, other type of organizations, or individuals (a "Contracting Party"), to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or on behalf of the Trust and/or any Sub-Trust, and/or the Trustees, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustees may determine appropriate:

     (a) ADVISORY. Subject to the general supervision of the Trustees and in conformity with the stated policy of the Trustees with respect to the investments of the Trust or of the assets belonging to any Sub-Trust of the Trust (as that phrase is defined in subsection (a) of Section 4.2), to manage such investments and assets, make investment decisions with respect thereto, and to place purchase and sale orders for portfolio transactions relating to such investments and assets;

     (b) ADMINISTRATION. Subject to the general supervision of the Trustees and in conformity with any policies of the Trustees with respect to the operations of the Trust and each Sub-Trust (including each class thereof), to supervise all or any part of the operations of the Trust and each Sub-Trust, and to provide all or any part of the administrative and clerical personnel, office space and office equipment and services appropriate for the efficient administration and operations of the Trust and each Sub-Trust;

     (c) DISTRIBUTION. To distribute the Shares of the Trust and each Sub-Trust (including any classes thereof), to the principal underwriter of such Shares, and/or to act as agent of the Trust and each Sub-Trust in the sale of Shares and the acceptance or rejection of orders for the purchase of Shares;

     (d) CUSTODIAN AND DEPOSITORY. To act as depository for and to maintain custody of the property of the Trust and each Sub-Trust and accounting records in connection therewith;

     (e) TRANSFER AND DIVIDEND DISBURSING AGENCY. To maintain records of the ownership of outstanding Shares, the issuance and redemption and the transfer thereof, and to disburse any dividends declared by the Trustees and in accordance with the policies of the Trustees and/or the instructions of any particular Shareholder to reinvest any such dividends;

     (f)  SHAREHOLDER  SERVICING.   To  provide  service  with  respect  to  the
relationship of the Trust and its Shareholders, records with respect to Shareholders and their Shares, and similar matters; and

     (g)   ACCOUNTING.   To   handle   all  or  any   part  of  the   accounting
responsibilities, whether with respect to the Trust's properties, Shareholders or otherwise.

The same person may be the Contracting Party for some or all of the services, duties and responsibilities to, for and of the Trust and/or the Trustees, and the contracts with respect thereto may contain such terms interpretive of or in addition to the delineation of the services, duties and responsibilities provided for, including provisions that are not inconsistent with the 1940 Act relating to the standard of duty of and the rights to indemnification of the Contracting Party and others, as the Trustees may determine. Nothing herein shall preclude, prevent or limit the Trust or a Contracting Party from entering into sub-contractual arrangements relating to any of the matters referred to in Sections 3.3(a) through (g) hereof.

The fact that:

     (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any Contracting Party, or of or for any parent or affiliate of any Contracting Party or that the Contracting Party or any parent or affiliate thereof is a Shareholder or has an interest in the Trust or any Sub-Trust, or that

     (ii) any Contracting Party may have a contract providing for the rendering of any similar services to one or more other corporations, trusts, associations, partnerships, limited partnerships, limited liability companies or other organizations, or have other business or interests, shall not affect the validity of any contract for the performance and assumption of services, duties and responsibilities to, for or of the Trust or any Sub-Trust and/or the Trustees or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust, any Sub-Trust or its Shareholders, provided that in the case of any relationship or interest referred to in the preceding clause (i) on the part of any Trustee or officer of the Trust either (x) the material facts as to such relationship or interest have been disclosed to or are known by the Trustees not having any such relationship or interest and the contract involved is approved in good faith by a majority of such Trustees not having any such relationship or interest (even though such unrelated or disinterested Trustees are less than a quorum of all of the Trustees), (y) the material facts as to such relationship or interest and as to the contract have been disclosed to or are known by the Shareholders entitled to vote thereon and the contract involved is specifically approved in good faith by vote of the Shareholders, or (z) the specific contract involved is fair to the Trust as of the time it is authorized, approved or ratified by the Trustees or by the Shareholders.

     Section 3.4 PAYMENT OF TRUST EXPENSES AND COMPENSATION OF TRUSTEES. The Trustees are authorized to pay or to cause to be paid out of the principal or income of the Trust or any Sub-Trust, or partly out of principal and partly out of income, and to charge or allocate the same to, between or among such one or more of the Sub-Trusts and/or one or more classes of Shares thereof that may be established and designated pursuant to Article IV, as the Trustees deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, any Sub-Trust and/or any class of Shares thereof, or in connection with the management thereof, including, but not limited to, the Trustees compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser, administrator, distributor, principal underwriter, auditor, counsel, depository, custodian, transfer agent, dividend disbursing agent, accounting agent, Shareholder servicing agent, and such other agents, consultants, and independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur. Without limiting the generality of any other provision hereof, the Trustees shall be entitled to reasonable compensation from the Trust for their services as trustees of the Trust and may fix the amount of such compensation.

     Section 3.5 OWNERSHIP OF ASSETS OF THE TRUST. Title to all of the assets of the Trust and of each Sub-Trust shall at all times be considered as vested in the Trust.

     Section 3.6 ACTION BY TRUSTEES. Except as otherwise provided by the 1940 Act or other applicable law, this Declaration of Trust or the By-Laws, any action to be taken by the Trustees on behalf of or with respect to the Trust or any Sub-Trust or class thereof may be taken by a majority of the Trustees present at a meeting of Trustees (a quorum, consisting of at least one-half of the Trustees then in office, being present), within or without Delaware, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time, and participation by such means shall constitute presence in person at a meeting, or by written consents of a majority of the Trustees then in office (or such larger or different number as may be required by the 1940 Act or other applicable law).

                               ARTICLE IV - SHARES

     Section 4.1 DESCRIPTION OF SHARES. The beneficial interest in the Trust shall be divided into Shares, all with $.001 par value, but the Trustees shall have the authority from time to time to issue Shares in one or more Series (each of which Series of Shares shall represent the beneficial interest in a separate and distinct Sub-Trust of the Trust, including without limitation each Sub-Trust specifically established and designated in Section 4.2), as they deem necessary or desirable. For all purposes under this Declaration of Trust or otherwise, including, without implied limitation, (i) with respect to the rights of creditors and (ii) for purposes of interpreting the relevant rights of each Sub-Trust and the Shareholders of each Sub-Trust, each Sub-Trust established hereunder shall be deemed to be a separate trust. Notice of the limitation of liabilities of a Sub-Trust shall be set forth in the certificate of trust of the Trust, and debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Sub-Trust shall be enforceable against the assets of such Sub-Trust only, and not against the assets of the Trust generally or any other Sub-Trust. The Trustees shall have exclusive power without the requirement of Shareholder approval to establish and designate such separate and distinct Sub-Trusts, and to fix and determine the relative rights and preferences as between the shares of the separate Sub-Trusts as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several Sub-Trusts shall have separate voting rights or no voting rights.

         In addition, the Trustees shall have exclusive power, without the requirement of Shareholder approval, to issue classes of Shares of any Sub-Trust or divide the Shares of any Sub-Trust into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine in their sole discretion, and may establish and designate the specific classes of Shares of each Sub-Trust. The fact that a Sub-Trust shall have initially been established and designated without any specific establishment or designation of classes (i.e., that all Shares of such Sub-Trust are initially of a single class), or that a Sub-Trust shall have more than one established and designated class, shall not limit the authority of the Trustees to establish and designate separate classes, or one or more further classes, of said Sub-Trust without approval of the holders of the initial class thereof, or previously established and designated class or classes thereof.

     The number of authorized Shares and the number of Shares of each Sub-Trust or class thereof that may be issued is unlimited, and the Trustees may issue Shares of any Sub-Trust or class thereof for such consideration and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all without action or approval of the Shareholders. All Shares when so issued on the terms determined by the Trustees shall be fully paid and non-assessable (but may be subject to mandatory contribution back to the Trust as provided in subsection (h) of Section 4.2). The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Sub-Trust or class thereof into one or more Sub-Trusts or classes thereof that may be established and designated from time to time. The Trustees may hold as treasury Shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Sub-Trust or class thereof reacquired by the Trust.

     The Trustees may from time to time close the transfer books or establish record dates and times for the purposes of determining the holders of Shares entitled to be treated as such, to the extent provided or referred to in Section 5.3.

     The establishment and designation of any Sub-Trust or of any class of Shares of any Sub-Trust in addition to those established and designated in
Section 4.2 shall be effective (i) upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation of the relative rights and preferences of the Shares of such Sub-Trust or class,
(ii) upon the execution of an instrument in writing by an officer of the Trust pursuant to the vote of a majority of the Trustees, or (iii) as otherwise provided in either such instrument. At any time that there are no Shares outstanding of any particular Sub-Trust or class previously established and designated, the Trustees may by an instrument executed by a majority of their number (or by an instrument executed by an officer of the Trust pursuant to the vote of a majority of the Trustees) abolish that Sub-Trust or class and the establishment and designation thereof. Each instrument establishing and designating any Sub-Trust shall have the status of an amendment to this Declaration of Trust.

     Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested may acquire, own, hold and dispose of Shares of any Sub-Trust (including any classes thereof) of the Trust to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares of any Sub-Trust (including any classes thereof) from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares of such Sub-Trust (including any classes thereof) generally.

     Section 4.2 ESTABLISHMENT AND DESIGNATION OF SUB-TRUSTS AND CLASSES. Without limiting the authority of the Trustees set forth in Section 4.1 to establish and designate any further Sub-Trusts, the Trustees hereby establish and designate one Sub-Trust: Asia Growth Fund which shall initially consist of a single class of Shares. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class thereof that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust at the time of establishing and designating the same) have the following relative rights and preferences:

     (a) ASSETS BELONGING TO SUB-TRUSTS. All consideration received by the Trust for the issue or sale of Shares of a particular Sub-Trust or any classes thereof, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held by the Trustees in trust for the benefit of the holders of Shares of that Sub-Trust or class thereof and shall irrevocably belong to that Sub-Trust (and be allocable to any classes thereof) for all purposes, and shall be so recorded upon the books of account of the Trust. Separate and distinct records shall be maintained for each Sub-Trust and the assets associated with a Sub-Trust shall be held and accounted for separately from the other assets of the Trust, or any other Sub-Trust. Such consideration, assets, income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, together with any General Items (as hereinafter defined) allocated to that Sub-Trust as provided in the following sentence, are herein referred to as "assets belonging to" that Sub-Trust (and allocable to any classes thereof). In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Sub-Trust (collectively "General Items"), the Trustees shall allocate such General Items to and among any one or more of the Sub-Trusts established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable; and any General Items so allocated to a particular Sub-Trust shall belong to that Sub-Trust (and be allocable to any classes thereof). Each such allocation by the Trustees shall be conclusive and binding upon the holders of all Shares of all Sub-Trusts (including any classes thereof) for all purposes.

     (b) LIABILITIES BELONGING TO SUB-TRUSTS. The assets belonging to each particular Sub-Trust shall be charged with the liabilities in respect of that Sub-Trust and all expenses, costs, charges and reserves belonging to that Sub-Trust, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Sub-Trust shall be allocated and charged by the Trustees to and among any one or more of the Sub-Trusts established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion shall determine. In addition, the liabilities in respect of a particular class of Shares of a particular Sub-Trust and all expenses, costs, charges and reserves belonging to that class of Shares, and any general liabilities, expenses, costs, charges or reserves of that particular Sub-Trust which are not readily identifiable as belonging to any particular class of Shares of that Sub-Trust shall be allocated and charged by the Trustees to and among any one or more of the classes of Shares of that Sub-Trust established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion shall determine. The liabilities, expenses, costs, charges and reserves allocated and so charged to a Sub-Trust or class thereof are herein referred to as "liabilities belonging to" that Sub-Trust or class thereof. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders, creditors and any other persons dealing with the Trust or any Sub-Trust (including any classes thereof) for all purposes. Any creditor of any Sub-Trust may look only to the assets of that Sub-Trust to satisfy such creditor's debt.

     The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

     (c) DIVIDENDS. Dividends and distributions on Shares of a particular Sub-Trust or any class thereof may be paid with such frequency as the Trustees in their sole discretion may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees in their sole discretion may determine, to the holders of Shares of that Sub-Trust or class, from such of the income and capital gains, accrued or realized, from the assets belonging to that Sub-Trust, or in the case of a class, belonging to that Sub-Trust and allocable to that class, as the Trustees in their sole discretion may determine, after providing for actual and accrued liabilities belonging to that Sub-Trust or class. All dividends and distributions on Shares of a particular Sub-Trust or class thereof shall be distributed pro rata to the holders of Shares of that Sub-Trust or class in proportion to the number of Shares of that Sub-Trust or class held by such holders at the date and time of record established for the payment of such dividends or distributions, except that in connection with any dividend or distribution program or procedure the Trustees in their sole discretion may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder's purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure. Such dividends and distributions may be made in cash or Shares of that Sub-Trust or class or a combination thereof as determined by the Trustees in their sole discretion or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (h) of this Section 4.2.

     The Trustees shall have full discretion to the extent not inconsistent with the 1940 Act to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

     (d) LIQUIDATION. In the event of the liquidation or dissolution of the Trust, subject to Section 7.1 hereof, the holders of Shares of each Sub-Trust or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Sub-Trust, or in the case of a class, belonging to that Sub-Trust and allocable to that class, over the liabilities belonging to that Sub-Trust or class. The assets so distributable to the holders of Shares of any particular Sub-Trust or class thereof shall be distributed among such holders in proportion to the number of Shares of that Sub-Trust or class thereof held by them and recorded on the books of the Trust. The liquidation of any particular Sub-Trust or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

     (e) VOTING. On each matter submitted to a vote of the Shareholders, each holder of a Share shall be entitled to one vote for each whole Share standing in such Shareholder's name on the books of the Trust irrespective of the Series thereof or class thereof and all Shares of all Series and classes thereof shall vote together as a single class; provided, however, that as to any matter (i) with respect to which a separate vote of one or more Series or classes thereof is required by the 1940 Act or the provisions of the writing establishing and designating the Sub-Trust or class, such requirements as to a separate vote by such Series or class thereof shall Shares of all Series and classes thereof voting together; and (ii) as to any matter which apply in lieu of all affects the interests of one or more particular Series or classes thereof, only the holders of Shares of the one or more affected Series or classes shall be entitled to vote, and each such Series or class shall vote as a separate class.

     (f) REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Sub-Trust or any class thereof shall have the right at such times as may be permitted by the Trust to require the Trust to redeem all or any part of such holder's Shares of that Sub-Trust or class thereof at a redemption price equal to the net asset value per Share of that Sub-Trust or class thereof next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption, subject to any contingent deferred sales charge or redemption charge in effect at the time of redemption. Payment of the redemption price shall be in cash; provided, however, that if the Trustees determine, which determination shall be conclusive, that conditions exist which make payment wholly in cash unwise or undesirable, the Trust may, subject to the requirements of the 1940 Act, make payment wholly or partly in securities or other assets belonging to the Sub-Trust of which the Shares being redeemed are part at the value of such securities or assets used in such determination of net asset value.

     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Sub-Trust or class thereof to require the Trust to redeem Shares of that Sub-Trust during any period or at any time when and to the extent permissible under the 1940 Act.

     (g) REDEMPTION BY TRUST. Each Share of each Sub-Trust or class thereof that has been established and designated is subject to redemption by the Trust at the redemption price which would be applicable if such Share was then being redeemed by the Shareholder pursuant to subsection (f) of this Section 4.2: (i) at any time, in the sole discretion of the Trustees, or (ii) upon such other conditions as may from time to time be determined by the Trustees and set forth in the then current Prospectus of the Trust. Upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price.

     (h) NET ASSET VALUE. The net asset value per Share of any Sub-Trust shall be (i) in the case of a Sub-Trust whose Shares are not divided into classes, the quotient obtained by dividing the value of the net assets of that Sub-Trust (being the value of the assets belonging to that Sub-Trust less the liabilities belonging to that Sub-Trust) by the total number of Shares of that Sub-Trust outstanding, and (ii) in the case of a class of Shares of a Sub-Trust whose Shares are divided into classes, the quotient obtained by dividing the value of the net assets of that Sub-Trust allocable to such class (being the value of the assets belonging to that Sub-Trust allocable to such class less the liabilities belonging to such class) by the total number of Shares of such class outstanding; all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.

     The Trustees may in their sole discretion determine to maintain the net asset value per Share of any Sub-Trust at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that Sub-Trust as dividends payable in additional Shares of that Sub-Trust at the designated constant dollar amount and for the handling of any losses attributable to that Sub-Trust. Such procedures may provide that in the event of any loss each Shareholder shall be deemed to have contributed to the capital of the Trust attributable to that Sub-Trust such Shareholder's pro rata portion of the total number of Shares required to be cancelled in order to permit the net asset value per Share of that Sub-Trust to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by making an investment in any Sub-Trust with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss.

     (i) TRANSFER. All Shares of each particular Sub-Trust or class thereof shall be transferable, but transfers of Shares of a particular Sub-Trust or class thereof will be recorded on the Share transfer records of the Trust applicable to that Sub-Trust or class only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Sub-Trust or class and at such other times as may be permitted by the Trustees.

     (j) EQUALITY. Except as provided herein or in the instrument designating and establishing any class of Shares or any Sub-Trust, all Shares of each particular Sub-Trust or class thereof shall represent an equal proportionate interest in the assets belonging to that Sub-Trust, or in the case of a class, belonging to that Sub-Trust and allocable to that class, subject to the liabilities belonging to that Sub-Trust or class, and each Share of any particular Sub-Trust or class shall be equal to each other Share of that Sub-Trust or class; but the provisions of this sentence shall not restrict any distinctions permissible under subsection (c) of this Section 4.2 that may exist with respect to dividends and distributions on Shares of the same Sub-Trust or class. The Trustees in their sole discretion may from time to time divide or combine the Shares of any particular Sub-Trust or class into a greater or lesser number of Shares of that Sub-Trust or class without thereby changing the proportionate beneficial interest in the assets belonging to that Sub-Trust or class or in any way affecting the rights of Shares of any other Sub-Trust or class.

     (k) FRACTIONS. Any fractional Share of any Sub-Trust or class, if any such fractional Share is outstanding, shall carry proportionately all the rights and obligations of a whole Share of that Sub-Trust or class, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust.

     (l) CONVERSION RIGHTS. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Sub-Trust or class thereof shall have the right to convert said Shares into Shares of one or more other Sub-Trust or class thereof in accordance with such requirements and procedures as may be established by the Trustees.

     (m) CLASS DIFFERENCES. Subject to Section 4.1, the relative rights and preferences of the classes of any Sub-Trust may differ in such other respects as the Trustees may determine to be appropriate in their sole discretion, provided that such differences are set forth in the instrument establishing and designating such classes and executed by a majority of the Trustees (or by an instrument executed by an officer of the Trust pursuant to a vote of a majority of the Trustees).

     Section 4.3 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded on the books of the Trust or of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Sub-Trust and each class thereof that has been established and designated. No certificates certifying the ownership of Shares need be issued except as the Trustees in their sole discretion may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the use of facsimile signatures, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders and as to the number of Shares of each Sub-Trust and class thereof held from time to time by each such Shareholder.

     Section 4.4 INVESTMENTS IN THE TRUST. The Trustees may accept or reject investments in the Trust and each Sub-Trust from such persons and on such terms and for such consideration, not inconsistent with the provisions of the 1940 Act, as they from time to time authorize or determine. The Trustees may authorize any distributor, principal underwriter, custodian, transfer agent or other person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares whether or not conforming to such authorized terms.

     Section 4.5 No PRE-EMPTIVE RIGHTS. Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Sub-Trust.

     Section 4.6 STATUS OF SHARES AND LIMITATION OF PERSONAL LIABILITY. Shares shall be deemed to be personal property giving only the rights provided in this Declaration of Trust. Every Shareholder by virtue of acquiring Shares shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death, incapacity, dissolution, termination or bankruptcy of a Shareholder during the continuance of the Trust shall not operate to dissolve or terminate the Trust or any Sub-Trust thereof nor entitle the representative of such Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of such Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

         Section 4.7 NO APPRAISAL RIGHTS. Shareholders shall have no right to demand payment for their shares or to any other rights of dissenting shareholders in the event the Trust participates in any transaction which would give rise to appraisal or dissenters' rights by a shareholder of a corporation organized under the General Corporation Law of the State of Delaware, or otherwise.

              ARTICLE V - SHAREHOLDERS' VOTING POWERS AND MEETINGS

     Section 5.1 VOTING POWERS.  The Shareholders  shall have power to vote only
(i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, and (v) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Proxies may be given orally or in writing or pursuant to any computerized or mechanical data gathering process specifically approved by the Trustees. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by Shareholders.

     Section 5.2 MEETINGS. No annual or regular meeting of Shareholders is required. Special meetings of Shareholders may be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the Shareholders as herein provided or upon any other matter deemed by the Trustees in their sole discretion to be necessary or desirable. Shareholder meetings may be held at such time and place within the continental United States as may be fixed by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days and not more than 120 days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. The Trustees shall promptly call and give notice of a meeting of Shareholders for the purpose of voting upon removal of any Trustee of the Trust when requested to do so in writing by Shareholders holding not less than 10% of the Shares then outstanding. If the Trustees shall fail to call or give notice of any meeting of Shareholders for a period of 30 days after written application by Shareholders holding at least 10% of the Shares then outstanding requesting a meeting be called for any other purpose requiring action by the Shareholders as provided herein or in the By-Laws, then Shareholders holding at least 10% of the Shares then outstanding may call and give notice of such meeting, and thereupon the meeting shall be held in the manner provided for herein in case of call thereof by the Trustees.

     Section 5.3 RECORD DATES. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days (except at or in connection with the termination of the Trust), as the Trustees may determine; or without closing the transfer books the Trustees may fix a date and time not more than 120 days prior to the date of any meeting of Shareholders or other action as the date and time of record for the determination of Shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as Shareholders of record for purposes of such other action, and any Shareholder who was a Shareholder at the date and time so fixed shall be entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action, even though such Shareholder has since that date and time disposed of such Shareholder's Shares, and no Shareholder becoming such after that date and time shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action.

     Section 5.4 QUORUM AND REQUIRED VOTE. Except as otherwise provided by the 1940 Act or other applicable law, thirty percent of the Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, but any lesser number shall be sufficient for adjournments. Any meeting of shareholders, whether or not a quorum is present, may be adjourned for any lawful purpose provided that no meeting shall be adjourned for more than six months beyond the originally scheduled meeting date. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting without the necessity of further notice. A majority of the Shares voted at a meeting at which a quorum is present, shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this Declaration of Trust or the By-Laws.

     Section 5.5 ACTION BY WRITTEN CONSENT. Subject to the provisions of the 1940 Act and other applicable law, any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by the 1940 Act or by any express provision of this Declaration of Trust or the By-Laws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

     Section 5.6 INSPECTION OF RECORDS. The records of the Trust shall be open to inspection by Shareholders for any lawful purpose reasonably related to a Shareholder's interest as a Shareholder. The Trustees may from time to time establish reasonable standards, including standards governing what information and documents are to be furnished, at what time and location and at whose expense, with respect to Shareholders' inspection of Trust records.

     Section  5.7  ADDITIONAL  PROVISIONS.   The  By-Laws  may  include  further
provisions for Shareholders' votes and meetings and related matters not inconsistent with the provisions hereof.

              ARTICLE VI - LIMITATION OF LIABILITY: INDEMNIFICATION

     Section 6.1 TRUSTEES, SHAREHOLDERS, ETC. NOT PERSONALLY LIABLE: NOTICE. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for payment under such credit, contract or claim; and neither the Shareholders of any Sub-Trust nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, nor any other Sub-Trust shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust, any Sub-Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust (or the Sub-Trust) or the Trustees and not personally. The Trustees and the Trust's officers, employees and agents shall not be liable to the Trust or the Shareholders; provided however, that nothing in this Declaration of Trust shall protect any Trustee or officer, employee or agent against any liability to the Trust or the Shareholders to which such Trustee or officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer, employee or agent.

     Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as Officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Sub-Trust in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually or otherwise invalidate any such note, bond, contract, instrument, certificate or undertaking.

     Section 6.2 TRUSTEE'S GOOD FAITH ACTION; EXPERT ADVICE; NO BOND OR SURETY. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and the Shareholders for such Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties. To the extent that, at law or in equity, a Trustee has duties (including fiduciary duties) and liabilities relating thereto to the Trust or to a Shareholder, any such Trustee acting under this Declaration of Trust shall not be liable to the Trust or to any such Shareholder for the Trustee's good faith reliance on the provisions of this Declaration of Trust. The provisions of this Declaration of Trust, to the extent that they restrict the duties and liabilities of a Trustee otherwise existing at law or in equity, are agreed by the Shareholders to replace such other duties and liabilities of such Trustee.

     Section 6.3 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder (or former Shareholder) of any Sub-Trust of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust on behalf of said Sub-Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and, to the fullest extent permitted by law, the Shareholder or former Shareholder (or such Shareholder's heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said Sub-Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability.

     Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. To the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any Maker as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 6.5 COMPROMISE PAYMENT. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     Section 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

     Section 6.8 DISCRETION. Whenever in this Declaration of Trust the Trustees are permitted or required to make a decision (a) in their "sole discretion," "sole and absolute discretion," "full discretion" or "discretions" or under a similar grant of authority or latitude, the Trustees shall be entitled to consider only such interests and factors as they desire, whether reasonable or unreasonable, and may consider their own interests, and shall have no duty or obligation to give any consideration to any interests of or factors affecting the Trust or the Shareholders, or (b) in their "good faith" or under another express standard, the Trustees shall act under such express standard and shall not be subject to any other or different standards imposed by this Declaration of Trust or by law or any other agreement contemplated herein. Each Shareholder and Trustee hereby agrees that any standard of care or duty imposed in this Declaration of Trust or any other agreement contemplated herein or under the Act or any other applicable law, rule or regulation shall be modified, waived or limited in each case as required to permit the Trustees to act under this Declaration of Trust or any other agreement contemplated herein and to make any decision pursuant to the authority prescribed in this Declaration of Trust.

                           ARTICLE VII - MISCELLANEOUS

     Section 7.1 DURATION AND TERMINATION OF TRUST. Unless terminated as provided herein, the Trust shall continue without limitation of time and, without limiting the generality of the foregoing, no change, alteration or modification with respect to any Sub-Trust or class thereof shall operate to terminate the Trust. The Trust may be terminated at any time by a majority of the Trustees then in office subject to a FAVORABLE VOTE OF A MAJORITY of the Outstanding Voting Shares of the Trust.

     Upon termination, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets to distributable form in cash, securities or other property, or any combination thereof, and distribute the proceeds to the Shareholders, in conformity with the provisions of subsection (d) of Section 4.2.

     Section 7.2 REORGANIZATION. The Trust, or any one or more Sub-Trusts, may, either as the successor, survivor, or non-survivor, (1) consolidate or merge with one or more other trusts, Sub-Trusts, partnerships, limited liability companies, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a consolidated or merged trust, partnership, limited liability company, association or corporation under the laws of which any one of the constituent entities is organized, with the Trust in the case of a merger to be the survivor or non-survivor of such merger, or (2) transfer a substantial portion of its assets to one or more other trusts, Sub-Trusts, partnerships, limited liability companies, associations or corporations organized under the laws of the State of Delaware or any other state of the United States, or have one or more such trusts, Sub-Trusts, partnerships, limited liability companies, associations or corporations merged into or transfer a substantial portion of its assets to it, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the Trust, or one or more Sub-Trusts as the case may be, in connection therewith. Any such consolidation, merger or transfer shall require the affirmative vote of the holders of a Majority of the Outstanding Voting Shares of the Trust (or each Sub-Trust affected thereby, as the case may be), except that (a) such affirmative vote of the holders of Shares shall not be required if the Trust (or Sub-Trust affected thereby, as the case may be) shall be the survivor of such consolidation or merger or transferee of such assets; (b) the Trustees may, without shareholder approval, cause the Trust or any series of the Trust to invest any or all of its assets in securities issued by a registered investment company or series thereof, subject to the provisions of the 1940 Act; and (c) the Trustees may, without shareholder approval, cause the Trust, or any series of the Trust, to transfer all or substantially all of its assets and liabilities to another registered investment company having substantially identical investment objectives and policies in exchange for shares of such other investment company if, but only if, the Trust or series, as the case may be, retains the shares of such other investment company as an investment.

     Section 7.3 AMENDMENTS. All rights granted to the Shareholders under this Declaration of Trust are granted subject to the reservation of the right to amend this Declaration of Trust as herein provided, except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or repeal the prohibition of assessment upon the Shareholders without the express consent of each Shareholder or Trustee involved. Subject to the foregoing, the provisions of this Declaration of Trust (whether or not related to the rights of Shareholders) may be amended at any time, so long as such amendment does not materially adversely affect the rights of any Shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees). Any amendment to this Declaration of Trust that materially adversely affects the rights of Shareholders may be adopted at any time by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to a vote of a majority of such Trustees) when authorized to do so by the vote in accordance with subsection (e) of Section 4.2 of Shareholders as specified in Section 5.4 hereof. Subject to the foregoing, any such amendment shall be effective as of any past or future time as provided in the instrument containing the terms of such amendment or, if there is no provision therein with respect to effectiveness, upon the execution of such instrument and of a certificate (which may be a part of such instrument) executed by a Trustee or officer of the Trust to the effect that such amendment has been duly adopted.

     Section 7.4 FILING OF COPIES; REFERENCES: HEADINGS. The original or a copy of this instrument and of each amendment hereto shall be kept at the Office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made, as to the identities of the Trustees and officers, and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendments. In this instrument and in any such amendment, references to this instrument, and all expressions like "herein", "hereof" and "hereunder" shall be deemed to refer to this instrument as a whole as the same may be amended or affected by any such amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

Section 7.5 Applicable Law. This Declaration of Trust is created under and is to be governed by and construed and administered according to the laws of the State of Delaware. The Trust shall be of the type referred to in Section 3801 of the Act and of the type commonly called a business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

     Section 7.6 Registered Agent. [THE CORPORATION TRUST COMPANY OF 1209 ORANGE STREET, CITY OF WILMINGTON, COUNTY OF NEW CASTLE, DELAWARE 19801- OR NAME AND ADDRESS OF REGISTERED AGENT OTHER THAN THE CORPORATION TRUST COMPANY] is hereby designated as the initial registered agent for service of process on the Trust in Delaware.

     Section 7.7 Integration. This Declaration of Trust constitutes the entire agreement among the parties hereto pertaining to the subject matter hereof and supersedes all prior agreements and understandings pertaining thereto.



     WITNESS WHEREOF, the undersigned have hereunto set their hands and seals for themselves and their assigns, as of the day and year first above written.


                         ----------------------------------------
                         [Name]


                         ----------------------------------------
                         [Name]


g:\ted

                                     BY-LAWS
                                       OF
                                 Peregrine Funds
                           (A Delaware Business Trust)

                                    ARTICLE 1

             AGREEMENT AND DECLARATION OF TRUST AND PRINCIPAL OFFICE

     1.1 AGREEMENT AND DECLARATION OF TRUST. These By-Laws shall be subject to the Master Trust Agreement, as from time to time in effect (the "Declaration of Trust"), Peregrine Fund, the Delaware business trust established by the Declaration of Trust (the "Trust").

     1.2 PRINCIPAL OFFICE OF THE TRUST. The principal office of the Trust shall be located at 99 Park Avenue, New York, New York 10016

                                    ARTICLE 2

                              MEETINGS OF TRUSTEES

         2.1 REGULAR MEETINGS. Regular meetings of the Trustees may be held without call or notice at such places either within or without the State of Delaware and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees.

         2.2 SPECIAL MEETINGS. Special meetings of the Trustees may be held at any time and at any place designated in the call of the meeting when called by the Chairman of the Board, the President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Secretary or an Assistant Secretary or by the officer of the Trust calling the meeting.

         2.3 NOTICE. It shall be Sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting addressed to the Trustee at his or her usual or last known business or residence address or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting. Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting.

         2.4 QUORUM: ADJOURNMENT: VOTE REQUIRED FOR ACTION. At any meeting of the Trustees a majority of the Trustees then in office shall constitute a quorum. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice. At the adjourned meeting, the Trustees may transact any business which might have been transacted at the original meeting. Except in cases where the Declaration of Trust or these By-Laws otherwise provide, the vote of a majority of the Trustees present at a meeting at which a quorum is present shall be the act of the Trustees.

     2.5 PARTICIPATION BY TELEPHONE. One or more of the Trustees or of any committee of the Trustees may participate in a meeting thereof by means of a conference telephone or similar communications equipment allowing all persons participating in the meeting to hear each other at the same time. Participation by such means shall constitute presence in person at a meeting.

                                    ARTICLE 3

                                    OFFICERS

     3.1 ENUMERATION; QUALIFICATION. The officers of the Trust shall be a Chairman of the Board, a President, a Treasurer, a Secretary and such other officers, including Vice Presidents, Assistant Treasurers and Assistant Secretaries, if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. The Chairman of the Board shall be a Trustee and may but need not be a beneficial owner of the Trust (a "Shareholder"); and any other officer may be but none need be a Trustee or Shareholder. Any two or more officers may be held by the same person.

     3.2 ELECTION. The Chairman of the Board, the President, the Treasurer, and the Secretary shall be elected annually by the Trustees at a meeting held within the first four months of the Trust's fiscal year. The meeting at which the officers are elected shall be known as the annual meeting of Trustees. Other officers, if any, may be elected or appointed by the Trustees at said meeting or at any other time. Vacancies in any office may be filled at any time.

     3.3 TENURE. The Chairman of the Board, the President, the Treasurer, and the Secretary shall hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees.

     3.4 POWERS Subject to the other provisions of these By-Laws, each officer shall have, in addition to the duties and powers herein and in the Declaration of Trust set forth, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Delaware business corporation and such other duties and powers as the Trustees may from time to time designate.

     3.5 CHAIRMAN; PRESIDENT. Unless the Trustees otherwise provide, the Chairman of the Board, or, if there is none, or in the absence of the Chairman, the President shall preside at all meetings of the shareholders and of the Trustees.

     3.6 VICE PRESIDENT. The Vice President, or if there be more than one Vice President, the Vice Presidents in the order determined by the Trustees (or if there be no such determination, then in the order of their election) shall in the absence of the President or in the event of his or her inability or refusal to act, perform the duties of the President, and when so acting, shall have all the powers of and be subject to all the restrictions upon the President. The Vice Presidents shall perform such other duties and have such other powers as the Trustees may from time to time prescribe.

     3.7 TREASURER. The Treasurer shall be the chief financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser or manager, or transfer, shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the President.

     3.8 ASSISTANT TREASURER. The Assistant Treasurer, or if there shall be more than one, the Assistant Treasurers in the order determined by the Trustees (or if there be no such determination, then in the order of their election), shall, in the absence of the Treasurer or in the event of his or her inability or refusal to act, perform the duties and exercise the powers of the Treasurer and shall perform such other duties and have such other powers as the Board of Trustees may from time to time prescribe.

     3.9 SECRETARY. The Secretary shall record all proceedings of the Shareholders and the Trustees in books to be kept there for, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Secretary from any meeting of the Shareholders or Trustees, an assistant secretary, or if there be none or if he or she is absent, a temporary secretary chosen at such meeting shall record the proceedings thereof in the aforesaid books.

     3.10 ASSISTANT SECRETARY. The Assistant Secretary, or if there be more than one, the Assistant Secretaries in the order determined by the Trustees (or if there be no determination, then in the order of their election), shall, in the absence of the Secretary or in the event of his or her inability or refusal to act, perform the duties and exercise the powers of the Secretary and shall perform such other duties and have such other powers as the Board of Trustees may from time to time prescribe.

     3.11 RESIGNATIONS AND REMOVALS. Any Trustee or officer may resign at any time by written instrument signed by him or her and delivered to the Chairman, the President or the Secretary or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any officer elected by them with or without cause. Except to the extent expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

                                    ARTICLE 4

                                   COMMITTEES

         4.1 GENERAL. The Trustees, by vote of a majority of the Trustees then in office, may elect from their number an Executive Committee or other committees and may delegate thereto some or all of their powers except those which by law, by the Declaration of Trust, or by these By-Laws may not be delegated. Except as the Trustees may otherwise determine, any such committee may make rules for the conduct of its business, but unless otherwise provided by the Trustees or in such rules, its business shall be conducted so far as possible in the same manner as is provided by these By-Laws for the Trustees themselves. All members of such committees shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any such committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its action to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.

                                    ARTICLE 5

                                     REPORTS

     5.1 GENERAL. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.

                                    ARTICLE 6

                                   FISCAL YEAR

     6.1 GENERAL. The fiscal year of the Trust shall be fixed by resolution of the Trustees.

                                    ARTICLE 7

                                      SEAL

     7.1 GENERAL. The seal of the Trust shall consist of a flat-faced die with the word "Delaware", together with the name of the Trust and the year of its organization cut or engraved thereon, but, unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

                                    ARTICLE 8

                               EXECUTION OF PAPERS

     8.1 GENERAL. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made by the Trustees shall be signed by the President, any Vice President, or by the Treasurer and need not bear the seal of the Trust.

                                    ARTICLE 9

                         ISSUANCE OF SHARE CERTIFICATES

     9.1 SHARE CERTIFICATES. In lieu of issuing certificates for shares of the Trust, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

     The Trustees may at any time authorize the issuance of share certificates either in limited cases or to all Shareholders. In that event, a Shareholder may receive a certificate stating the number of shares owned by him or her, in such form as shall be prescribed from time to time by the Trustees. Such certificate shall be signed by the President or a Vice President and by the Treasurer or Assistant Treasurer. Such signatures may be facsimiles if the certificate is signed by a transfer agent, or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

     9.2 LOSS OF CERTIFICATES. In case of the alleged loss or destruction or the mutilation of a share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees shall prescribe. The Trust may require the owner of the lost, destroyed or mutilated share certificate, or his or her legal representative, to give the Trust a bond sufficient to indemnify it against any claim that may be made against it on account of the alleged loss, destruction or mutilation of any such certificate or the issuance of such new certificate.

     9.3 ISSUANCE OF NEW CERTIFICATE TO PLEDGEE. A pledgee of shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of the pledgor shall be stated thereon, who alone shall be liable as a Shareholder, and entitled to vote thereon.

     9.4 DISCONTINUANCE OF ISSUANCE OF CERTIFICATES. The Trustees may at any time discontinue the issuance of share certificates and may, by written notice to each Shareholder, require the surrender of shares certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of shares in the Trust.
                                   ARTICLE 10

                       DEALINGS WITH TRUSTEES AND OFFICERS

     10.1 GENERAL. Any Trustee, officer or other agent of the Trust may acquire, own and dispose of shares of the Trust to the same extent as if he or she were not a Trustee, officer or agent; and the Trustees may accept subscriptions to shares or repurchase shares from any firm or company in which any Trustee, officer or other agent of the Trust may have an interest.

                                   ARTICLE 11

                            AMENDMENTS TO THE BY-LAWS

         11.1 General. These By-Laws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Adopted: [Date of Adoption]

                          INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of the _____ day of __________, 1995 between Peregrine Asset Management (Hong Kong) Limited, a corporation organized under the laws of Hong Kong and having its principal place of business in Hong Kong (the "Advisor") and Peregrine Funds a Delaware business trust having its principal place of business in New York, New York (the "Trust").

WHEREAS, the Trust is engaged in business as an open-end investment company and is so registered under the Investment Company Act of 1940 (the "1940 Act"); and

WHEREAS, the Advisor is engaged principally in the business of rendering investment management services and is registered under the Investment Advisers Act of 1940; and

WHEREAS, the Trust is authorized to issue shares of beneficial interest in one or more separate series with each series representing an interest in a separate portfolio of securities and other assets;

WHEREAS, the Trust intends to offer its shares in one such series, namely, Asia Growth Fund (the "Fund") and invest the proceeds in securities. The Trust desires to retain the Advisor to render investment advisory services hereunder and with respect to which the Advisor is willing so to do;

NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

1.       APPOINTMENT OF ADVISOR.

         The Trust hereby appoints the Advisor to act as investment advisor to the Fund for the period and on the terms herein set forth. The Advisor accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2.       DUTIES OF ADVISOR.

         The Advisor, at its own expense, shall furnish the following services and facilities to the Trust:

         (a) INVESTMENT PROGRAM. The Advisor will (i) furnish continuously an investment program for the Fund (ii) determine (subject to the overall supervision and review of the Board of Trustees of the Trust) which investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested, and (iii) make changes on behalf of the Trust in the investments. The Advisor also will manage, supervise and conduct such other affairs and business of the Trust and matters incidental thereto, as the Advisor and the Trust agree, subject always to the control of the Board of Trustees of the Trust and to the provisions of the Master Trust Agreement of the Trust, the Trust's By-Laws and the 1940 Act.

         (b) OFFICE SPACE AND FACILITIES. The Advisor will arrange to furnish the Trust office space in the offices of the Advisor, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities, and telephone service required for managing the investments of the Trust.

         (c) PERSONNEL. The Advisor shall provide executive and clerical personnel for managing the investments of the Trust, and shall compensate officers and Trustees of the Trust if such persons are also employees of the Advisor or its affiliates, except as otherwise provided herein.

         (d) PORTFOLIO TRANSACTIONS. The Advisor shall place all orders for the purchase and sale of portfolio securities for the account of the Trust with brokers or dealers selected by the Advisor, although the Trust will pay the actual brokerage commissions on portfolio transactions in accordance with Paragraph 3(d). In executing portfolio transactions and selecting brokers or dealers, the Advisor will use its best efforts to seek on behalf of the Trust the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor shall consider all factors it deems relevant, including, without limitation, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Advisor may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Trust and/or the other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. The Advisor is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised by the Advisor or its affiliates. Nothing in this Agreement shall preclude the combining of orders for the sale or purchase of securities or other investments with other accounts managed by the Advisor or its affiliates provided that the Advisor does not favor any account over any other account and provided that any purchase or sale orders executed contemporaneously shall be allocated in a manner the Advisor deems equitable among the accounts involved.

3.       EXPENSES OF THE TRUST

         The Advisor shall not bear the responsibility for or expenses associated with operational, accounting or administrative services on behalf of the Trust not directly related to providing an investment program for the Trust. The expenses to be borne by the Trust include, without limitation:

                  (a) charges and expenses of any registrar, stock, transfer or dividend disbursing agent, custodian, depository or other agent appointed by the Trust for the safekeeping of its cash, portfolio securities and other property;

                  (b) general operational, administrative and accounting costs, such as the costs of calculating the Trust's net asset value, the preparation of the Trust's tax filings with relevant authorities and of compliance with any and all regulatory authorities;

                  (c)      charges  and   expenses   of  auditors   and  outside
                           accountants;

                  (d)      brokerage   commissions   for   transactions  in  the
                           portfolio securities of the Trust;

                  (e) all taxes, including issuance and transfer taxes, and corporate fees payable by the Trust to Federal, state or other U.S. or foreign governmental agencies;

                  (f) the cost of stock certificates representing shares of the Trust;

                  (g) expenses involved in registering and maintaining registrations of the Trust and of its shares with the Securities and Exchange Commission and various states and other jurisdictions, if applicable;

                  (h) all expenses of shareholders' and Trustees' meetings, including meetings of committees, and of preparing, setting in type, printing and mailing proxy statements, quarterly reports, semi-annual reports, annual reports and other communications to shareholders;

                  (I) all expenses of preparing and setting in type offering documents, and expenses of printing and mailing the same to shareholders (but not expenses of printing and mailing of offering documents and literature used for any promotional purposes);

                  (j) compensation and travel expenses of Trustees who are not "interested persons" of the Advisor within the meaning of the 1940 Act;

                  (k)      the   expense  of   furnishing,   or  causing  to  be
                           furnished, to each shareholder statements of account;

                  (l) charges and expenses of legal counsel in connection with matters relating to the Trust, including, without limitation, legal services rendered in connection with the Trust's corporate and financial structure, day to day legal affairs of the Trust and relations with its shareholders, issuance of Trust shares, and registration and qualification of securities under Federal, state and other laws;

                  (m) the expenses of attendance at professional meetings of organizations such as the Investment Company Institute by officers and Trustees of the Trust, and the membership or association dues of such organizations;

                  (n) the cost and expense of maintaining the books and records of the Trust;

                  (o) the expense of obtaining and maintaining a fidelity bond as required by Section 17(g) of the 1940 Act and the expense of obtaining and maintaining an errors and omissions policy;

                  (p)      interest payable on Trust borrowing;

                  (q)      postage; and

                  (r) any other costs and expenses incurred by the Advisor for Trust operations and activities, including but not limited to the organizational costs of the Trust if initially paid by the Advisor.

4.       ADVISORY FEE.

         For the services and facilities to be provided to the Trust by the Advisor as provided in Paragraph 2 hereof, the Trust shall pay the Advisor a fee, payable monthly, at the annual rate of ____% of 1% of the Trust's average daily net assets, as determined by the Trust or its third party administrator in accordance with procedures established from time to time by or under the direction of the Board of Trustees of the Trust.

5.       TRUST TRANSACTIONS.

         The Advisor agrees that neither it nor any of its officers, directors, employees or agents will take any long- or short-term position in the shares of the Trust; provided, however, that such prohibition shall not prevent the purchase of shares of the Trust by any of the persons above described for their account and for investment at the price (net asset value) at which such shares are available to the public at the time of purchase or as part of the initial capital of the Trust.

6.       RELATIONS WITH TRUST.

         Subject  to and in  accordance  with the  Master  Trust  Agreement  and
         By-Laws of the Trust and the Articles of Incorporation and By-Laws of the Advisor, respectively, it is understood (i) that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Advisor (or any successor thereof) as directors, officers, or otherwise; (ii) that directors, officers, agents and shareholders of the Advisor are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; and (iii) that the Advisor (or any such successor) is or may be interested in the Trust as a shareholder or otherwise and that the effect of any such adverse interests shall be governed by said Master Trust Agreement and By-Laws.

7.       LIABILITY OF ADVISOR AND OFFICERS AND TRUSTEES OF THE
         TRUST.

         Neither the Advisor nor its officers, directors, employees, agents or controlling persons or assigns shall be liable for any error of judgment or law, or for any loss suffered by the Trust or its shareholders in connection with the matters to which this Agreement relates, except that no provision of this Agreement shall be deemed to protect the Advisor or such persons against any liability to the Trust or its shareholders to which the Advisor might otherwise be subject by reason of any willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under this Agreement.

8.       DURATION AND TERMINATION OF THIS AGREEMENT.

                  (a) DURATION. This Agreement shall become effective on the date hereof. Unless -------- terminated as herein provided, this Agreement shall remain in full force and effect until _______________, 199_ and shall continue in full force and effect for periods of one year thereafter so long as such continuance is approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting shares (as defined in the 1940
                           Act) of the Trust, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

                  (b) Termination. This Agreement may be terminated at any time, without payment of any penalty, by vote of the Trustees of the Trust or by vote of a majority of the outstanding shares (as defined in the 1940 Act ), or by the Advisor, on sixty (60) days written notice to the other party.

                  (c)      Automatic    Termination.    This   Agreement   shall
                           automatically and immediately terminate in the event of its assignment.

 9.      PRIOR AGREEMENT SUPERSEDED.

         This Agreement supersedes any prior agreement relating to the subject matter hereof between the parties.

10.      SERVICES NOT EXCLUSIVE.

         The services of the Advisor to the Trust hereunder are not to be deemed exclusive, and the Advisor shall be free to render similar services to others and to engage in other activities.

11.      MISCELLANEOUS.

                  (a) This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

                  (b) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

12.      NAME OF TRUST

         It is understood that the name "Peregrine" is the valuable property of the Adviser and/or its affiliates, and that the Trust has the right to include "Peregrine" as a part of its name only so long as this Agreement shall continue. Upon termination of this Agreement the Trust shall forthwith cease to use the "Peregrine" name and shall submit to its shareholders an amendment to its Declaration of Trust to change the Trust's name.

13.      LIMITATION OF LIABILITY.

         The term Peregrine Funds means and refers to the Trustees from time to time serving under the Master Trust Agreement of the Trust dated November __, 1995 as the same may subsequently thereto have been, or subsequently hereto be amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any Trustees, shareholders, nominees, officers, agents or employees of the Trust, personally, but bond only the assets and property of the Trust, as provided in the Master Trust Agreement of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees and the Trust, acting as such, and neither such authorization by such officer shall be deemed to have been made by any of them personally, but shall bind only the assets and property of the Trust as provided in its Master Trust Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first set forth above.

                                                     PEREGRINE FUNDS

                                           By
                                            ----------------------------
Attest:                                              President


                                                PEREGRINE ASSET MANAGEMENT
                                                   (HONG KONG) LIMITED


                                             ----------------------------
Attest:                                            Manager, Director

                             DISTRIBUTION AGREEMENT


      THIS AGREEMENT made as of the _____ day of ________, 199_ by and between PEREGRINE FUNDS (the "Trust"), a business trust established and existing under the laws of ___________________________ and (the "Distributor"), a corporation organized and existing under the laws of the State of Delaware.

     WHEREAS, the Trust proposes to offer shares of beneficial interest in the Asia Growth Fund of the Trust and from time to time hereafter establish additional different series representing interests in different portfolios of assets (each series being referred to herein as a "Fund" or collectively as the "Funds").

     NOW, THEREFORE, in consideration of the mutual covenants hereinafter contained, the parties hereto agree as follows:

     Section 1. APPOINTMENT OF THE DISTRIBUTOR.

     The Trust hereby appoints the Distributor as its exclusive agent to sell and distribute shares of each Fund of the Trust then in existence (the "Shares") for the account and risk of the Trust during the continuous offering of such Shares, on the terms and for the period set forth in this Agreement, and the Distributor hereby accepts such appointment and agrees to act hereunder. It is understood that purchases of Shares of any Fund may be made through other broker-dealers who are members in good standing of the National Association of Securities Dealers, Inc. in connection with the offering and sale of the Shares, in which case the Distributor shall enter into Selling Group Agreements ("Selling Group Agreements") in substantially the form attached hereto or amend existing Selling Group Agreements with such broker-dealers to conform therewith and directly through the Trust's Transfer Agent in the manner set forth in an fund's Prospectus.

     Section 2. SERVICES AND DUTIES OF THE DISTRIBUTOR.

     (a) The Distributor agrees to arrange to sell, as exclusive agent for the Trust, from time to time during the term of this Agreement, Shares of any Fund upon the terms described in a Fund's Prospectus. As used in this Agreement, the term "Prospectus" shall mean a prospectus and the term "Statement of Additional Information" shall mean the statement of additional information included in the Trust's Registration Statement and the term "Registration Statement" shall mean the Registration Statement, including exhibits and financial statements, most recently filed by the Trust with the Securities and Exchange Commission and effective under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as such Registration Statement is amended by any amendments thereto at the time in effect.

     (b) Upon commencement of the continuous public offering of Shares of any Fund of the Trust, the Distributor will hold itself available to receive orders, satisfactory to the Distributor, for the purchase of Shares of that Fund and will accept such orders on behalf of the Trust as of the time of receipt of such orders and will transmit such orders as are so accepted to the Trust's Transfer Agent as promptly as practicable. Purchase orders shall be deemed effective at the time and in the manner set forth in a Fund's Prospectus.

     (c) The Distributor, as agent for the Trust and in its discretion, may enter into Selling Group Agreements (or amend existing Selling Group Agreements to conform therewith) with such registered and qualified retail broker-dealers as it may select pursuant to which such broker-dealers may also arrange for the sale or sell Shares of any Fund.

     (d) The offering price of the Shares of a Fund shall be the net asset value (as describe in the Master Trust Agreement of the Trust, as amended from time to time and determined as set forth in the Prospectus of such Fund and the Statement of Additional Information) per Share for that Fund next determined following receipt of an order plus the maximum sales charge, if any, calculated in the manner set forth in the Fund's Prospectus. The Distributor shall receive the entire amount of the sales charge, if any, as compensation for its services under this Agreement; however, the Distributor may reallow all or any portion of such sales charge to broker-dealers entering into Selling Group Agreements (or amending existing Selling Group Agreements) with the Distributor to sell shares of such Fund. Shares of a Fund may be sold at prices that reflect scheduled variations in, or elimination of, the sales charge to particular classes of investors or transactions in accordance with a Fund's Prospectus and the Statement of Additional Information. The Trust shall furnish the Distributor, with all possible promptness, advice of each computation of the net asset value of a Fund. The Distributor shall also be entitled, subject to the terms and conditions of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 to amounts payable by a Fund thereunder.

     (e) The Distributor shall use its best efforts and shall not be obligated to arrange for sales of any certain number of Shares of a Fund and the services of the Distributor to the Trust hereunder shall not be deemed to be exclusive, and the Distributor shall be free to (i) render similar services to, and act as underwriter or distributor in connection with the distribution of shares of other investment companies, and (ii) engage in any other businesses and activities from time to time.

     (f) The  Distributor  is  authorized  on behalf of the Trust to  repurchase
Shares of a Fund presented to it by dealers at the price determined in accordance with, and in the manner set forth in, the Prospectus of such Fund.

     Section 3. DUTIES OF THE TRUST.

     (a) The Trust agrees to sell Shares of its Funds so long as it has Shares available for sale and to cause its Transfer Agent to issue, if requested by the purchaser, certificates for Shares of its Funds, registered in such names and amounts as promptly as practicable after receipt by the Trust of the net asset value thereof.

     (b) The Trust shall keep the Distributor fully informed with regard to its affairs and shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of the Funds. This shall include, without limitation, one certified copy of all financial statements of the Funds prepared by independent accountants and such reasonable number of copies of a Fund's most current Prospectus, the Statement of Additional Information and annual and interim reports as the Distributor may request. The Trust shall cooperate fully in the efforts of the Distributor to arrange for the sale of Shares of the Funds and in the performance of the Distributor under this Agreement.

     (c) The Trust shall take, from time to time, all necessary action to register the Shares of the Funds under the 1933 Act, including payments of the related filing fees, so that there will be available for sale such number of Shares of the Funds as the Distributor may be expected sell. The Trust agrees to file from time to time such amendments, reports and other documents as may be necessary in order that there may be no untrue statement of a material fact in the Registration Statement or Prospectus of a Fund, or necessary in order that there may be no omission to state a material fact in the Registration Statement or Prospectus of a Fund which omission would make the statements therein, in light of the circumstances under which they were made, misleading.

     (d) The Trust shall use its best efforts to qualify and maintain the registration and qualification of an appropriate number of Shares of the Funds and the Trust for sale under the securities laws of such states as the Distributor shall designate, and, if necessary or appropriate in connection therewith, to qualify and maintain the qualification of the Trust as a broker-dealer in such states. The Distributor shall furnish such information and other material relating to its affairs and activities as may be requested by the Trust in connection with such qualifications.

     Section 4. EXPENSES.

     (a) The Trust shall bear all costs and expenses of the continuous offering of Shares of the Funds in connection with: (i) fees and disbursements of its counsel and auditors, (ii) the preparation, filing and printing of any registration statements and/or Prospectuses and Statements of Additional Information required by and under federal and state securities laws, (iii) the preparation and mailing of annual and interim reports and proxy materials, if any, to shareholders and (iv) the qualification of the Shares of the Funds for sale and of the Trust as a broker-dealer under the securities laws of such states or other jurisdictions as shall be selected by the Distributor pursuant to Section 3(d) hereof and the cost and expenses payable to each such state for continuing qualification therein.

     (b) The Distributor shall bear (I) the costs and expenses of preparing, printing and distributing any materials not prepared by the Trust and other materials used by the Distributor in connection with its offering of Shares of the Funds for sale to the public (including the additional cost of printing copies of the Prospectus and of annual and interim reports) to shareholders other than copies thereof required for distribution to the existing shareholders or for filing with any federal and state securities authorities, (ii) any expenses of advertising incurred by the Distributor in connection with such offering and (iii) the expenses of registration or qualification of the Distributor as a broker-dealer under federal or state laws, if necessary, and the expenses of continuing such registration or qualification. It is understood and agreed that so long as the Trust's Plan of Distribution as to a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 continues in effect, any expenses incurred by the Distributor hereunder may be paid from amounts received by it from a Fund under such Plan.

     Section 5. INDEMNIFICATION.

     The Trust agrees to indemnify, defend and hold the Distributor, its officers, directors, employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act or Section 20 of the Securities Exchange Act of 1934, as amended (the "1934 Act"), free and harmless from and against any and all losses, claims, damages, liabilities and expenses (including the cost of investigating or defending such claims, damages or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors, employees and agents or any such controlling person may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, a Prospectus, or this Statement of Additional Information or arising out of or based upon the omission or any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except insofar as such claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing y the Distributor to the Trust for use in the Registration Statement, a Prospectus or the Statement of Additional Information. The Distributor agrees to promptly notify the Trust of any event giving rise to rights of indemnification hereunder, including any action brought against the Distributor, it officers, directors, employees and agents or any such controlling person, such notification to be given by letter or telegram addressed to the Trust at its principal business office, but the Distributor's failure so to notify the Trust shall not relieve the Trust from any obligation it may have to indemnify the Distributor hereunder or otherwise.

     The Distributor agrees to indemnify, defend and hold the Trust, its Trustees and officers and any person who controls the Trust, if any, within the meaning of Section 15 of the 1933 Act of Section 20 of the 1934 Act, free and harmless from and against any and all losses, claims, damages, liabilities and expenses (including the cost of investigating or defending such claims, damages or liabilities and any counsel fees incurred in connection therewith) which the Trust, its Trustees or officers or any such controlling person may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust its Trustees or officers or such controlling person arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, a Prospectus or the Statement of Additional Information. The Trust agrees to promptly notify the Distributor of any event giving rise to rights of indemnification hereunder, including any action brought against the Trust, its Trustees or officers or any such controlling person, such notification being given to the Distributor at its principal business office, but the Trust's failure so to notify the Distributor shall not relieve the Distributor from any obligation it may have to indemnify the Trust hereunder or otherwise.

     Section 6. CONTRIBUTION.

     In order to provide for just and equitable contribution in circumstances in which the indemnification provided for in the first paragraph of Section 5 is for any reason held to be unavailable from the Trust, the Trust and the Distributor shall contribute to the aggregate losses, claims, damages, liabilities or expenses (including the reasonable costs of investigating or defending such claims, damages or liabilities but after deducting any contribution received by the Trust from persons other than Distributor who may also be liable or contribution, such as persons who control the Trust within the meaning of the 1933 Act, officers of the Trust who signed the Registration Statement and Trustees) to which the Trust and the Distributor may be subject in such proportion so that the Distributor is responsible for that portion represented by the percentage that the Sales Charge appearing in the Prospectus of the Fund bears to the public offering price appearing therein and the Trust is responsible for the balance; provided, however, that (I) in no case shall the Distributor be responsible for any amount in excess of the portion of the Sales Charge received and retained by it in respect of the Shares of a Fund purchased through it hereunder and (ii) no person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. For purposes of this Section 6, each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act or
Section 20 of the 1934 Act shall have the same rights to contribution as the Distributor. Each party who may seek contribution under this Section 6 shall, promptly after receipt of notice of commencement of any action, suit or proceeding against such party in respect of which a claim for contribution may be made against another party or parties under this Section 6, give written notice of the commencement of such action, suit or proceeding to the party or parties from whom such contribution may be sought, but the omission so to notify such contributing party or parties shall not relieve the party or parties from whom contribution may be sought from any other obligation it or they may have otherwise than on account of this Section 6.

     Section 7. COMPLIANCE WITH SECURITIES LAWS.

     The Trust represents that it is registered as a diversified, open-end management investment company under the 1940 Act, and agrees that it will comply with all of the provisions of the 1940 Act and of the rules and regulations thereunder. The Trust and the Distributor each agree to comply with all of the applicable terms and provisions of the 1940 Act, the 1933 Act and, subject to the provisions of Section 3(d), all applicable state "Blue Sky" laws. The Distributor agrees to comply with all of the applicable terms and provisions of the 1934 Act.

     Section 8. TERM OF CONTACT.

     This Agreement shall go into effect on the date hereof and shall continue in effect until _____________________________, and thereafter for successive periods of one year each if such continuance is approved at least annually thereafter (I) either by an affirmative vote of a majority of the outstanding shares of the Trust or by the Board of Trustees of the Trust, and (ii) in either case by a majority of the Trustees of the Trust who are not interested persons of the Distributor or (otherwise than as Trustees) of the Trust, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated at any time by one party hereto to the other on sixty (60) days' written notice to the other party.

     Section 9. ASSIGNMENT.

     This  Agreement  may  not  be  assigned  by  the   Distributor   and  shall
automatically terminate in the event of an attempted assignment by the Distributor; provided, however, that the Distributor may employ or enter into agreements with such other person, persons, corporation, or corporations, as it shall determine in order to assist it in carrying out this Agreement.

     Section 10. AMENDMENT.

     This Agreement may be amended at any time by mutual agreement in writing o the parties hereto, provided that any such amendment is approved by a majority of the Trustees of the Trust who are not interested persons of the Distributor or by the holders of a majority of the outstanding shares of the Trust.

     Section 11. GOVERNING LAW.

     This Agreement shall be governed and construed in accordance with the laws of the State of New York.

     Section 12. NON-LIABILITY OF SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES, REPRESENTATIVES AND AGENTS.

         Copies of the Master Trust Agreement, as amended, establishing the Trust are on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers, shareholders, employees or agents of the Trust individually but are binding only upon the assets and property of the Trust.

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first above written.



                                                 PEREGRINE FUNDS



                                                 By_____________________________

                            GLOBAL CUSTODY AGREEMENT

This AGREEMENT is effective __________, 199_, and is between THE CHASE MANHATTAN BANK, N.A. (the "Bank") and _________________________________ (the "Customer").

1.   CUSTOMER ACCOUNTS.

     The  Bank  agrees  to  establish  and  maintain  the   following   accounts
("Accounts"):

     (a) A custody account in the name of the Customer ("Custody Account") for any and all stocks, shares, bonds, debentures, notes, mortgages or other obligations for the payment of money, bullion, coin and any certificates, receipts, warrants or other instruments representing rights to receive, purchase or subscribe for the same or evidencing or representing any other rights or interests therein and other similar property whether certificated or uncertificated as may be received by the Bank or its Subcustodian (as defined in Section 3) for the account of the Customer ("Securities"); and

     (b) A deposit account in the name of the Customer ("Deposit Account") for any and all cash in any currency received by the Bank or its Subcustodian for the account of the Customer, which cash shall not be subject to withdrawal by draft or check.

     The Customer warrants its authority to: 1) deposit the cash and Securities ("Assets") received in the Accounts and 2) give Instructions (as defined in
Section 11) concerning the Accounts. The Bank may deliver securities of the same class in place of those deposited in the Custody Account.

     Upon written agreement between the Bank and the Customer, additional Accounts may be established and separately accounted for as additional Accounts under the terms of this Agreement.

2.   MAINTENANCE OF SECURITIES AND CASH AT BANK AND SUBCUSTODIAN LOCATIONS.

     Unless Instructions specifically require another location acceptable to the
Bank:

     (a) Securities will be held in the country or other jurisdiction in which the principal trading market for such Securities is located, where such Securities are to be presented for payment or where such Securities are acquired; and

     (b) Cash will be credited to an account in a country or other jurisdiction in which such cash may be legally deposited or is the legal currency for the payment of public or private debts.

     Cash may be held pursuant to Instructions in either interest or non-interest bearing accounts as may be available for the particular currency. To the extent Instructions are issued and the Bank can comply with such Instructions, the Bank is authorized to maintain cash balances on deposit for the Customer with itself or one of its affiliates at such reasonable rates of interest as may from time to time be paid on such accounts, or in non-interest bearing accounts as the Customer may direct, if acceptable to the Bank.

     If the Customer wishes to have any of its Assets held in the custody of an institution other than the established Subcustodians as defined in Section 3 (or their securities depositories), such arrangement must be authorized by a written agreement, signed by the Bank and the Customer.

3.   SUBCUSTODIANS AND SECURITIES DEPOSITORIES.

     The Bank may act under this Agreement through the subcustodians listed in Schedule A of this Agreement with which the Bank has entered into subcustodial agreements ("Subcustodians"). The Customer authorizes the Bank to hold Assets in the Accounts in accounts which the Bank has established with one or more of its branches or Subcustodians. The Bank and Subcustodians are authorized to hold any of the Securities in their account with any securities depository in which they participate.

     The Bank reserves the right to add new, replace or remove Subcustodians. The Customer will be given reasonable notice by the Bank of any amendment to Schedule A. Upon request by the Customer, the Bank will identify the name, address and principal place of business of any Subcustodian of the Customer's Assets and the name and address of the governmental agency or other regulatory authority that supervises or regulates such Subcustodian.

4.    USE OF SUBCUSTODIAN.

     (a) The Bank will identify the Assets on its books as belonging to the Customer.

     (b) A Subcustodian will hold such Assets together with assets belonging to other customers of the Bank in accounts identified on such Subcustodian's books as special custody accounts for the exclusive benefit of customers of the Bank.

     (c) Any Assets in the Accounts held by a Subcustodian will be subject only to the instructions of the Bank or its agent. Any Securities held in a securities depository for the account of a Subcustodian will be subject only to the instructions of such Subcustodian.

     (d) Any agreement the Bank enters into with a Subcustodian for holding its customer's assets shall provide that such assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of such Subcustodian except for safe custody or administration, and that the beneficial ownership of such assets will be freely transferable without the payment of money or value other than for safe custody or administration. The foregoing shall not apply to the extent of any special agreement or arrangement made by the Customer with any particular Subcustodian.

5.   DEPOSIT ACCOUNT TRANSACTIONS.

     (a) The Bank or its Subcustodians will make payments from the Deposit Account upon receipt of Instructions which include all information required by the Bank.

     (b) In the event that any payment to be made under this Section 5 exceeds the funds available in the Deposit Account, the Bank, in its discretion, may advance the Customer such excess amount which shall be deemed a loan payable on demand, bearing interest at the rate customarily charged by the Bank on similar loans.

     (c) If the Bank credits the Deposit Account on a payable date, or at any time prior to actual collection and reconciliation to the Deposit Account, with interest, dividends, redemptions or any other amount due, the Customer will promptly return any such amount upon oral or written notification: (i) that such amount has not been received in the ordinary course of business or (ii) that such amount was incorrectly credited. If the Customer does not promptly return any amount upon such notification, the Bank shall be entitled, upon oral or written notification to the Customer, to reverse such credit by debiting the Deposit Account for the amount previously credited. The Bank or its Subcustodian shall have no duty or obligation to institute legal proceedings, file a claim or a proof of claim in any insolvency proceeding or take any other action with respect to the collection of such amount, but may act for the Customer upon Instructions after consultation with the Customer.

6.   CUSTODY ACCOUNT TRANSACTIONS.

     (a) Securities will be transferred, exchanged or delivered by the Bank or its Subcustodian upon receipt by the Bank of Instructions which include all information required by the Bank. Settlement and payment for Securities received for, and delivery of Securities out of, the Custody Account may be made in accordance with the customary or established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivery of Securities to a purchaser, dealer or their agents against a receipt with the expectation of receiving later payment and free delivery. Delivery of Securities out of the Custody Account may also be made in any manner specifically required by Instructions acceptable to the Bank.

     (b) The Bank, in its discretion, may credit or debit the Accounts on a contractual settlement date with cash or Securities with respect to any sale, exchange or purchase of Securities. Otherwise, such transactions will be credited or debited to the Accounts on the date cash or Securities are actually received by the Bank and reconciled to the Account.

     (i) The Bank may reverse credits or debits made to the Accounts in its discretion if the related transaction fails to settle within a reasonable period, determined by the Bank in its discretion, after the contractual settlement date for the related transaction.

     (ii) If any Securities delivered pursuant to this Section 6 are returned by the recipient thereof, the Bank may reverse the credits and debits of the particular transaction at any time.

7.   ACTIONS OF THE BANK.

     The Bank shall follow Instructions received regarding assets held in the Accounts. However, until it receives Instructions to the contrary, the Bank will:
     (a) Present for payment any Securities which are called, redeemed or retired or otherwise become payable and all coupons and other income items which call for payment upon presentation, to the extent that the Bank or Subcustodian is actually aware of such opportunities.

     (b) Execute in the name of the Customer such ownership and other certificates as may be required to obtain payments in respect of Securities.

     (c) Exchange interim receipts or temporary Securities for definitive Securities.

     (d)  Appoint  brokers  and  agents  for  any   transaction   involving  the
Securities, including, without limitation, affiliates of the Bank or any Subcustodian.

     (e) Issue statements to the Customer, at times mutually agreed upon, identifying the Assets in the Accounts.

     The Bank will send the Customer an advice or notification of any transfers of Assets to or from the Accounts. Such statements, advises or notifications shall indicate the identity of the entity having custody of the Assets. Unless the Customer sends the Bank a written exception or objection to any Bank statement within sixty (60) days of receipt, the Customer shall be deemed to have approved such statement. In such event, or where the Customer has otherwise approved any such statement, the Bank shall, to the extent permitted by law, be released, relieved and discharged with respect to all matters set forth in such statement or reasonably implied therefrom as though it had been settled by the decree of a court of competent jurisdiction in an action where the Customer and all persons having or claiming an interest in the Customer or the Customer's Accounts were parties.

     All collections of funds or other property paid or distributed in respect of Securities in the Custody Account shall be made at the risk of the Customer. The Bank shall have no liability for any loss occasioned by delay in the actual receipt of notice by the Bank or by its Subcustodians of any payment, redemption or other transaction regarding Securities in the Custody Account in respect of which the Bank has agreed to take any action under this Agreement.

8.   CORPORATE ACTIONS; PROXIES; TAX RECLAIMS.

     a. Corporate Actions. Whenever the Bank receives information concerning the Securities which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bonus issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to securities holders ("Corporate Actions), the Bank will give the Customer notice of such Corporate Actions to the extent that the Bank's central corporate actions department has actual knowledge of a Corporate Action in time to notify its customers.

     When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action is received which bears an expiration date, the Bank will endeavor to obtain Instructions from the Customer or its Authorized Person, but if Instructions are not received in time for the Bank to take timely action, or actual notice of such Corporate Action was received too late to seek Instructions, the Bank is authorized to sell such rights entitlement or fractional interest and to credit the Deposit Account with the proceeds or take any other action it deems, in good faith, to be appropriate in which case it shall be held harmless for any such action.

     b. Proxy Voting. The Bank will deliver proxies to the Customer or its designated agent pursuant to special arrangements which may have been agreed to in writing. Such proxies shall be executed in the appropriate nominee name relating to Securities in the Custody Account registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with Instructions. Proxy voting services may be provided by the Bank or, in whole or in part, by one or more third parties appointed by the Bank (which may be affiliates of the Bank); provided that the Bank shall be liable for the performance of any such third party to the same extent as the Bank would have been if it performed such services itself.

     c. TAX RECLAIMS. (i) Subject to the provisions hereof, the Bank will apply for a reduction of withholding tax and any refund of any tax paid or tax credits which apply in each applicable market in respect of income payments on Securities for the benefit of the Customer which the Bank believes may be available to such Customer.

     (ii) The provision of tax reclaim services by the Bank is conditional upon the Bank receiving from the beneficial owner of Securities (A) a declaration of its identity and place of residence and (B) certain other documentation (pro forma copies of which are available from the Bank). The Customer acknowledges that, if the Bank does not receive such declarations, documentation and information, additional United Kingdom taxation with be deducted from all income received in respect of Securities issued outside the United Kingdom and that U.S. non-resident alien tax or U.S. backup withholding tax will be deducted from U.S. source income. The Customer shall provide to the Bank such documentation and information as it may require in connection with taxation, and warrants that, when given, this information shall be true and correct in every respect, not misleading in any way, and contain all material information. The Customer undertakes to notify the Bank immediately if any such information requires updating or amendment.

     (iii) The Bank shall not be liable to the Customer or any third party for any tax,, fines or penalties payable by the Bank or the Customer, and shall be indemnified accordingly, whether these result from the inaccurate completion of documents by the Customer or any third party, or as a result of the provision to the Bank or any third party of inaccurate or misleading information or the withholding of material information by the Customer or any other third party, or as a result of any delay of any revenue authority or any other matter beyond the control of the Bank.

     (iv) The Customer confirms that the Bank is authorized to deduct from any cash received or credited to the Cash Account any taxes or levies required by any revenue or governmental authority for whatever reason in respect of the Securities or Cash Accounts.

     (v) The Bank shall perform talc reclaim services only with respect to taxation levied by the revenue authorities of the countries notified to the Customer from time to time and the Bank may, by notification in writing, at its absolute discretion, supplement or amend the markets in which the tax reclaim services are offered. Other than as expressly provided in this sub-clause, the Bank shall have no responsibility with regard to the Customer's tax position or status in any jurisdiction.

     (vi) The Customer confirms that the Bank is authorized to disclose any information requested by any revenue authority or any governmental body in relation to the Customer or the Securities and/or Cash held for the Customer.

     (vii) Tax reclaim services may be provided by the Bank or, in whole or in part, by one or more third parties appointed by the Bank (which may be affiliates of the Bank); provided that the Bank shall be liable for the performance of any such third party to the same extent as the Bank would have been if it performed such services itself.

9.   NOMINEES.

     Securities which are ordinarily held in registered form may be registered in a nominee name of the Bank, Subcustodian or securities depository, as the case may be. The Bank may without notice to the Customer cause any such Securities to cease to be registered in the name of any such nominee and to be registered in the name of the Customer. In the event that any Securities registered in a nominee name are called for partial redemption by the issuer, the Bank may allot the called portion to the respective beneficial holders of such class of security in any manner the Bank deems to be fair and equitable.
The Customer agrees to hold the Bank, Subcustodians, and their respective nominees harmless from any liability arising directly or indirectly from their status as a mere record holder of Securities in the Custody Account.

10.  AUTHORIZED PERSONS.

     As used in this Agreement, the term "Authorized Person" means employees or agents including investment managers as have been designated by written notice from the Customer or its designated agent to act on behalf of the Customer under this Agreement. Such persons shall continue to be Authorized Persons until such time as the Bank receives Instructions from the Customer or its designated agent that any such employee or agent is no longer an Authorized Person.

11.  INSTRUCTIONS.

     The term "Instructions" means instructions of any Authorized Person received by the Bank, via telephone, telex, TWO, facsimile transmission, bank wire or other teleprocess or electronic instruction or trade information system acceptable to the Bank which the Bank believes in good faith to have been given by Authorized Persons or which are transmitted with proper testing or authentication pursuant to terms and conditions which the Bank may specify. Unless otherwise expressly provided, ALL Instructions shall continue in full force and effect until canceled or superseded.

Any Instructions delivered to the Bank by telephone shall promptly thereafter be confirmed in writing by an Authorized Person (which confirmation may bear the facsimile signature of such Person), but the Customer will hold the Bank harmless for the failure of an Authorized Person to send such confirmation in writing, the failure of such confirmation to conform to the telephone instructions received or the Bank's failure to produce such confirmation at any subsequent time. The Bank may electronically record any Instructions given by telephone, and any other telephone discussions with respect to the Custody Account. The Customer shall be responsible for safeguarding any testkeys, identification codes or other security devices which the Bank shall make available to the Customer or its Authorized Persons.

12.  STANDARD OF CARE; LIABILITIES.

     (a) The Bank shall be responsible for the performance of only such duties as are set forth in this Agreement or expressly contained in Instructions which are consistent with the provisions of this Agreement as follows:

     (i) The Bank will use reasonable care with respect to its obligations under this Agreement and the safekeeping of Assets. The Bank shall be liable to the Customer for any loss which shall occur as the result of the failure of a Subcustodian to exercise reasonable care with respect to the safekeeping of such Assets to the same extent that the Bank would be liable to the Customer if the Bank were holding such Assets in New York. In the event of any loss to the Customer by reason of the failure of the Bank or its Subcustodian to utilize reasonable care, the Bank shall be liable to the Customer only to the extent of the Customer's direct damages, to be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special conditions or circumstances. The Bank will not be responsible for the insolvency of any Subcustodian which is not a branch or affiliate of Bank.

     (ii) The Bank will not be responsible for any act, omission, default or the solvency of any broker or agent which it or a Subcustodian appoints unless such appointment was made negligently or in bad faith.

     (iii) The Bank shall be indemnified by, and without liability to the Customer for any action taken or omitted by the Bank whether pursuant to Instructions or otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it believes in good faith to have been validly executed.

     (iv) The Customer agrees to pay for and hold the Bank harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges, and any related expenses with respect to income from or Assets in the Accounts.

     (v) The Bank shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Customer) on all matters and shall be without liability for any action reasonably taken or omitted pursuant to such advice.

     (vi) The Bank need not maintain any insurance for the benefit of the Customer.

     (vii) Without limiting the foregoing, the Bank shall not be liable for any loss which results from: 1) the general risk of investing, or 2) investing or holding Assets in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of Assets.

     (viii) Neither party shall be liable to the other for any loss due to forces beyond their control including, but not limited to strikes or work stoppages, acts of war or terrorism, insurrection, revolution, nuclear fusion, fission or radiation, or acts of God.

     (b)  Consistent  with and  without  limiting  the first  paragraph  of this
Section 12, it is specifically acknowledged that the Bank shall have no duty or responsibility to:

     (i) question Instructions or make any suggestions to the Customer or an Authorized Person regarding such Instructions;

     (ii) supervise or make recommendations with respect to investments or the retention of Securities;

     (iii) advise the Customer or an Authorized Person regarding any default in the payment of principal or income of any security other than as provided in Section S(c) of this Agreement;

     (iv) evaluate or report to the Customer or an Authorized Person regarding the financial condition of any broker, agent or other party to which Securities are delivered or payments are made pursuant to this Agreement;

     (v) review or reconcile trade confirmations received from brokers. The Customer or its Authorized Persons (as defined in Section 10) issuing

Instructions shall bear any responsibility to review such confirmations against Instructions issued to and statements issued by the Bank.

     (c) The Customer authorizes the Bank to act under this Agreement notwithstanding that the Bank or any of its divisions or affiliates may have a material interest in a transaction, or circumstances are such that the Bank may have a potential conflict of duty or interest including the fact that the Bank or any of its affiliates may provide brokerage services to other customers, act as financial advisor to the issuer of Securities, act as a lender to the issuer of Securities, act in the same transaction as agent for more than one customer, have a material interest in the issue of Securities, or earn profits from any of the activities listed herein.

13.  FEES AND EXPENSES.

     The Customer agrees to pay the Bank for its services under this Agreement such amount as may be agreed upon in writing, together with the Bank's reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees. The Bank shall have a lien on and is authorized to charge any Accounts of the Customer for any amount owing to the Bank under any provision of this Agreement.

14.  MISCELLANEOUS.

     (a) FOREIGN EXCHANGE TRANSACTION. To facilitate the administration of the Customer's trading and investment activity, the Bank is authorized to enter into spot or forward foreign exchange contracts with the Customer or an Authorized Person for the Customer and may also provide foreign exchange through its subsidiaries, affiliates or Subcustodians. Instructions, including standing instructions, may be issued with respect to such contracts but the Bank may establish rules or limitations concerning any foreign exchange facility made available. In all cases where the Bank, its subsidiaries, affiliates or Subcustodians enter into a foreign exchange contract related to Accounts, the terms and conditions of the then current foreign exchange contract of the Bank, its subsidiary, affiliate or Subcustodian and, to the extent not inconsistent, this Agreement shall apply to such transaction.

     (b) CERTIFICATION OF RESIDENCY. etc. The Customer certifies that it is a resident of the United States and agrees to notify the Bank of any changes in residency. The Bank may rely upon this certification or the certification of such other facts as may be required to administer the Bank's obligations under this Agreement. The Customer will indemnify the Bank against all losses, liability, claims or demands arising directly or indirectly from any such certifications.

     (c) ACCESS TO RECORDS. The Bank shall allow the Customer's independent public accountant reasonable access to the records of the Bank relating to the Assets as is required in connection with their examination of books and records pertaining to the Customer's affairs. Subject to restrictions under applicable law, the Bank shall also obtain an undertaking to permit the Customer's independent public accountants reasonable access to the records of any Subcustodian which has physical possession of any Assets as may be required in connection with the examination of the Customer's books and records.

     (d) GOVERNING LAW: SUCCESSORS AND ASSIGNS. This Agreement shall be governed by the laws of the State of New York and shall not be assignable by either party, but shall bind the successors in interest of the Customer and the Bank.

     (e) ENTIRE AGREEMENT; APPLICABLE RIDERS. Customer represents that the Assets deposited in the Accounts are (Check one):

     _ Employee Benefit Plan or other assets subject to the Employee  Retirement
       Income Security Act of 1974, as amended ("ERISA");

     _ Mutual Fund assets subject to certain Securities and Exchange  Commission
       ("SEC") rules and regulations;

     _ Neither of the above.

         This Agreement consists exclusively of this document together with Schedule A, Exhibits I - and the following Rider(s) [Check applicable rider(s)]:

     _ ERISA

     _ MUTUAL FUND

     _ SPECIAL TERMS AND CONDITIONS

     There are no other provisions of this Agreement and this Agreement supersedes any other agreements, whether written or oral, between the parties. Any amendment to this Agreement must be in writing, executed by both parties.

     (f) SEVERABILITY. In the event that one or more provisions of this Agreement are held invalid, illegal or enforceable in any respect on the basis of any particular circumstances or in any jurisdiction, the validity, legality and enforceability of such provision or provisions under other circumstances or in other jurisdictions and of the remaining provisions will not in any way be affected or impaired.

     (g) WAIVER. Except as otherwise provided in this Agreement, no failure or delay on the part of either party in exercising any power or right under this Agreement operates as a waiver, nor does any single or partial exercise of any power or right preclude any other or further exercise, or the exercise of any other power or right. No waiver by a party of any provision of this Agreement, or waiver of any breach or default, is effective unless in writing and signed by the party against whom the waiver is to be enforced.

     (h) NOTICES. All notices under this Agreement shall be effective when actually received. Any notices or other communications which may be required under this Agreement are to be sent to the parties at the following addresses or such other addresses as may subsequently be given to the other party in writing:

         Bank:    The Chase Manhattan Bank, N.A.
                  4 Chase MetroTech Center
                  Brooklyn, NY 11245
                  Attention: Global Custody Division

                  or telex:_______________________

         Customer:  __________________________

                  or telex:_______________________

     (i) Termination. This Agreement may be terminated by the Customer or the Bank by giving sixty (60) days written notice to the other, provided that such notice to the Bank shall specify the names of the persons to whom the Bank shall deliver the Assets in the Accounts. If notice of termination is given by the Bank, the Customer shall, within sixty (60) days following receipt of the notice, deliver to the Bank Instructions specifying the names of the persons to whom the Bank shall deliver the Assets. In either case the Bank will deliver the Assets to the persons so specified, after deducting any amounts which the Bank determines in good faith to be owed to it under Section 13. If within sixty (60) days following receipt of a notice of termination by the Bank, the Bank does not receive Instructions from the Customer specifying the names of the persons to whom the Bank shall deliver the Assets, the Bank, at its election, may deliver the Assets to a bank or trust company doing business in the State of New York to be held and disposed of pursuant to the provisions of this Agreement, or to Authorized Persons, or may continue to hold the Assets until Instructions are provided to the Bank.

                                                  CUSTOMER

                                                  By:

                                                  THE CHASE MANHATTAN BANK, N.A.

                                                  By:

STATE OF                   )
                           : ss.
COUNTY OF                  )

On this_____ day of , 19__, before me personally came___________, to me known, who being by me duly sworn, did depose and say that he/she resides in _____ at
_________
that  he/she  is  ________________________  of____________________________,  the
entity described in and which executed the foregoing instrument; that he/she knows the seal of said entity, that the seal affixed to said instrument is such seal, that it was so affixed by order of said entity, and that he/she signed his/her name thereto by like order.

Sworn to before me this day of      , 19_.

Notary

STATE OF NEW YORK          )
                           : ss.
COUNTY OF NEW YORK         )

     On this ________ day of ____________ ,19__, before me personally came ____________, to me known, who being by me duly sworn, did depose and say that he/she resides in___________at ______________________; that he/she is a Vice
President of THE CHASE MANHATTAN BANK, (National Association), the corporation described in and which executed the foregoing instrument; that he/she knows the seal of said corporation, that the seal affixed to said instrument is such corporate seal, that it was so affixed by order of the Board of Directors of said corporation, and that he/she signed his/her name thereto by like order.

Sworn to before me this day of       , 19_.

Notary

                  Mutual Fund Rider to Global Custody Agreement
                   Between The Chase Manhattan Bank, N.A. and

                          -----------------------------

                   ____________________, effective __________


     Customer represents that the Assets being placed in the Bank's custody are subject to the Investment Company Act of 1940 (the Act), as the same may be amended from time to time.

     Except to the extent that the Bank has specifically agreed to comply with a condition of a rule, regulation, interpretation promulgated by or under the authority of the SEC or the Exemptive Order applicable to accounts of this nature issued to the Bank (Investment Company Act of 1940, Release No. 12053, November 20, 1981), as amended, or unless the Bank has otherwise specifically agreed, the Customer shall be solely responsible to assure that the maintenance of Assets under this Agreement complies with such rules, regulations, interpretations or exemptive order promulgated by or under the authority of the Securities Exchange Commission.

     The following modifications are made to the Agreement:

     Section 3. SUBCUSTODIANS AND SECURITIES DEPOSITORIES.

     Add the following language to the end of Section 3:

     The terms Subcustodian and securities depositories as used in this Agreement shall mean a branch of a qualified U.S. bank, an eligible foreign custodian or an eligible foreign securities depository, which are further defined as follows:

     (a) "qualified U.S. Bank" shall mean a qualified U.S. bank as defined in Rule 17f-5 under the Investment Company Act of 1940;

     (b) "eligible foreign custodian" shall mean (i) a banking institution or trust company incorporated or organized under the laws of a country other than the United States that is regulated as such by that country's government or an agency thereof and that has shareholders' equity in excess of $200 million in U.S. currency (or a foreign currency equivalent thereof), (ii) a majority owned direct or indirect subsidiary of a qualified U.S. bank or bank holding company that is incorporated or organized under the laws of a country other than the United States and that has shareholders' equity in excess of $100 million in U.S. currency (or a foreign currency equivalent thereof) (iii) a banking institution or trust company incorporated or organized under the laws of a country other than the United States or a majority owned direct or indirect subsidiary of a qualified U.S. bank or bank holding company that is incorporated or organized under the laws of a country other than the United States which has such other qualifications as shall be specified in Instructions and approved by the Bank; or (iv) any other entity that shall have been so qualified by exemptive order, rule or other appropriate action of the SEC; and

     (c) "eligible foreign securities depository" shall mean a securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which operates (i) the central system for handling securities or equivalent book-entries in that country, or (ii) a transitional system for the central handling of securities or equivalent book-entries.

     The Customer represents that its Board of Directors has approved each of the Subcustodians listed in Schedule A to this Agreement and the terms of the subcustody agreements between the Bank and each Subcustodian, which are attached as Exhibits I through of Schedule A, and further represents that its Board has determined that the use of each Subcustodian and the terms of each subcustody agreement are consistent with the best interests of the Fund(s) and its (their) shareholders. The Bank will supply the Customer with any amendment to Schedule A for approval. The Customer has supplied or will supply the Bank with certified copies of its Board of Directors resolution(s) with respect to the foregoing prior to placing Assets with any Subcustodian so approved.

     Section 11. Instructions.

     Add the following language to the end of Section 11:

     Deposit Account Payments and Custody Account  Transactions made pursuant to
Section 5 and 6 of this Agreement may be made only for the purposes listed below. Instructions must specify the purpose for which any transaction is to be made and Customer shall be solely responsible to assure that Instructions are in accord with any limitations or restrictions applicable to the Customer by law or as may be set forth in its prospectus.

     (a) In connection with the purchase or sale of Securities at prices as confirmed by Instructions;

     (b) When Securities are called, redeemed or retired, or otherwise become payable;

     (c) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment;

     (d) Upon conversion of Securities pursuant to their terms into other securities;

     (e) Upon exercise of subscription, purchase or other similar rights represented by Securities;

     (f) For the payment of interest, taxes, management or supervisory fees, distributions or operating expenses;

     (g) In connection with any borrowings by the Customer requiring a pledge of Securities, but only against receipt of amounts borrowed;

     (h) In  connection  with any loans,  but only  against  receipt of adequate
     collateral   as  specified  in   Instructions   which  shall   reflect  any
     restrictions applicable to the Customer;

     (i) For the purpose of redeeming shares of the capital stock of the Customer and the delivery to, or the crediting to the account of, the Bank, its Subcustodian or the Customer's transfer agent, such shares to be purchased or redeemed;

     (j) For the purpose of redeeming in kind shares of the Customer against delivery to the Bank, its Subcustodian or the Customer's transfer agent of such shares to be so redeemed;

     (k) For delivery in accordance with the provisions of any agreement among the Customer, the Bank and a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of The National Association of Securities Dealers, Inc. ("NASD"), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Customer;

     (l) For release of Securities to designated brokers under covered call options, provided, however, that such Securities shall be released only upon payment to the Bank of monies for the premium due and a receipt for the Securities which are to be held in escrow. Upon exercise of the option, or at expiration, the Bank will receive from brokers the Securities previously deposited. The Bank will act strictly in accordance with Instructions in the delivery of Securities to be held in escrow and will have no responsibility or liability for any such Securities which are not returned promptly when due other than to make proper request for such return;

     (m)  For  spot or  forward  foreign  exchange  transactions  to  facilitate
     security   trading,   receipt  of  income   from   Securities   or  related
     transactions;

     (n) For other proper purposes as may be specified in Instructions issued by an officer of the Customer which shall include a statement of the purpose for which the delivery or payment is to be made, the amount of the payment or specific Securities to be delivered, the name of the person or persons to whom delivery or payment is to be made, and a certification that the purpose is a proper purpose under the instruments governing the Customer; and

     (o) Upon the termination of this Agreement as set forth in Section 14(i).

     Section 12. STANDARD OF CARE: LIABILITIES.

     Add the folllowing subsection (c) to Section 12:

     (c) The Bank hereby warrants to the Customer that in its opinion, after due inquiry, the established procedures to be followed by each of its branches, each branch of a qualified U.S. bank, each eligible foreign custodian and each eligible foreign securities depository holding the Customer's Securities pursuant to this Agreement afford protection for such Securities at least equal to that afforded by the Bank's established procedures with respect to similar securities held by the Bank and its securities depositories in New York.

     Section 14. ACCESS TO RECORDS.

     ADD THE FOLLOWING LANGUAGE TO THE END OF SECTION 14(C):

     Upon reasonable request from the Customer, the Bank shall furnish the Customer such reports (or portions thereof) of the Bank's system of internal accounting controls applicable to the Bank's duties under this Agreement. The Bank shall endeavor to obtain and furnish the Customer with such similar reports as it may reasonably request with respect to each Subcustodian and securities depository holding the Customer's assets.

                                                     GLOBAL CUSTODY AGREEMENT

                                                     WITH

                                                     DATE











                                        SPECIAL TERMS AND CONDITIONS RIDER













                                                     GLOBAL CUSTODY AGREEMENT

                                                     WITH

                                                     DATE

                                AGENCY AGREEMENT


         THIS AGREEMENT made the_____________day of_______________,  19 , by and between PEREGRINE FUNDS, a Delaware business trust having its principal place of business at c/o Van Eck Associates Corp., 99 Park Avenue, 8th Floor, New York, New York 10016 ("Fund"), and DST SYSTEMS, INC., a corporation existing under the laws of the State of Delaware, having its principal place of business at 1055 Broadway, Kansas City, Missouri 64105 ("DST"):

                                                    WITNESSETH:

WHEREAS, Fund desires to appoint DST as Transfer Agent and Dividend Disbursing Agent, and DST desires to accept such appointment;

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.       DOCUMENTS TO BE FILED WITH APPOINTMENT.

         In connection with the appointment of DST as Transfer Agent and Dividend Disbursing Agent for Fund, there will be filed with DST the following documents:

                  A. A certified copy of the resolutions of the Board of Trustees of Fund appointing DST as Transfer Agent and Dividend Disbursing Agent, approving the form of this Agreement, and designating certain persons to sign stock certificates, if any, and give written instructions and requests on behalf of Fund;

                  B. A certified copy of the Articles of Incorporation of Fund and all amendments thereto;

                  C. A certified copy of the Bylaws of Fund;

                  D. Copies of Registration Statements and amendments thereto, filed with the Securities and Exchange Commission.

                  E. Specimens of all forms of outstanding stock certificates, in the forms approved by the Board of Directors of Fund, with a certificate of the Secretary of Fund, as to such approval;

                  F.  Specimens  of the  signatures  of the officers of the Fund
                  authorized  to  sign  stock   certificates   and   individuals
                  authorized to sign written instructions and requests;

                  G. An opinion of counsel for Fund with respect to:

              (1) Fund's  organization and existence under the laws of its state of organization,

              (2) The  status  of all  shares  of stock of Fund  covered  by the appointment under the Securities Act of 1933, as amended, and any other applicable federal or state statute, and

              (3) That all issued  shares are, and all unissued  shares will be, when issued, validly issued, fully paid and nonassessable.

 2.      CERTAIN REPRESENTATIONS AND WARRANTIES OF DST.

         DST represents and warrants to Fund that:

                  A. It is a corporation duly organized and existing and in good standing under the laws of Delaware.

                  B. It is duly qualified to carry on its business in the State of Missouri.

                  C. It is empowered under applicable laws and by its Articles of Incorporation and bylaws to enter into and perform the services contemplated in this Agreement.

                  D. It is registered as a transfer agent to the extent required under the Securities Exchange Act of 1934.

                  E. All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

                  F. It has and will continue to have and maintain the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

3        CERTAIN REPRESENTATIONS AND WARRANTIES OF FUND.

         Fund represents and warrants to DST that:

                  A. It is a business trust duly organized and existing and in good standing under the laws of the State of Delaware.

                  B. It is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

                  C. A registration statement under the Securities Act of 1933 has been filed and will be effective with respect to all shares of Fund being offered for sale.

                  D. All requisite steps have been and will continue to be taken to register Fund's shares for sale in all applicable states and such registration will be effective at all times shares are offered for sale in such state.

                  E. Fund is empowered under applicable laws and by its charter and bylaws to enter into and perform this Agreement.

4.       SCOPE OF APPOINTMENT.

                  A. Subject to the conditions set forth in this Agreement, Fund hereby appoints DST as Transfer Agent and Dividend Disbursing Agent.

                  B. DST hereby accepts such appointment and agrees that it will act as Fund's Transfer Agent and Dividend Disbursing Agent. DST agrees that it will also act as agent in connection with Fund's periodic withdrawal payment accounts and other open accounts or similar plans for shareholders, if any.

                  C. Fund agrees to use its best efforts to deliver to DST in Kansas City, Missouri, as soon as they are available, all of its shareholder account records.

                  D. DST, utilizing TA2000(TM), DST's computerized data processing system for securityholder accounting (the "TA2000(TM) System"), will perform the following services as transfer, dividend disbursing and shareholders' servicing agent for the Fund, and as agent of the Fund for shareholder accounts thereof, in a timely manner: issuing (including countersigning), transferring and canceling share certificates; maintaining all shareholder accounts; providing transaction journals; preparing shareholder meeting lists, mailing proxies and proxy materials, receiving and tabulating proxies, certifying the shareholder votes in the Fund; mailing shareholder reports and prospectuses; withholding, as required by Federal law, taxes on shareholder accounts, disbursing income dividends and capital gains distributions to shareholders, preparing, filing and mailing U.S. Treasury

                  Department Forms 1099, 1042, and 1042S and performing and paying backup withholding as required for all shareholders; preparing and mailing confirmation forms to shareholders and dealers, as instructed, for all purchases and liquidations of shares of the Fund and other confirmable transactions in shareholders' accounts; recording reinvestment of dividends and distributions in shares of the Fund; providing or making available on-line daily and monthly reports as provided by the TA2000(TM)System and as requested by the Fund or its management company; maintaining those records necessary to carry out DST's duties hereunder, including all information reasonably required by the Fund to account for all transactions in Fund shares, calculating the appropriate sales charge with respect to each purchase of Fund shares as set forth in the prospectus for the Fund, determining the portion of each sales charge payable to the dealer participating in a sale in accordance with schedules delivered to DST by the Fund's principal underwriter or distributor (hereinafter "principal underwriter") from time to time, disbursing dealer commissions collected to such dealers, determining the portion of each sales charge payable to such principal underwriter and disbursing such commissions to the principal underwriter; receiving correspondence pertaining to any former, existing or new shareholder account, processing such correspondence for proper recordkeeping, and responding promptly to shareholder correspondence; mailing to dealers confirmations of wire order trades; mailing copies of shareholder statements to shareholders and registered representatives of dealers in accordance with the Fund's instructions; and processing, generally on the date of receipt, purchases or redemptions or instructions to settle any mail or wire order purchases or redemptions received in proper order as set forth in the prospectus, rejecting promptly any requests not received in proper order (as defined by the Fund or its agents), and causing exchanges of shares to be executed in accordance with the Fund's instructions and prospectus and the general exchange privilege application.

                  F. Fund shall have the right to add new series to the TA2000(TM) System upon at least thirty (30) days' prior written notice to DST provided that the requirements of the new series are generally consistent with services then being provided by DST under this Agreement. Rates or charges for additional series shall be as set forth in Exhibit B, as hereinafter defined, for the remainder of the contract term except as such series use functions, features or characteristics for which DST has imposed an additional charge as part of its standard pricing schedule. In the latter event, rates and charges shall be in accordance with DST's then-standard pricing schedule.

                  G. DST shall use reasonable efforts to provide, reasonably promptly under the circumstances, the same services with respect to any new, additional functions or features or any changes or improvements to existing functions or features as provided for in Fund's instructions, prospectus or application as amended from time to time, for the Fund provided (i) DST is advised in advance by the Fund of any changes therein and (ii) the TA2000(TM) System and the mode of operations utilized by DST as then constituted supports such additional functions and features. If any addition to, improvement of or change in the features and functions currently provided by the TA2000(TM) System or the operations as requested by the Fund requires an enhancement or modification to the TA2000(TM) System or to operations as presently conducted by DST, DST shall not be liable therefore until such modification or enhancement is installed on the TA2000(TM) System or new mode of operation is instituted. If any new, additional function or feature or change or improvement to existing functions or features or new service or mode of operation measurably increases DST's cost of performing the services required hereunder at the current level of service, DST shall advise the Fund of the amount of such increase and if the Fund elects to utilize such function, feature or service, DST shall be entitled to increase its fees by the amount of the increase in costs. In no event shall DST be responsible for or liable to provide any additional function, feature, improvement or change in method of operation until it has consented thereto in writing.

5        LIMIT OF AUTHORITY.

         Unless otherwise expressly limited by the resolution of appointment or by subsequent action by the Fund, the appointment of DST as Transfer Agent will be construed to cover the full amount of authorized stock of the class or classes for which DST is appointed as the same will, from time to time, be constituted, and any subsequent increases in such authorized amount.

         In case of such increase Fund will file with DST:

                  A. If the appointment of DST was theretofore expressly limited, a certified copy of a resolution of the Board of Trustees of Fund increasing the authority of DST;

                  B. A certified copy of the amendment to the Articles of Incorporation of Fund authorizing the increase of stock;

                  C. A certified copy of the order or consent of each governmental or regulatory authority required by law to consent to the issuance of the increased stock, and an opinion of counsel that the order or consent of no other governmental or regulatory authority is required;

                  D. Opinion of counsel for Fund stating:

              (1) The status of the additional shares of stock of Fund under the
                  Securities Act of 1933, as amended, and any other applicable federal or state statute; and

              (2) That  the  additional  shares  are,  or when  issued  will be, validly issued, fully paid and nonassessable.

6.       COMPENSATION AND EXPENSES.

                  A. In consideration for its services hereunder as Transfer Agent and Dividend Disbursing Agent, Fund will pay to DST from time to time a reasonable compensation for all services rendered as Agent, and also, all its reasonable out-of-pocket expenses, charges, counsel fees, and other disbursements (Compensation and Expenses) incurred in connection with the agency. Such compensation is set forth in a separate schedule to be agreed to by Fund and DST, a copy of which is attached hereto as Exhibit A. If the Fund has not paid such Compensation and Expenses to DST within a reasonable time, DST may charge against any monies held under this Agreement, the amount of any Compensation and/or Expenses for which it shall be entitled to reimbursement under this Agreement.

                  B. The Fund also agrees promptly to reimburse DST for all reasonable out-of-pocket expenses or disbursements incurred by DST in connection with the performance of services under this Agreement including, but not limited to, expenses for postage, express delivery services, freight charges, envelopes, checks, drafts, forms (continuous or otherwise), specially requested reports and statements, telephone calls, telegraphs, stationery supplies, counsel fees, outside printing and mailing firms (including Output Technology, Inc. and Support Resources, Inc.), magnetic tapes, reels or cartridges (if sent to a Fund or to third party at the Fund's request) and magnetic tape handling charges, off-site record storage, media for storage of records (e.g., microfilm, microfiche, optical platters, computer tapes), computer equipment installed at the Fund's request at the Fund's or a third party's premises, telecommunications equipment, telephone/telecommunication lines between Fund and its agents, on one hand, and DST on the other, proxy soliciting, processing and/or tabulating costs, second-site backup computer facility, transmission of statement data for remote printing or processing, and NSCC transaction fees to the extent any of the foregoing are paid by DST. The Fund agrees to pay postage expenses at least one day in advance if so requested. In addition, any other expenses incurred by DST at the request or with the consent of the Fund will be promptly reimbursed by the Fund.

                  C. Amounts due hereunder shall be due and paid on or before the thirtieth (30th) business day after receipt of the statement therefor by the Fund (the "Due Date"). The Fund is aware that its failure to pay all amounts in a timely fashion so that they will be received by DST on or before the Due Date will give rise to costs to DST not contemplated by this Agreement, including but not limited to carrying, processing and accounting charges. Accordingly, subject to Section 6.D. hereof, in the event that any amounts due hereunder are not received by DST by the Due Date, the Fund shall pay a late charge equal to the lesser of the maximum amount permitted by applicable law or the product of that rate announced from time to time by State Street Bank and Trust Company as its "Prime Rate" plus three (3) percentage points times the amount overdue, times the number of days from the Due Date up to and including the day on which payment is received by DST divided by 365. The parties hereby agree that such late charge represents a fair and reasonable computation of the costs incurred by reason of late payment or payment of amounts not properly due. Acceptance of such late charge shall in no event constitute a waiver of the Fund's or DST's default or prevent the non-defaulting party from exercising any other rights and remedies available to it.

                  D. In the event that any charges are disputed, the Fund shall, on or before the Due Date, pay all undisputed amounts due hereunder and notify DST in writing of any disputed charges for out-of-pocket expenses which it is disputing in good faith. Payment for such disputed charges shall be due on or before the close of the fifth (5th) business day after the day on which DST provides to the Fund documentation which an objective observer would agree reasonably supports the disputed charges (the "Revised Due Date"). Late charges shall not begin to accrue as to charges disputed in good faith until the first day after the Revised Due Date.

                  E. The fees and charges set forth on Exhibit A shall increase or may be increased as follows:

              (1) On the first day of each new term, in accordance with the "Fee
                  Increases" provision in Exhibit A.

              (2) DST may  increase  the fees and charges set forth on Exhibit A upon at least ninety (90) days prior written notice, if changes in existing laws, rules or regulations: (i) require substantial system modifications or (ii) materially increase cost of performance hereunder.

              (3) DST may charge for additional  features of TA2000(TM)  used by the Fund which features are not consistent with the Fund's current processing requirements.

If DST notifies Fund of an increase in fees or charges  pursuant to subparagraph
(2) of this Section 6.E., the parties shall confer, diligently and in good faith and agree upon a new fee to cover the amount necessary, but not more than such amount, to reimburse DST for the Fund's aliquot portion of the cost of developing the new software to comply with regulatory charges and for the increased cost of operation. If DST notifies Fund of an increase in fees or charges under subparagraph (3) of this Section 6.E., the parties shall confer, diligently and in good faith, and agree upon a new fee to cover such new fund feature.

7.       OPERATION OF DST SYSTEM.

         In  connection   with  the  performance  of  its  services  under  this
         Agreement, DST is responsible for such items as:

                  A. That entries in DST's records and in the Fund's records on the TA2000(TM) System created by DST reflect the orders, instructions, and other information received by DST from broker-dealers, shareholders, the Fund, the Fund's principal underwriter or Fund's investment adviser;

                  B. That shareholder lists, shareholder account verifications, confirmations and other shareholder account information to be produced from its records or data be available and accurately reflect the data in the Fund's records on the TA2000(TM) System;

                  C. The accurate and timely issuance of dividend and distribution checks in accordance with instructions received from the Fund and the data in the Fund's records on the TA2000(TM) System;

                  D. That redemption transactions and payments be effected timely, under normal circumstances on the day of receipt, and accurately in accordance with redemption instructions received by DST from dealers, shareholders, the Fund or the Fund's principal underwriter and the data in the Fund's records on the TA2000(TM) System;

                  E. The deposit daily in the Fund's appropriate special bank account of all checks and payments received by DST from NSCC, broker-dealers or shareholders for investment in shares;

                  F. Notwithstanding anything herein to the contrary, with respect to "as of" adjustments, DST will not assume one hundred percent (100%) responsibility for losses resulting from "as of's" due to clerical errors or misinterpretations of shareholder instructions, but DST will discuss with the Fund

                  DST's accepting liability for an "as of" on a case-by-case basis and may accept financial responsibility for a particular situation resulting in a financial loss to the Fund where DST in its discretion deems that to be appropriate;

                  G. The requiring of proper forms of instructions, signatures and signature guarantees and any necessary documents supporting the opening of shareholder accounts transfers, redemptions and other shareholder account transactions, all in conformance with DST's present procedures as set forth in its Legal Manual, Third Party Check Procedures, Checkwriting Draft Procedures, and Signature Guarantee Procedures with such changes or deviations therefrom as may be from time to time required or approved by the Fund, its investment adviser or principal underwriter, or their or DST's counsel (the "Procedures") and the rejection of orders or instructions not in good order in accordance with the applicable prospectus or the Procedures;

                  H. The maintenance of customary records in connection with its agency, and particularly those records required to be maintained pursuant to subparagraph (2) (iv) of paragraph (b) of Rule 31a-1 under the Investment Company Act of 1940, if any; and

                  I. The maintenance of a current, duplicate set of the Fund's essential records at a secure separate location, in a form available and usable forthwith in the event of any breakdown or disaster disrupting its main operation.

8.       INDEMNIFICATION.

                  A. DST shall at all times use reasonable care, due diligence and act in good faith in performing its duties under this Agreement. DST shall provide its services as transfer agent in accordance with Section 17A of the Exchange Act, and the rules and regulations thereunder. In the absence of bad faith, willful misconduct, knowing violations of applicable law pertaining to the manner in which transfer agency services are to be performed by DST (excluding any violations arising directly or indirectly out of the actions of DSTunaffiliated third parties), reckless disregard of the performance of its duties, or negligence on its part, DST shall not be liable for any action taken, suffered, or omitted by it or for any error of judgment made by it in the performance of its duties under this Agreement. For those activities or actions delineated in the Procedures, DST shall be presumed to have used reasonable care, due diligence and acted in good faith if it has acted in accordance with the Procedures, copies of which have been provided to the Fund and reviewed and approved by Fund counsel, as amended from time to time with approval of counsel, or for any deviation therefrom approved by Fund or

                  DST counsel. DST shall not be responsible for, and the Fund shall indemnify and hold DST harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability which may be asserted against DST or for which DST may be held to be liable, arising out of or attributable to:

              (1) All  actions of DST  required  to be taken by DST  pursuant to this Agreement, provided that DST has acted in good faith and with due diligence and reasonable care;

              (2) The Fund's refusal or failure to comply with the terms of this
                  Agreement, the Fund's negligence or willful misconduct, or the breach of any representation or warranty of the Fund hereunder;

              (3) The good  faith  reliance  on,  or the  carrying  out of,  any written or oral instructions or requests of persons designated by the Fund in writing (see Exhibit B) from time to time as authorized to give instructions on its behalf or representatives of the Fund's investment advisor, sponsor or principal underwriter or DST's good faith reliance on, or use of, information, data, records and documents received from, or which have been prepared and/or maintained by the Fund, its investment advisor, its sponsor or its principal underwriter;

              (4) Defaults by dealers or shareowners with respect to payment for share orders previously entered;

              (5) The offer or sale of the  Fund's  shares in  violation  of any requirement under federal securities laws or regulations or the securities laws or regulations of any state or in violation of any stop order or other determination or ruling by any federal agency or state with respect to the offer or sale of such shares in such state (unless such violation results from DST's failure to comply with written instructions of the Fund or of any officer of the Fund that no offers or sales be input into the Funds securityholder records in or to residents of such state);

              (6) The Fund's  errors and  mistakes in the use of the  TA2000(TM)
                  System, the data center, computer and related equipment used to access the TA2000(TM) System (the "DST Facilities"), and control procedures relating thereto in the verification of output and in the remote input of data;

              (7) Errors,   inaccuracies,   and   omissions   in,   or   errors,
                  inaccuracies or omissions of DST arising out of or resulting from such errors, inaccuracies and omissions in, the Fund's records, shareholder and other records, delivered to DST hereunder by the Fund or its prior agent(s); and
              (8) Actions or omissions  to act by the Fund or agents  designated by the Fund with respect to duties assumed thereby as provided for in Section 21 hereof.

                  B.  Except  where DST is  entitled  to  indemnification  under
                  Section 8.A.  hereof and with respect to "as ofs" set forth in
                  Section 7.F., DST shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of DST's failure to comply with the terms of this Agreement or arising out of or attributable to DST's negligence or willful misconduct or breach of any representation or warranty of DST hereunder.

                  C. EXCEPT FOR VIOLATIONS OF SECTIONS 23, IN NO EVENT AND UNDER NO CIRCUMSTANCES SHALL EITHER PARTY TO THIS AGREEMENT BE LIABLE TO ANYONE, INCLUDING, WITHOUT LIMITATION TO THE OTHER PARTY, FOR CONSEQUENTIAL DAMAGES FOR ANY ACT OR FAILURE TO ACT UNDER ANY PROVISION OF THIS AGREEMENT EVEN IF ADVISED OF THE POSSIBILITY THEREOF.

                  D. Promptly after receipt by an indemnified person of notice of the commencement of any action, such indemnified person will, if a claim in respect thereto is to be made against an indemnifying party hereunder, notify the indemnifying party in writing of the commencement thereof; but the failure so to notify the indemnifying party will not relieve an indemnifying party from any liability that it may have to any indemnified person for contribution or otherwise under the indemnity agreement contained herein except to the extent it is prejudiced as a proximate result of such failure to timely notify. In case any such action is brought against any indemnified person and such indemnified person seeks or intends to seek indemnity from an indemnifying party, the indemnifying party will be entitled to participate in, and, to the extent that it may wish, assume the defense thereof (in its own name or in the name and on behalf of any indemnified party or both with counsel reasonably satisfactory to such indemnified person); provided, however, if the defendants in any such action include both the indemnified person and an indemnifying party and the indemnified person shall have reasonably concluded that there may be a conflict between the positions of the indemnified person and an indemnifying party in conducting the defense of any such action or that there may be legal defenses available to it and/or other indemnified persons which are inconsistent with those available to an indemnifying party, the indemnified person or indemnified persons shall have the right to select one separate counsel (in addition to local counsel) to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified person or indemnified persons at such indemnified party's sole expense. Upon receipt of notice from an indemnifying party to such indemnified person of its election so to assume the defense of such action and approval by the indemnified person of counsel, which approval shall not be unreasonably withheld (and any disapproval shall be accompanied by a written statement of the reasons therefor), the indemnifying party will not be liable to such indemnified person hereunder for any legal or other expenses subsequently incurred by such indemnified person in connection with the defense thereof. An indemnifying party will not settle or compromise or consent to the entry of any judgment with respect to any pending or threatened claim, action, suit or proceeding in respect of which indemnification or contribution may be sought hereunder (whether or not the indemnified persons are actual or potential parties to such claim, action, suit or proceeding) unless such settlement, compromise or consent includes an unconditional release of each indemnified person from all liability arising out of such claim, action, suit or proceeding. An indemnified party will not, without the prior written consent of the indemnifying party settle or compromise or consent to the entry of any judgment with respect to any pending or threatened claim, action, suit or proceeding in respect of which indemnification or contribution may be sought hereunder. If it does so, it waives its right to indemnification therefor.

9.       CERTAIN COVENANTS OF DST AND FUND.

                  A. All requisite steps will be taken by Fund from time to time when and as necessary to register the Fund's shares for sale in all states in which Fund's shares shall at the time be offered for sale and require registration. If at any time Fund will receive notice of any stop order or other proceeding in any such state affecting such registration or the sale of Fund's shares, or of any stop order or other proceeding under the federal securities laws affecting the sale of Fund's shares, Fund will give prompt notice thereof to DST.

                  B. DST hereby agrees to perform such transfer agency functions as are set forth in section 4.E. above and establish and maintain facilities and procedures reasonably acceptable to Fund for safekeeping of stock certificates, check forms, and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices, and to carry such insurance as it considers adequate and reasonably available.

                  C. To the extent required by Section 31 of the Investment Company Act of 1940 as amended and Rules thereunder, DST agrees that all records maintained by DST relating to the services to be performed by DST under this Agreement are the property of Fund and will be preserved and will be surrendered promptly to Fund on request.

                  D. DST agrees to furnish Fund annual reports of its parent's financial condition, consisting of a balance sheet, earnings statement and any other financial information reasonably requested by Fund. The annual financial statements will be certified by DST's certified public accountants.

                  E. DST represents and agrees that it will use its best efforts to keep current on the trends of the investment company industry relating to shareholder services and will use its best efforts to continue to modernize and improve.

                  F. DST will permit Fund and its authorized representatives to make periodic inspections of its operations as such would involve the Fund at reasonable times during business hours.

                  G. DST agrees to use its best efforts to provide in Kansas City at the Fund's expense two (2) man weeks of training for the Fund's personnel in connection with use and operation of the TA2000(TM) System. All travel and reimbursable expenses incurred by the Fund's personnel in connection with and during training at DST's Facility shall be borne by the Fund. At the Fund's option and expense, DST also agrees to use its best efforts to provide an additional two (2) man weeks of training at the Fund's facility for the Fund's personnel in connection with the conversion to the TA2000(TM) System. Reasonable travel, per diem and reimbursable expenses incurred by DST personnel in connection with and during training at the Fund's facility or in connection with the conversion shall be borne by the Fund.

10.      RECAPITALIZATION OR READJUSTMENT.

         In case of any recapitalization, readjustment or other change in the capital structure of Fund requiring a change in the form of stock certificates, DST will issue or register certificates in the new form in exchange for, or in transfer of, the outstanding certificates in the old form, upon receiving:

                  A. Written instructions from an officer of Fund;

                  B. Certified copy of the amendment to the Articles of Incorporation or other document effecting the change;

                  C. Certified copy of the order or consent of each governmental or regulatory authority, required by law to the issuance of the stock in the new form, and an opinion of counsel that the order or consent of no other government or regulatory authority is required;

                  D. Specimens of the new certificates in the form approved by the Board of Directors of Fund, with a certificate of the Secretary of Fund as to such approval;

                  E. Opinion of counsel for Fund stating:

              (1) The status of the shares of stock of Fundin the new form under
                  the   Securities  Act  of  1933,  as  amended  and  any  other
                  applicable federal or state statute; and

              (2) That the issued  shares in the new form are,  and all unissued shares will be, when issued, validly issued, fully paid and nonassessable.

11.      STOCK CERTIFICATES.

         [STRIKE IF THE FUND WILL NOT ISSUE STOCK CERTIFICATES] Fund will furnish DST with a sufficient supply of blank stock certificates and from time to time will renew such supply upon the request of DST. Such certificates will be signed manually or by facsimile signatures of the officers of Fund authorized by law and by bylaws to sign stock certificates, and if required, will bear the corporate seal or facsimile thereof.

12.      DEATH, RESIGNATION OR REMOVAL OF SIQNINQ OFFICER.

         Fund will file promptly with DST written notice of any change in the officers authorized to sign stock certificates, written instructions or requests, together with two signature cards bearing the specimen signature of each newly authorized officer. In case any officer of Fund who will have signed manually or whose facsimile signature will have been affixed to blank stock certificates will die, resign, or be removed prior to the issuance of such certificates, DST may issue or register such stock certificates as the stock certificates of Fund notwithstanding such death, resignation, or removal, until specifically directed to the contrary by Fund in writing. In the absence of such direction, Fund will file promptly with DST such approval, adoption, or ratification as may be required by law.

13.      FUTURE AMENDMENTS OF CHARTER AND BY-LAWS.

         Fund will promptly file with DST copies of all material amendments to its Articles of Incorporation or bylaws made after the date of this Agreement.

14.      INSTRUCTIONS, OPINION OF COUNSEL AND SIGNATURES.

         At any time DST may apply to any person authorized by the Fund to give instructions to DST, and may with the approval of a Fund officer consult with legal counsel for Fund or its own legal counsel at the expense of Fund, with respect to any matter arising in connection with the agency and it will not be liable for any action taken or omitted by it in good faith in reliance upon such instructions or upon the opinion of such counsel. DST will be protected in acting upon any paper or document reasonably believed by it to be genuine and to have been signed by the proper person or persons and will not be held to have notice of any change of authority of any person, until receipt of written notice thereof from Fund. It will also be protected in recognizing stock certificates which it reasonably believes to bear the proper manual or facsimile signatures of the officers of Fund, and the proper countersignature of any former Transfer Agent or Registrar, or of a co-Transfer Agent or co-Registrar.

15.      FORCE MAJEURE AND DISASTER RECOVERY PLANS.

                  A. DST shall not be responsible or liable for its failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation: any interruption, loss or malfunction or any utility, transportation, computer (hardware or software) or communication service; inability to obtain labor, material, equipment or transportation, or a delay in mails; governmental or exchange action, statute, ordinance, rulings, regulations or direction; war, strike, riot, emergency, civil disturbance, terrorism, vandalism, explosions, labor disputes, freezes, floods, fires, tornadoes, acts of God or public enemy, revolutions, or insurrection; or any other cause, contingency, circumstance or delay not subject to DST's reasonable control which prevents or hinders DST's performance hereunder.

                  B. DST currently maintains an agreement with a third party whereby DST is to be permitted to use on a "shared use" basis a "hot site" (the Recovery Facility") maintained by such party in event of a disaster rendering the DST Facilities inoperable. DST has developed and is continually revising a Business Contingency Plan detailing which, how, when, and by whom data maintained by DST at the DST Facilities will be installed and operated at the Recovery Facility. Provided Fund is paying its pro rata portion of the charge therefor, DST would, in event of a disaster rendering the DST Facilities inoperable, convert the TA2000(TM) System containing the designated Fund data to the computers at the Recovery Facility in accordance with the then current Business Contingency Plan.

                  C. DST also currently maintains, separate from the area in which the operations which provides the services to the Fund hereunder are located, a Crisis Management Center consisting of phones, computers and the other equipment necessary to operate a full service transfer agency business in the event one of its operations areas is rendered inoperable. The transfer of operations to other operating areas or to the Crisis Management Center is also covered in DST' s Business Contingency Plan.

16.      CERTIFICATION OF DOCUMENTS.

         The required copy of the Articles of Incorporation of Fund and copies of all amendments thereto will be certified by the Secretary of State (or other appropriate official) of the State of Incorporation, and if such Articles of Incorporation and amendments are required by law to be also filed with a county, city or other officer of official body, a certificate of such filing will appear on the certified copy submitted to DST. A copy of the order or consent of each governmental or regulatory authority required by law to the issuance of the stock will be certified by the Secretary or Clerk of such governmental or regulatory authority, under proper seal of such authority. The copy of the Bylaws and copies of all amendments thereto, and copies of resolutions of the Board of Directors of Fund, will be certified by the Secretary or an Assistant Secretary of Fund under the Fund's seal.

17.      RECORDS.

         DST will maintain customary records in connection with its agency, and particularly will maintain those records required to be maintained pursuant to subparagraph (2) (iv) of paragraph (b) of Rule 31a-l under the Investment Company Act of 1940, if any.

18.      DISPOSITION OF BOOKS, RECORDS AND CANCELED CERTIFICATES.

         DST may send periodically to Fund, or to where designated by the Secretary or an Assistant Secretary of Fund, all books, documents, and all records no longer deemed needed for current purposes and stock certificates which have been canceled in transfer or in exchange, upon the understanding that such books, documents, records, and stock certificates will be maintained by the Fund under and in accordance with the requirements of Section 17Ad7 adopted under the Securities
         Exchange Act of 1934. Such materials will not be destroyed by Fund without the consent of DST (which consent will not be unreasonably withheld), but will be safely stored for possible future reference.

19.      PROVISIONS RELATING TO DST AS TRANSFER AGENT.

                  A. DST will make original issues of stock certificates upon written request of an officer of Fund and upon being furnished with a certified copy of a resolution of the Board of Directors authorizing such original issue, an opinion of counsel as outlined in paragraphs l.D. and G. of this Agreement, any documents required by paragraphs 5. or 10. of this Agreement, and necessary funds for the payment of any original issue tax.

                  B. Before making any original issue of certificates Fund will furnish DST with sufficient funds to pay all required taxes on the original issue of the stock, if any. Fund will furnish DST such evidence as may be required by DST to show the actual value of the stock. If no taxes are payable DST will be furnished with an opinion of outside counsel to that effect.

                  C. Shares of stock will be transferred and new certificates issued in transfer, or shares of stock accepted for redemption and funds remitted therefor, or book entry transfer be effected, upon surrender of the old certificates in form or receipt by DST of instructions deemed by DST properly endorsed for transfer or redemption accompanied by such documents as DST may deem necessary to evidence the authority of the person making the transfer or redemption. DST reserves the right to refuse to transfer or redeem shares until it is satisfied that the endorsement or signature on the certificate or any other document is valid and genuine, and for that purpose it may require a guaranty of signature in accordance with the Signature Guarantee Procedures. DST also reserves the right to refuse to transfer or redeem shares until it is satisfied that the requested transfer or redemption is legally authorized, and it will incur no liability for the refusal in good faith to make transfers or redemptions which, in its judgment, are improper or unauthorized. DST may, in effecting transfers or redemptions, rely upon Simplification Acts or other statutes which protect it and Fund in not requiring complete fiduciary documentation. In cases in which DST is not directed or otherwise required to maintain the consolidated records of shareholder's accounts, DST will not be liable for any loss which may arise by reason of not having such records.

                  D. When mail is used for delivery of stock certificates, DST will forward stock certificates in "nonnegotiable" form by first class or registered mail and stock certificates in "negotiable" form by registered mail, all such mail deliveries to be covered while in transit to the addressee by insurance arranged for by DST.

                  E. DST will issue and mail subscription warrants, certificates representing stock dividends, exchanges or split ups, or act as Conversion Agent upon receiving written instructions from any officer of Fund and such other documents as DST deems necessary.

                  F. DST will issue, transfer, and split up certificates and will issue certificates of stock representing full shares upon surrender of scrip certificates aggregating one full share or more when presented to DST for that purpose upon receiving written instructions from an officer of Fund and such other documents as DST may deem necessary.

                  G. DST may issue new certificates in place of certificates represented to have been lost, destroyed, stolen or otherwise wrongfully taken upon receiving instructions from Fund and indemnity satisfactory to DST and Fund, and may issue new certificates in exchange for, and upon surrender of, mutilated certificates. Such instructions from Fund will be in such form as will be approved by the Board of Directors of Fund and will be in accordance with the provisions of law and the bylaws of Fund governing such matter.

                  H. DST will supply a shareholder's list to Fund for its annual meeting upon receiving a request from an officer of Fund. It will also, at the expense of the Fund, supply lists at such other times as may be requested by an officer of Fund.

                  I. Upon receipt of written instructions of an officer of Fund, DST will, at the expense of the Fund, address and mail notices to shareholders.

                  J. In case of any request or demand for the inspection of the stock books of Fund or any other books in the possession of DST, DST will endeavor to notify Fund and to secure instructions as to permitting or refusing such inspection. DST reserves the right, however, to exhibit the stock books or other books to any person in case it is advised by its counsel that it may be held responsible for the failure to exhibit the stock books or other books to such person.

20.      PROVISIONS RELATING TO DIVIDEND DISBURSING AGENCY.

                  A. DST will, at the expense of Fund, provide a special form of check containing the imprint of any device or other matter desired by Fund. Said checks must, however, be of a form and size convenient for use by DST.

                  B. If Fund desires to include additional printed matter, financial statements, etc., with the dividend checks, the same will be furnished DST within a reasonable time prior to the date of mailing of the dividend checks, at the expense of Fund.

                  C. If Fund desires its distributions mailed in any special form of envelopes, sufficient supply of the same will be furnished to DST but the size and form of said envelopes will be subject to the approval of DST. If stamped envelopes are used, they must be furnished by Fund; or if postage stamps are to be affixed to the envelopes, the stamps or the cash necessary for such stamps must be furnished by Fund.

                  D. DST shall establish and maintain on behalf of the Fund one or more deposit accounts as Agent for Fund, into which DST shall deposit the funds DST receives for payment of dividends, distributions, redemptions or other disbursements provided for hereunder and to draw checks against such accounts.

                  E. DST is authorized and directed to stop payment of checks theretofore issued hereunder, but not presented for payment, when the payees thereof allege either that they have not received the checks or that such checks have been mislaid, lost, stolen, destroyed or through no fault of theirs, are otherwise beyond their control, and cannot be produced by them for presentation and collection, and, to issue and deliver duplicate checks in replacement thereof.

21.      ASSUMPTION OF DUTIES BY THE FUND OR AGENTS DESIGNATED BY THE FUND.

                  A. The Fund or its designated agents other than DST may assume certain duties and responsibilities of DST or those services of Transfer Agent and Dividend Disbursement Agent as those terms are referred to in Section 4.E. of this Agreement including but not limited to answering and responding to telephone inquiries from shareholders and brokers, accepting shareholder and broker instructions (either or both oral and written) and transmitting orders based on such instructions to DST, preparing and mailing confirmations, obtaining certified TIN numbers, classifying the status of shareholders and shareholder accounts under applicable tax law, establishing shareholder accounts on the TA2000(TM) System and assigning social codes and Taxpayer Identification Number codes thereof, and disbursing monies of the Fund, said assumption to be embodied in writing to be signed by both parties.

                  B. To the extent the Fund or its agent or affiliate assumes such duties and responsibilities, DST shall be relieved from all responsibility and liability therefor and is hereby indemnified and held harmless against any liability therefrom and in the same manner and degree as provided for in Section 8 hereof.

                  C. Initially the Fund or its designees shall be responsible for the following: [LIST RESPONSIBILITIES OR DELETE AS APPROPRIATE.] (i) answer and respond to phone calls from shareholders and broker-dealers, and (ii) scan items into DST's AWD(TM) System as such calls or items are received by the Fund, and (iii) enter and confirm wire order trades.

22.      TERMINATION OF AGREEMENT.

                  A. This Agreement shall be in effect for an initial period of ______ years and thereafter may be terminated by either party upon receipt of one (l) year's written notice from the other party, provided, however, that the effective date of any termination shall not occur during the period from December 15 through March 30 of any year to avoid adversely impacting year end.

                  B. Each party, in addition to any other rights and remedies, shall have the right to terminate this Agreement forthwith upon the occurrence at any time of any of the following events with respect to the other party:

              (l) Any interruption or cessation of operations by the other party or its assigns which materially interferes with the business operation of the first party;

              (2) The  bankruptcy  of the  other  party  or its  assigns  or the appointment of a receiver for the other party or its assigns;

              (3) Any merger,  consolidation  or sale of  substantially  all the assets of the other party or its assigns; or

              (4) Failure  by the other  party or its  assigns  to  perform  its duties in accordance with the Agreement, which failure materially adversely affects the business operations of the first party and which failure continues for thirty (30) days after receipt of written notice from the first party.

                  C. In the event of termination, Fund will promptly pay DST all amounts due to DST hereunder. In addition, if this Agreement is terminated by the Fund for any reason other than those set forth in Sections 22.B. or 22.C. hereof, then the Fund shall pay to DST a termination fee equal to the lesser of (i) the aggregate of the fees charged to the Fund during the previous six (6) calendar months preceding receipt of the notice or
                  (ii) the average monthly fee over the preceding six (6) months times the number of months remaining in the then current term after termination. If the Fund shall not have been billed for six (6) months before termination, the average monthly fee shall be calculated by dividing the aggregate fees charged to the Fund during whatever period it was billed by the number of months in that period and that average monthly fee shall be multiplied by six (6) in order to determine the aggregate fees in subparagraph 22.C.(i). In any event, the effective date of any deconversion as a result of termination hereof shall not occur during the period from December 15th through March 30th of any year to avoid adversely impacting year end.

                  D. In the event of termination, DST will use its best efforts to transfer the records of the Fund to the designated successor transfer agent, to provide reasonable assistance to the Fund and its designated successor transfer agent, and to provide other information relating to its service provided hereunder (subject to the recompense of DST for such assistance at its standard rates and fees for personnel then in effect at that time); provided, however, as used herein "reasonable assistance" and "other information shall not include assisting any new service or system provider to modify, alter, enhance, or improve its system or to improve, enhance, or alter its current, or to provide any new, functionality or to require DST to disclose any DST Confidential Information or any information which is otherwise confidential to DST.

23.      CONFIDENTIALITY.

                  A. DST agrees that, except as provided in the last sentence of Section l9.J hereof, or as otherwise required by law, DST will keep confidential all records of and information in its possession relating to Fund or its shareholders or shareholder accounts and will not disclose the same to any person except at the request or with the consent of Fund.

                  B. Fund agrees to keep confidential all financial statements and other financial records (other than statements and records relating solely to Fund's business dealings with DST) and all manuals, systems and other technical information and data, not publicly disclosed, relating to DST's operations and programs furnished to it by DST pursuant to this Agreement and will not disclose the same to any person except at the request or with the consent of DST.

                  C. (l) The Fund acknowledges that DST has proprietary rights in and to the TA2000(TM) System used to perform services hereunder including, but not limited to the maintenance of shareholder accounts and records, processing of related information and generation of output, including, without limitation any changes or modifications of the TA2000(TM)
                  System and any other DST programs, data bases, supporting documentation, or procedures (collectively DST Confidential Information") which the Fund's access to the TA2000(TM) System or computer hardware or software may permit the Fund or its employees or agents to become aware of or to access and that the DST Confidential Information constitutes confidential material and trade secrets of DST. The Fund agrees to maintain the confidentiality of the DST Confidential Information.

              (2) The Fund  acknowledges  that  any  unauthorized  use,  misuse, disclosure or taking of DST Confidential Information which is confidential as provided by law, or which is a trade secret, residing or existing internal or external to a computer, computer system, or computer network, or the knowing and unauthorized accessing or causing to be accessed of any computer, computer system, or computer network, may be subject to civil liabilities and criminal penalties under applicable state law. The Fund will advise all of its employees and agents who have access to any DST Confidential Information or to any computer equipment capable of accessing DST or DST hardware or software of the foregoing. DST is intended to be, and shall be, a third party beneficiary of the Fund's obligations and undertakings contained in this Section.

              (3) Fund  acknowledges  that  disclosure  of the DST  Confidential
                  Information may give rise to an irreparable injury to DST inadequately compensable in damages. Accordingly, DST may seek (without the posting of any bond or other security) injunctive relief against the breach of the foregoing undertaking of confidentiality and nondisclosure, in addition to any other legal remedies which may be available, and Fund consents to the obtaining of such injunctive relief. All of the undertakings and obligations relating to confidentiality and nondisclosure, whether contained in this Section or elsewhere in this Agreement shall survive the termination or expiration of this Agreement for a period of ten (10) years.

24.      CHANGES AND MODIFICATIONS.

                  A. During the term of this Agreement DST will use on behalf of the Fund without additional cost all modifications, enhancements, or changes which DST may make to the TA2000(TM) System in the normal course of its business and which are applicable to functions and features offered by the Fund, unless substantially all DST clients are charged separately for such modifications, enhancements or changes, including, without limitation, substantial system revisions or modifications necessitated by changes in existing laws, rules or regulations. The Fund agrees to pay DST promptly for modifications and improvements which are charged for separately at the rate provided for in DST's standard pricing schedule which shall be identical for substantially all clients, if a standard pricing schedule shall exist. If there is no standard pricing schedule, the parties shall mutually agree upon the rates to be charged.

                  B. DST shall have the right, at any time and from time to time, to alter and modify any systems, programs, procedures or facilities used or employed in performing its duties and obligations hereunder; provided that the Fund will be notified as promptly as possible prior to implementation of such alterations and modifications and that no such alteration or modification or deletion shall materially adversely change or affect the operations and procedures of the Fund in using or employing the TA2000~ System or DST Facilities hereunder or the reports to be generated by such system and facilities hereunder, unless the Fund is given thirty (30) days prior notice to allow the Fund to change its procedures and DST provides the Fund with revised operating procedures and controls.

                  C. All enhancements, improvements, changes, modifications or new features added to the TA2000(TM) System however developed or paid for shall be, and shall remain, the confidential and exclusive property of, and proprietary to, DST.

25.      SUBCONTRACTORS.

         Nothing herein shall impose any duty upon DST in connection with or make DST liable for the actions or omissions to act of unaffiliated third parties such as, by way of example and not limitation, Airborne Services, the U.S. mails and telecommunication companies, provided, if DST selected such company, DST shall have exercised due care in selecting the same.

26.      LIMITATIONS ON LIABILITY.

                  A. If Fund is comprised of more than one Portfolio, each Portfolio shall be regarded for all purposes hereunder as a separate party apart from each other Portfolio. Unless the context otherwise requires, with respect to every transaction covered by this Agreement, every reference herein to the Fund shall be deemed to relate solely to the particular Portfolio to which such transaction relates. Under no circumstances shall the rights, obligations or remedies with respect to a particular Portfolio constitute a right, obligation or remedy applicable to any other Portfolio. The use of this single document to memorialize the separate agreement of each
                  Portfolio is understood to be for clerical convenience only and shall not constitute any basis for joining the Portfolios for any reason. [DELETE IF NOT APPLICABLE]

                  B. Notice is hereby given that a copy of Fund's Trust Agreement and all amendments thereto is on file with the Secretary of State of the state of its organization; that this Agreement has been executed on behalf of Fund by the undersigned duly authorized representative of Fund in his/her capacity as such and not individually; and that the obligations of this Agreement shall only be binding upon the assets and property of Fund and shall not be binding upon any trustee, officer or shareholder of Fund individually. [DELETE IF NOT APPLICABLE]

27.      MISCELLANEOUS.

                  A. This Agreement shall be construed according to, and the rights and liabilities of the parties hereto shall be governed by, the laws of the State of Missouri, excluding that body of law applicable to choice of law.

                  B. All terms and provisions of this Agreement shall be binding upon, inure to the benefit of and be enforceable by the parties hereto and their respective successors and permitted assigns.

                  C. The representations and warranties, and the indemnification extended hereunder, if any, are intended to and shall continue after and survive the expiration, termination or cancellation of this Agreement.

                  D. No  provisions  of the Agreement may be amended or modified
                  in  any  manner  except  by  a  written   agreement   properly
                  authorized and executed each party hereto.

                  E. The captions in the Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

                  F. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original but all of which together shall constitute one and the same instrument.

                  G. If any part, term or provision of this Agreement is by the courts held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

                  H. This Agreement may not be assigned by the Fund or DST without prior written consent of the other.

                  I. Neither the execution nor performance of this Agreement shall be deemed to create a partnership or joint venture by and between Fund and DST. It is understood and agreed that all services performed hereunder by DST shall be as an independent contractor and not as an employee of the Fund. This Agreement is between DST and the Fund and neither this Agreement nor the performance of services under it shall create any rights in any third parties. There are no third party beneficiaries hereto.

                  J. Except as specifically provided herein, this Agreement does not in any way affect any other agreements entered into among the parties hereto and any actions taken or omitted by any party hereunder shall not affect any rights or obligations of any other party hereunder.

                  K. The failure of either party to insist upon the performance of any terms or conditions of this Agreement or to enforce any rights resulting from any breach of any of the terms or conditions of this Agreement, including the payment of damages, shall not be construed as a continuing or permanent waiver of any such terms, conditions, rights or privileges, but the same shall continue and remain in full force and effect as if no such forbearance or waiver had occurred.

                  L. This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement, draft or agreement or proposal with respect to the subject matter hereof, whether oral or written, and this Agreement may not be modified except by written instrument executed by both parties.

                  M. All notices to be given hereunder shall be deemed properly given if delivered in person or if sent by U.S. mail, first class, postage prepaid, or if sent by facsimile and thereafter confirmed by mail as follows:

                  If to DST:

                          DST Systems, Inc.
                          1055 Broadway, 7th Fl.
                          Kansas City, Missouri 64105
                          Attn: Senior Vice President-Full Service
                          Facsimile No.: 816-435-3455

                          With a copy of non-operational notices to:

                          DST Systems, Inc.
                          1055 Broadway, 9th Fl.
                          Kansas City, Missouri 64105
                          Attn: Legal Department
                          Facsimile No.: 816-435-8630

                                    If to Fund:

                          Peregrine Funds
                          c/o Van Eck Associates Corp.
                          99 Park Ave., 8th Floor
                          New York, New York 10018
                          Attn:_____________________
                          Facsimile No.: _____________

                  or to such other address as shall have been specified in writing by the party to whom such notice is to be given.

N. The representations and warranties contained herein shall survive the execution of this Agreement. The representations and warranties contained herein and the provisions of Section 8 hereof shall survive the termination of the Agreement and the performance of services hereunder until any statute of limitations applicable to the matter at issues shall have expired.

         WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective duly authorized officers, to be effective as of the day and year first above written.


                                           DST SYSTEMS, INC.

                                           By:_________________________________

                                           Title:_______________________________


                                           PEREGRINE FUNDS

                                           By:_________________________________

                                           Title:_______________________________

                                                     EXHIBIT A, p. 1
                                                     REMOTE SERVICE
                                                     FEE SCHEDULE

FEE INCREASES

The fees and charges set forth in this Exhibit B shall increase annually upon each anniversary of this Agreement over the fees and charges during the prior 12 months in an amount equal to the annual percentage of change in the Consumer Price Index in the Kansas City, Missouri-Kansas Standard Metropolitan Statistical Area, All Items, Base 1982-1984=100, as last reported by the U.S. Bureau of Labor Statistics for the 12 calendar months immediately preceding such anniversary. In the event that this Agreement was not signed as of the first day of the month, the fees and charges increase shall be effective as of the first day of the month immediately following the month during which the anniversary occurred.

OPEN AND CLOSED ACCOUNTS FEES

The monthly fee for an open account shall be charged in the month during which an account is opened through the month in which such account is closed. The monthly fee for a closed account shall be charged in the month following the month during which such account is closed and shall cease to be charged in the month following the Purge Date, as hereinafter defined. The "Purge Date" for any year shall be any day after June 1st of that year, as selected by Fund, provided that written notification is presented to DST at least forty-five (45) days prior to the Purge Date.

REIMBURSABLE EXPENSES
        Forms
         Postage (to be paid in advance if so requested)
         Outside Mailing Services
         Computer Hardware
         Telecommunications Equipment
         Magnetic Tapes, Reels or Cartridges
         Magnetic Tape Handling Charges
         Microfiche/Microfilm
         Freight Charges

REIMBURSABLE EXPENSES (CONT.)

         Proxy Processing - per proxy mailed
                  not including postage
                  Includes: Proxy Card
                  Printing
                  Outgoing Envelope
                  Return Envelope
                  Tabulation
T.I.N. Certification (W-8 & W-9)
                 Postage associated with the return
                envelope is included)
         N.S.C.C. Communications ChargeCurrently $1,200.00
                (Fund/Serv and Networking)per Fund per Year
         Off-site Record Storage
         SunGard Second Site Disaster    Currently between $.06
         Backup Fee (per account)        and $.08 guaranteed not to exceed $.11
                                         through 12/31/94)

Transmission of Statement Data for       Currently 035/per
Remote Processing                        record

Travel, Per Diem and other Out-of-Pockets Incurred by DST personnel traveling to, at and from Fund at the request of Fund

EXHIBIT B
AUTHORIZED PERSONNEL

Pursuant to Section 8.A. of the Agency Agreement between Peregrine Funds (the Fund") and DST (the "Agreement"), the Fund authorizes the following Fund personnel to provide instructions to DST, and receive inquiries from DST in connection with the Agreement:

               Name                                           Title

-----------------------------------          -----------------------------------

-----------------------------------          -----------------------------------

-----------------------------------          -----------------------------------

-----------------------------------          -----------------------------------

-----------------------------------          -----------------------------------

-----------------------------------          -----------------------------------



This Exhibit may be revised by the Fund by providing DST with a substitute Exhibit B. Any such substitute Exhibit B shall become effective twenty-four (24) hours after DST's receipt of the document and shall be incorporated into the Agreement.

ACKNOWLEDGMENT OF RECEIPT:


DST SYSTEMS, INC.                                        PEREGRINE FUNDS

By: _____________________________               By:___________________________

Title: __________________________              Title:_________________________

Date: ___________________________              Date:__________________________

           PORTFOLIO ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT


     THIS AGREEMENT is made as of the ___day ___of by and between PEREGRINE FUNDS, a Delaware business trust having its principal place of business in New York, New York (the "Trust") and VAN ECK ASSOCIATES CORPORATION ("the Administrator"), a Delaware corporation having its principal place of business in New York, New York.

                              W I T N E S S E T H :

     WHEREAS, the Trust is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust wishes to retain the Administrator to provide certain accounting and administrative services to a series thereof, namely Asia Growth Fund and any other Series as may, from time to time, be included in Exhibit A hereto, ("Series"), and the Administrator is willing to furnish such services;

     NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1.       APPOINTMENT.

The Trust hereby appoints the Administrator to provide certain accounting and administrative services to the Series with respect to its investment portfolio for the period and on the terms set forth in this Agreement. The Administrator accepts such appointment and agrees to furnish the services herein set forth. The Administrator agrees to comply with all relevant provisions of the 1940 Act and applicable rules and regulations thereunder. The Trust may from time to time issue separate series or classes or classify and reclassify shares of such series or class. The Administrator shall identify to each such series or class of shares property belonging to such series or class and shall prepare such reports, confirmations and notices to the Trust called for under this Agreement and shall identify the series or class of shares to which such report, confirmation or notice pertains in the event it is engaged by the Trust to perform the services herein contained respecting such series or class of shares.

2.       DELIVERY OF DOCUMENTS.

The Trust will furnish the Administrator with properly certified or authenticated copies of such documents, resolutions and agreements and any amendments or supplements thereto, as the Administrator may, from time to time, request.

3.       SERVICES ON A CONTINUING BASIS.

(a) The Administrator will perform the following accounting functions on an ongoing basis:

         (i) Journalize the Series' investment, capital share and income and expense activities;

         (ii)     Maintain individual ledgers for investment securities;

         (iii) Reconcile cash and investment balances of the Series with the Trust's custodian, and provide the Series with the beginning cash balance available for investment purposes;

         (iv)     Post to   and  prepare  the  Trust's  Statement  of Assets and
                  Liabilities  and the  Statement  of Operations;

         (v) Calculate various contractual expenses (e.g., transfer agency fees of the Series);

         (vi)     Control   all  disbursements  from the  Series  and  authorize
                  such disbursements upon written instructions from authorized Series officers and agents;

         (vii)    Calculate the Series' capital gains and losses;

         (viii)   Determine the Series' net income;

                  (ix) Compute the net asset value on each business day of the Series utilizing security market quotes, obtained at the Series' expense and risk from commercially available pricing services or, if such quotes are unavailable, obtain such prices from the Series' investment advisor or from brokers or market-makers in such securities;

         (x)      Deliver a copy of the daily portfolio valuation to the Series;

         (xi) Compute the Series' yields, total return, expense ratios and portfolio turnover rate;

         (xii) Monitor the expense accruals and notify the Series of any proposed adjustments; and

         (xiii)   Prepare periodic unaudited financial statements.

(b) In addition to the accounting services described in the foregoing Paragraph 3(a), the Administrator will provide, assist third-parties in providing or arrange for the following services:

         (i)      Preparation of periodic audited financial statements;

         (ii)     Supplying   various   statistical  data   as   requested    by
                  the Board of  Trustees of the Trust on an ongoing basis;

         (iii) Preparation for execution and filing of the Series' Federal and state tax returns;

         (iv)     Preparation   and   filing  the  Series'  Semi-Annual  Reports
                  with the Securities and Exchange Commission ("SEC") on Form N-SAR;

         (v) Preparation and filing with the SEC the Trust's annual, semi-annual, and quarterly shareholder reports;

         (vi) Filing registration statements on Form N-1A and other filings relating to the registration of Shares;

         (vii) Monitoring the Series' status as a regulated investment company under Sub-Chapter M of the Internal Revenue Code of 1986, as amended;

         (viii)   Reviewing     periodically     the  Series' fidelity  bond  as
                  required by the 1940 Act;

         (ix) Preparation of materials for and recording the proceedings of, in conjunction with the officers of the Trust, the meetings of the Trust's Board of Trustees and the Trust's shareholders;

         (x) Maintaining the Trust's existence and good standing under state law;

         (xi) Review and negotiate on behalf of the Series normal course of business contracts and agreements;

         (xii) Assist the Trust in developing and maintaining a compliance program; and

         (xiii) Coordinate purchase and redemption orders with the Series' transfer agent.

         (xiv) To the extent not provided by the investment advisor to the Series, furnishing the office space in the offices of the Administrator, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities, and telephone service for administering the affairs and investments of the Trust. These services are exclusive of the necessary services and records of any dividend disbursing agent, transfer agent, registrar or custodian, and accounting and bookkeeping services which may be provided by the custodian;

         (xv) Providing executive and clerical personnel for administering the affairs of the Trust, and compensating officers and Trustees of the Trust if such persons are also employees of the Administrator or its affiliates, except as provided in Paragraph 3(a); and

         (xvi) Preparation of any other regulatory reports to and for any federal, local, state or foreign governmental agency or regulatory body as may be required.


(c) The Administrator shall provide such other services and assistance relating to the affairs of the Series as the Trust or the Series' investment advisor may, from time to time, reasonably request.

(d) In carrying out its duties hereunder, as well as any other activities undertaken on behalf of the Series pursuant to this Agreement, the Administrator shall at all times be subject to the control and direction of the Board of Trustees of the Trust.

4.       EXPENSES OF THE ADMINISTRATOR AND THE TRUST.

(a)      EXPENSES OF THE ADMINISTRATOR.

         The Administrator shall bear the ordinary and usual expenses of providing the services set forth in Paragraph 3(a) of this Agreement (except such expenses which are expressly excluded) and in Paragraph 3(b) (iv) - (xi) (which shall include the salary costs and related expenses of the Administrator's employees, but shall exclude all reasonable out-of-pocket expenses incurred by or on behalf of the Administrator for the benefit of the fund). All costs and expenses not expressly assumed by the Administrator and all extraordinary expenses associated with the services hereunder shall be borne by the Trust or the Series.

(b)      EXPENSES OF THE TRUST.

         The Administrator shall be responsible for providing or arranging for a third party to provide the services set forth herein. Unless expressly set forth in this Agreement the Administrator shall not bear the responsibility for, or expenses associated with, operational, accounting or administrative services on behalf of the Trust, which expenses are to be borne by the Trust such expenses include, without limitation:

         (i) The charges and expenses of any registrar, stock, transfer or dividend disbursing agent, custodian, depository or other agent appointed by the Series for the safekeeping of its cash, portfolio securities and other property;

         (ii) Except as provided in Section 4(a) hereof, general operational, administrative and accounting costs, such as the costs incident in calculating the Series' net asset value, the preparation of the Series' tax filings with relevant authorities and of compliance with any and all regulatory authorities;

         (iii)    The charges and expenses of auditors and outside accountants;

         (iv)     Brokerage   commissions  for  transactions  in  the  portfolio
                  securities of the Series;

         (v)      All   taxes,  including  issuance  and   transfer  taxes,  and
                  corporate  fees payable by the Trust to
                  federal, state or other U.S. or foreign governmental agencies;

         (vi)     The cost of the Series'stock certificates representing shares;

         (vii) Expenses involved in registering and maintaining registrations of the Trust and of its shares with the SEC and various states and other jurisdictions, if applicable;

         (viii) All expenses of shareholders' and Trustees' meetings, including meetings of committees, and of preparing, setting in type, printing and mailing proxy statements, quarterly reports, semi-annual reports, annual reports and other communications to shareholders;

         (ix)     All expenses  of  preparing  and   setting  in  type  offering
                  documents,  and  expenses of   printing and  mailing  the same
                  to shareholders;

         (x) Compensation and travel expenses of Trustees who are not "interested persons" of the Administrator within the meaning of the 1940 Act and travel expenses of Trustees who are "interested persons" of the Administrator and officers and employees of the Adviser when traveling on Trust business, such as attending shareholders' or Trustees' meetings, beyond one hundred miles from such persons principal place of business;

         (xi) The expense of furnishing, or causing to be furnished, to each shareholder, statements of account;

         (xii) Charges and expenses of legal counsel in connection with matters relating to the Trust, including, without limitation, legal services rendered in connection with the Trust's corporate and financial structure, day-to-day legal affairs of the Trust and relations with its shareholders, issuance of Trust shares, and registration and qualification of securities under federal, state and other laws;

         (xiii) The expenses of attendance at meetings of professional and trade organizations, such as the Investment Company Institute and regulatory agencies by officers and Trustees of the Trust, and the membership or association dues of such organizations;

         (ixv) The cost and expense of maintaining the books and records of the Trust; Except those costs and expenses expressly assumed by the Administrator under this Agreement,

         (xv) The expense of obtaining and maintaining a fidelity bond as required by Section 17(g) of the 1940 Act, the expense of obtaining and maintaining an errors and omissions policy and other insurance as may be appropriate;

         (xvi)    Interest payable on Trust borrowing;

         (xvii)   Postage; and

         (xviii) Any other reasonable costs and expenses incurred by the Administrator for Trust operations and activities.

5.       RECORDS.

The books and records pertaining to the Series which are in the possession of the Administrator shall be the property of the Trust. Such books and records shall be prepared and maintained as required by the 1940 Act and other applicable securities laws, rules and regulations. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Administrator's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided by the Administrator to the Trust or its authorized representative at the Trust's expense.

6.       LIAISON WITH ACCOUNTANTS.

 The Administrator shall act as liaison with the Trust's independent public accountants and shall provide account analyses, fiscal year summaries, and other audit related schedules. The Administrator shall take all reasonable action in the performance of its obligations under this Agreement to assure that the necessary information is made available to such accountants for the expression of their opinion, as such may be required by the Trust from time to time.


7.       RIGHT TO RECEIVE ADVICE.

(a) ADVICE OF SERIES. If the Administrator shall be in doubt as to any action to be taken or omitted by it, it may request, and shall receive, from the Series directions or advice.

(b) ADVICE OF COUNSEL. If the Administrator or the Series shall be in doubt as to any question of law involved in any action to be taken or omitted by the Administrator, it may request advice at the Series' cost from counsel of its own choosing (who may be counsel for the Administrator or the Series, at the option of the Administrator).

(c) PROTECTION OF THE ADMINISTRATOR. The Administrator shall be protected in any action or inaction which it takes in reliance on any directions or advice received pursuant to subsections (a) or (b) of this paragraph which the Administrator, after receipt of any such directions or advice, in good faith believes to be consistent with such directions or advice as the case may be. However, nothing in this paragraph shall be construed as imposing upon the Administrator any obligation (i) to seek such directions, or advice or (ii) to act in accordance with such directions or advice when received. Nothing in this subsection shall excuse the Administrator when an action or omission on the part of the Administrator constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by the Administrator of its duties under this Agreement.

8. COMPLIANCE WITH GOVERNMENTAL RULES AND REGULATIONS. The Series assumes full responsibility for insuring that it complies with all applicable requirements of the Securities Act of 1933 ( the "1933 Act"), the Securities Exchange Act of 1934 (" the 1934 Act"), the 1940 Act, and any applicable laws, rules and regulations of governmental authorities having jurisdiction.

9.       COMPENSATION.

As compensation for the services rendered by the Administrator during the term of this Agreement, the Series will pay to the Administrator an annual fee calculated and payable monthly, at the annual rate of .25 of 1% of the average daily net assets of the Series, or at a fixed annual rate of $75,000.00, which ever is greater. In addition, with respect to the initial Series, the Administrator shall be entitled to a fee of $50,000,00 for services provided in organizing and registering the Trust.

10.      INDEMNIFICATION.

The Trust agrees to indemnify and hold harmless the Administrator and its employees, agents and nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, and any state and foreign securities and blue sky laws, all as or to be amended from time to time) and expenses, including (without limitation) attorneys' fees and disbursements, arising directly or indirectly from any action or thing which the Administrator takes or does or omits to take or do (i) at the request or on the direction of or in reliance on the advice of the Series or the Trust, (ii) upon oral or written instruction, or (III) otherwise in connection with this Agreement, provided, that neither the Administrator nor any of its nominees shall be indemnified against any liability to the Series or to its shareholders (or any expenses incident to such liability) arising out of the Administrator's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.

11.      RESPONSIBILITY OF THE ADMINISTRATOR.

The Administrator shall be under no duty to take any action on behalf of the Series except as specifically set forth herein or as may be specifically agreed to by the Administrator in writing. In the performance of its duties hereunder, the Administrator shall be obligated to exercise care and diligence and to act in good faith and to use its best efforts within reasonable limits in performing services provided for under this Agreement, but the Administrator shall not be liable for any act or omission which does not constitute willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard by the Administrator of its duties under this Agreement. Without limiting the generality of the foregoing or of any other provision of this Agreement, the Administrator in connection with its duties under this Agreement shall not be under any duty or obligation to inquire into and shall not be liable for or in respect of (a) the validity or invalidity or authority or lack thereof of any oral or written instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which the Administrator reasonably believes to be genuine; (b) delays or errors or loss of data occurring by reason of circumstances beyond the Administrator's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In the event of equipment failures beyond the Administrator's control, the Administrator shall, at no additional expense to the Series or the Trust, take reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

12.      DURATION AND TERMINATION.

This Agreement shall continue until termination by either party on 180 days written notice to the other.

13.      FURTHER ACTION.

Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

14.      AMENDMENTS.

This Agreement or any part hereof may be changed or waived only by an instrument in writing signed by the party against which enforcement of such change or waiver is sought.

15.      MISCELLANEOUS.

This Agreement embodies the entire agreement and understanding between the parties thereto, and supersedes all prior agreements and understandings, relating to the subject matter hereof, provided that the parties hereto may embody in one or more separate documents their agreement, if any, with respect to delegation and/or oral instructions. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement shall be deemed to be a contract made in New York and governed by New York law. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below on the day and year first above written.

[SEAL]                                              PEREGRINE FUNDS


Attest:                                      By:
                                            ------------------------------
                                                       President

[SEAL]                                      VAN ECK ASSOCIATES CORPORATION


Attest:                                      By:
                                             ------------------------------
                                                       President

                                    DOMESTIC
                       SPECIAL TERMS AND CONDITIONS RIDER

DOMESTIC CORPORATE ACTIONS AND PROXIES

With respect to domestic U.S. and Canadian Securities (the latter if held in DTC), the following provisions Will apply rather than the provisions of Section 8 of the Agreement:

         The Bank will send to the Customer or the Authorized Person for a Custody Account, such proxies (signed in blank, if issued in the name of the Bank's nominee or the nominee of a central depository) and communications with respect to Securities in the Custody Account as call for voting or relate to legal proceedings within a reasonable time after sufficient copies are received by the Bank for forwarding to its customers. In addition, the Bank will follow coupon payments, redemptions, exchanges or similar matters with respect to Securities in the Custody Account and advise the Customer or the Authorized Person for such Account of rights issued, tender offers or any other discretionary rights with respect to such Securities, in each case, of which the Bank has received notice from the issuer of the Securities, or as to which notice is published in publications routinely utilized by the Bank for this purpose.

FEES

The fees referenced in Section 13 of this Agreement cover only domestic and euro-dollar holdings. There will be no Schedule A to this Agreement, as there are no foreign assets in the Accounts.


(viii) Neither party shall be liable to the other for any loss due to forces beyond their control including, but not limited to government action, strikes or work stoppages, acts of war or terrorism, insurrection, revolution, nuclear fusion, fission or radiation, or acts of God.